--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            VA SMALL VALUE PORTFOLIO

                            VA LARGE VALUE PORTFOLIO

                        VA INTERNATIONAL VALUE PORTFOLIO

                        VA INTERNATIONAL SMALL PORTFOLIO

                         VA SHORT-TERM FIXED PORTFOLIO

                            VA GLOBAL BOND PORTFOLIO

                                 ANNUAL REPORT

                          YEAR ENDED NOVEMBER 30, 1998

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                                                                         PAGE
                                                                                                                       ---------
Performance Charts...................................................................................................        1-2
Statements of Net Assets
    VA Small Value Portfolio.........................................................................................       3-14
    VA Large Value Portfolio.........................................................................................      15-16

Schedules of Investments
    VA International Value Portfolio.................................................................................      17-21
    VA International Small Portfolio.................................................................................      22-30

Statements of Net Assets
    VA Short-Term Fixed Portfolio....................................................................................         31
    VA Global Bond Portfolio.........................................................................................      32-33

Statements of Assets and Liabilities
    VA International Value Portfolio.................................................................................         34
    VA International Small Portfolio.................................................................................         34

Statements of Operations.............................................................................................      35-36

Statements of Changes in Net Assets..................................................................................      37-39

Financial Highlights.................................................................................................      40-42

Notes to Financial Statements........................................................................................      43-46

Report of Independent Accountants....................................................................................         47

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

------------------------------------------------------------
VA Small Value Portfolio vs.
Russell 2000 Value Index
October 1995-November 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               VA Small Value        Russell 2000 Value
  date           Portfolio                  Index           Fama-French Small Cap Value Index

                          $10,000                  $10,000                            $10,000
Oct-95                     $9,490                   $9,601                             $9,554
Nov-95                     $9,696                   $9,982                             $9,822
Dec-95                     $9,853                  $10,292                             $9,977
Jan-96                     $9,773                  $10,360                            $10,117
Feb-96                     $9,994                  $10,522                            $10,275
Mar-96                    $10,335                  $10,743                            $10,621
Apr-96                    $10,826                  $11,036                            $10,988
May-96                    $11,306                  $11,316                            $11,420
Jun-96                    $11,046                  $11,182                            $11,238
Jul-96                    $10,355                  $10,587                            $10,639
Aug-96                    $10,766                  $11,047                            $11,080
Sep-96                    $11,096                  $11,348                            $11,362
Oct-96                    $11,196                  $11,480                            $11,329
Nov-96                    $11,777                  $12,098                            $11,848
Dec-96                    $12,026                  $12,491                            $12,016
Jan-97                    $12,289                  $12,683                            $12,442
Feb-97                    $12,310                  $12,804                            $12,504
Mar-97                    $11,985                  $12,460                            $12,175
Apr-97                    $11,965                  $12,644                            $12,089
May-97                    $13,152                  $13,650                            $13,236
Jun-97                    $13,953                  $14,341                            $13,935
Jul-97                    $14,775                  $14,943                            $14,662
Aug-97                    $15,261                  $15,181                            $15,207
Sep-97                    $16,498                  $16,190                            $16,313
Oct-97                    $15,870                  $15,750                            $15,980
Nov-97                    $15,667                  $15,923                            $15,881
Dec-97                    $15,688                  $16,463                            $16,200
Jan-98                    $15,568                  $16,165                            $16,124
Feb-98                    $16,749                  $17,143                            $17,171
Mar-98                    $17,372                  $17,839                            $17,880
Apr-98                    $17,767                  $17,926                            $18,189
May-98                    $17,045                  $17,292                            $17,474
Jun-98                    $16,674                  $17,193                            $17,015
Jul-98                    $15,415                  $15,847                            $15,752
Aug-98                    $12,646                  $13,365                            $12,988
Sep-98                    $13,051                  $14,120                            $13,309
Oct-98                    $13,576                  $14,540                            $14,046
Nov-98                    $14,341                  $14,934                            $14,633

Annualized           One         From
Total Return (%)    Year     October 1995
------------------------------------------
                    -8.46        12.06

- The portfolio seeks to capture return premiums associated with high book-to-market ratios by investing on a market cap-weighted basis in companies that have average weighted market capitalizations of approximately $400 million and book-to-market ratios in the upper 30% of publicly traded U.S. companies.

- The portfolio's returns in fiscal 1998 reflected the performance of small U.S. companies with high book-to-market ratios.

- The Russell 2000 Value Index is a more widely recognized and more broadly based securities index than the Fama-French Small Cap Value Index, and is replacing the latter for comparison purposes.
Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VA Large Value Portfolio vs.
Russell 1000 Value Index
February 1995-November 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               VA Large Value        Russell 1000 Value
  date           Portfolio                  Index           Fama-French Large Cap Value Index

                          $10,000                  $10,000                            $10,000
Feb-95                    $10,313                  $10,395                            $10,653
Mar-95                    $10,667                  $10,623                            $10,818
Apr-95                    $10,990                  $10,958                            $11,197
May-95                    $11,243                  $11,420                            $11,727
Jun-95                    $11,314                  $11,575                            $12,029
Jul-95                    $11,870                  $11,978                            $12,586
Aug-95                    $11,799                  $12,147                            $12,878
Sep-95                    $12,022                  $12,586                            $13,264
Oct-95                    $11,607                  $12,462                            $12,708
Nov-95                    $12,175                  $13,094                            $13,368
Dec-95                    $12,266                  $13,422                            $13,516
Jan-96                    $12,568                  $13,841                            $13,846
Feb-96                    $12,687                  $13,946                            $14,050
Mar-96                    $13,154                  $14,183                            $14,464
Apr-96                    $13,349                  $14,237                            $14,775
May-96                    $13,586                  $14,415                            $15,004
Jun-96                    $13,191                  $14,427                            $14,622
Jul-96                    $12,626                  $13,881                            $13,863
Aug-96                    $13,092                  $14,278                            $14,371
Sep-96                    $13,322                  $14,847                            $14,731
Oct-96                    $13,746                  $15,421                            $15,137
Nov-96                    $14,662                  $16,539                            $16,242
Dec-96                    $14,531                  $16,328                            $16,159
Jan-97                    $15,030                  $17,119                            $16,698
Feb-97                    $15,359                  $17,371                            $17,090
Mar-97                    $14,659                  $16,746                            $16,300
Apr-97                    $15,113                  $17,449                            $16,892
May-97                    $16,272                  $18,424                            $18,213
Jun-97                    $16,715                  $19,215                            $18,798
Jul-97                    $18,405                  $20,660                            $20,570
Aug-97                    $18,085                  $19,924                            $20,295
Sep-97                    $19,025                  $21,128                            $21,356
Oct-97                    $18,154                  $20,538                            $20,715
Nov-97                    $18,430                  $21,446                            $21,246
Dec-97                    $18,776                  $22,072                            $21,717
Jan-98                    $18,874                  $21,761                            $21,900
Feb-98                    $20,436                  $23,226                            $23,737
Mar-98                    $21,550                  $24,647                            $25,157
Apr-98                    $21,673                  $24,812                            $25,484
May-98                    $21,500                  $24,445                            $25,547
Jun-98                    $21,433                  $24,758                            $25,563
Jul-98                    $20,666                  $24,322                            $24,681
Aug-98                    $17,208                  $20,703                            $20,604
Sep-98                    $18,038                  $21,891                            $21,865
Oct-98                    $19,493                  $23,588                            $23,830
Nov-98                    $20,538                  $24,687                            $25,034

Annualized           One          From
Total Return (%)    Year     February 1995
-------------------------------------------
                    11.44        20.65

- The portfolio seeks to capture return premiums associated with high book-to-market ratios by investing on a market cap-weighted basis in companies that have average weighted market capitalizations of approximately $17.9 billion and book-to-market ratios in the upper 30% of publicly traded companies.

- The portfolio's returns in fiscal 1998 reflected the performance of large U.S. companies with high book-to-market ratios.

- The Russell 1000 Value Index is a more widely recognized and more broadly based securities index than the Fama-French Large Cap Value Index, and is replacing the latter for comparison purposes.
Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VA International Value Portfolio vs.
EAFE Index (net dividends)
October 1995-November 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              VA International Value          EAFE Index (net            EAFE Index (gross
  date              Portfolio                   dividends)                  dividends)

                                $10,000                    $10,000                      $10,000
Oct-95                           $9,800                     $9,731                       $9,730
Nov-95                          $10,030                    $10,002                      $10,002
Dec-95                          $10,555                    $10,405                      $10,413
Jan-96                          $10,615                    $10,447                      $10,454
Feb-96                          $10,625                    $10,483                      $10,496
Mar-96                          $10,825                    $10,706                      $10,716
Apr-96                          $11,247                    $11,018                      $11,027
May-96                          $11,187                    $10,815                      $10,829
Jun-96                          $11,197                    $10,875                      $10,894
Jul-96                          $10,857                    $10,558                      $10,578
Aug-96                          $10,916                    $10,581                      $10,599
Sep-96                          $11,096                    $10,863                      $10,885
Oct-96                          $10,927                    $10,752                      $10,776
Nov-96                          $11,427                    $11,180                      $11,207
Dec-96                          $11,306                    $11,035                      $11,062
Jan-97                          $10,859                    $10,649                      $10,674
Feb-97                          $10,981                    $10,824                      $10,856
Mar-97                          $11,041                    $10,863                      $10,899
Apr-97                          $10,940                    $10,920                      $10,965
May-97                          $11,782                    $11,631                      $11,677
Jun-97                          $12,350                    $12,272                      $12,320
Jul-97                          $12,492                    $12,471                      $12,517
Aug-97                          $11,680                    $11,539                      $11,591
Sep-97                          $12,178                    $12,186                      $12,240
Oct-97                          $11,508                    $11,250                      $11,297
Nov-97                          $11,031                    $11,135                      $11,184
Dec-97                          $11,054                    $11,232                      $11,285
Jan-98                          $11,670                    $11,745                      $11,804
Feb-98                          $12,423                    $12,499                      $12,559
Mar-98                          $12,935                    $12,884                      $12,949
Apr-98                          $12,966                    $12,986                      $13,052
May-98                          $13,007                    $12,922                      $12,987
Jun-98                          $12,871                    $13,021                      $13,091
Jul-98                          $12,850                    $13,152                      $13,222
Aug-98                          $11,124                    $11,523                      $11,582
Sep-98                          $10,528                    $11,170                      $11,235
Oct-98                          $11,647                    $12,334                      $12,415
Nov-98                          $12,181                    $12,965                      $13,048

Annualized           One         From
Total Return (%)    Year     October 1995
------------------------------------------
                    10.42        6.43

- The portfolio invests in companies with market capitalization of at least $800 million and book-to-market ratios in the upper 30% of large publicly traded non-U.S. companies. Country weightings reflect the EAFE index market capitalization weight, with Japan limited to 38%.

- The portfolio's returns in fiscal 1998 reflected the performance of its strategy.

- The EAFE Index (net dividends) is a more appropriate measure of the dividend that foreign investors can attain due to foreign withholding taxes than the EAFE Index (gross dividends), and is replacing the latter for comparison purposes.
Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

------------------------------------------------------------
VA International Small Company Portfolio vs.
Salomon Extended Market Index
October 1995-November 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              VA International Small Company                                         EAFE Index (gross
  date                  Portfolio                Salomon Extended Market Index          dividends)

                                         $9,930                        $10,000                      $10,000
Oct-95                                   $9,573                         $9,712                       $9,730
Nov-95                                   $9,642                         $9,815                      $10,002
Dec-95                                  $10,040                        $10,191                      $10,413
Jan-96                                  $10,358                        $10,372                      $10,454
Feb-96                                  $10,487                        $10,534                      $10,496
Mar-96                                  $10,765                        $10,776                      $10,716
Apr-96                                  $11,520                        $11,343                      $11,027
May-96                                  $11,351                        $11,251                      $10,829
Jun-96                                  $11,152                        $11,252                      $10,894
Jul-96                                  $10,567                        $10,827                      $10,578
Aug-96                                  $10,567                        $10,936                      $10,599
Sep-96                                  $10,567                        $10,998                      $10,885
Oct-96                                  $10,388                        $10,955                      $10,776
Nov-96                                  $10,408                        $11,134                      $11,207
Dec-96                                  $10,066                        $10,930                      $11,062
Jan-97                                   $9,882                        $10,693                      $10,674
Feb-97                                   $9,995                        $10,873                      $10,856
Mar-97                                   $9,770                        $10,729                      $10,899
Apr-97                                   $9,494                        $10,568                      $10,965
May-97                                  $10,128                        $11,245                      $11,677
Jun-97                                  $10,302                        $11,499                      $12,320
Jul-97                                   $9,872                        $11,325                      $12,517
Aug-97                                   $9,402                        $10,842                      $11,591
Sep-97                                   $9,228                        $11,035                      $12,240
Oct-97                                   $8,809                        $10,599                      $11,297
Nov-97                                   $8,165                        $10,125                      $11,184
Dec-97                                   $7,728                         $9,901                      $11,285
Jan-98                                   $8,220                        $10,314                      $11,804
Feb-98                                   $9,079                        $11,084                      $12,559
Mar-98                                   $9,194                        $11,605                      $12,949
Apr-98                                   $9,058                        $11,693                      $13,052
May-98                                   $9,027                        $11,910                      $12,987
Jun-98                                   $8,733                        $11,563                      $13,091
Jul-98                                   $8,545                        $11,483                      $13,222
Aug-98                                   $7,550                        $10,075                      $11,582
Sep-98                                   $7,277                         $9,813                      $11,235
Oct-98                                   $7,780                        $10,506                      $12,415
Nov-98                                   $8,147                        $10,842                      $13,048

Annualized
Total Return        One         From
(%)                Year     October 1995
----------------------------------------
                   -0.93       -6.27

- The portfolio objective is to capture premium returns and diversification benefits by investing in a broad cross-section of small companies on a market cap-weighted basis. The portfolio provides access to publicly traded small companies listed on the major exchanges of countries outside the U.S.

- The portfolio's returns in fiscal 1998 reflected the performance of its strategy.

- The Salomon Extended Market Index is a more widely recognized and more broadly based securities index than the EAFE Index (gross dividends), and is replacing the latter for comparison purposes.
Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VA Short-Term Fixed Portfolio vs.
Three-Month U.S. Treasury Bill Index
October 1995-November 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              VA Short-Term Fixed       Three-Month U.S. Treasury Bill
  date             Portfolio                         Index                 One-Month CD's

                              $10,000                            $10,000           $10,000
Oct-95                        $10,039                            $10,047           $10,046
Nov-95                        $10,081                            $10,092           $10,089
Dec-95                        $10,128                            $10,148           $10,131
Jan-96                        $10,173                            $10,194           $10,177
Feb-96                        $10,214                            $10,235           $10,217
Mar-96                        $10,241                            $10,273           $10,256
Apr-96                        $10,269                            $10,317           $10,298
May-96                        $10,285                            $10,363           $10,338
Jun-96                        $10,342                            $10,405           $10,375
Jul-96                        $10,384                            $10,452           $10,421
Aug-96                        $10,426                            $10,499           $10,462
Sep-96                        $10,492                            $10,548           $10,504
Oct-96                        $10,566                            $10,594           $10,547
Nov-96                        $10,620                            $10,639           $10,587
Dec-96                        $10,654                            $10,686           $10,632
Jan-97                        $10,697                            $10,735           $10,677
Feb-97                        $10,739                            $10,777           $10,717
Mar-97                        $10,750                            $10,822           $10,763
Apr-97                        $10,819                            $10,874           $10,811
May-97                        $10,877                            $10,930           $10,858
Jun-97                        $10,936                            $10,970           $10,907
Jul-97                        $11,018                            $11,020           $10,956
Aug-97                        $11,045                            $11,067           $11,002
Sep-97                        $11,116                            $11,118           $11,053
Oct-97                        $11,173                            $11,166           $11,102
Nov-97                        $11,201                            $11,209           $11,148
Dec-97                        $11,261                            $11,257           $11,201
Jan-98                        $11,318                            $11,310           $11,251
Feb-98                        $11,368                            $11,351           $11,296
Mar-98                        $11,419                            $11,404           $11,348
Apr-98                        $11,470                            $11,456           $11,398
May-98                        $11,521                            $11,504           $11,446
Jun-98                        $11,571                            $11,552           $11,498
Jul-98                        $11,622                            $11,603           $11,550
Aug-98                        $11,671                            $11,656           $11,602
Sep-98                        $11,726                            $11,716           $11,652
Oct-98                        $11,775                            $11,761           $11,701
Nov-98                        $11,825                            $11,800           $11,749

Annualized
Total Return        One         From
(%)                Year     October 1995
----------------------------------------
                   5.57         5.44

- The portfolio maximizes expected returns by using a strategy of shifting maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies and identifies the optimal maturity range for the highest expected returns. Issues which meet maturity and quality level are further evaluated for business risk. Maturities are shifted if sufficient premiums can be documented.

- The portfolio's returns in fiscal 1998 reflected the performance of its strategy.

- The Three-Month U.S. Treasury Bill Index is a more widely recognized index than One-Month CD's, and is replacing the latter for comparison purposes.
Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VA Global Bond Portfolio vs.
Lehman Intermediate Government/Corporate Index
February 1995-November 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               VA Global Bond        Lehman Intermediate Government/Corporate
  date           Portfolio                            Index                      Salomon World Government Bond Index

                          $10,000                                       $10,000                               $10,000
Feb-95                    $10,155                                       $10,207                               $10,156
Mar-95                    $10,339                                       $10,265                               $10,322
Apr-95                    $10,484                                       $10,392                               $10,475
May-95                    $10,712                                       $10,706                               $10,841
Jun-95                    $10,719                                       $10,778                               $10,857
Jul-95                    $10,816                                       $10,779                               $10,931
Aug-95                    $10,853                                       $10,877                               $11,023
Sep-95                    $10,992                                       $10,956                               $11,175
Oct-95                    $11,080                                       $11,077                               $11,311
Nov-95                    $11,268                                       $11,222                               $11,526
Dec-95                    $11,314                                       $11,340                               $11,645
Jan-96                    $11,405                                       $11,438                               $11,756
Feb-96                    $11,243                                       $11,304                               $11,589
Mar-96                    $11,297                                       $11,246                               $11,628
Apr-96                    $11,351                                       $11,207                               $11,673
May-96                    $11,416                                       $11,198                               $11,732
Jun-96                    $11,453                                       $11,317                               $11,844
Jul-96                    $11,540                                       $11,350                               $11,906
Aug-96                    $11,716                                       $11,360                               $12,010
Sep-96                    $11,935                                       $11,517                               $12,238
Oct-96                    $12,145                                       $11,721                               $12,463
Nov-96                    $12,299                                       $11,876                               $12,687
Dec-96                    $12,329                                       $11,800                               $12,658
Jan-97                    $12,425                                       $11,846                               $12,768
Feb-97                    $12,533                                       $11,869                               $12,824
Mar-97                    $12,458                                       $11,787                               $12,750
Apr-97                    $12,555                                       $11,926                               $12,890
May-97                    $12,640                                       $12,025                               $12,969
Jun-97                    $12,825                                       $12,134                               $13,162
Jul-97                    $12,960                                       $12,380                               $13,423
Aug-97                    $12,984                                       $12,319                               $13,393
Sep-97                    $13,106                                       $12,461                               $13,610
Oct-97                    $13,156                                       $12,600                               $13,753
Nov-97                    $13,230                                       $12,628                               $13,840
Dec-97                    $13,288                                       $12,729                               $14,000
Jan-98                    $13,423                                       $12,895                               $14,188
Feb-98                    $13,519                                       $12,885                               $14,254
Mar-98                    $13,594                                       $12,926                               $14,354
Apr-98                    $13,649                                       $12,991                               $14,426
May-98                    $13,758                                       $13,086                               $14,608
Jun-98                    $13,817                                       $13,169                               $14,703
Jul-98                    $13,900                                       $13,215                               $14,798
Aug-98                    $14,024                                       $13,423                               $15,121
Sep-98                    $14,206                                       $13,760                               $15,494
Oct-98                    $14,276                                       $13,746                               $15,473
Nov-98                    $14,346                                       $13,745                               $15,575

Annualized
Total Return        One         From
(%)                Year     February 1995
-----------------------------------------
                   8.44         9.87

- The portfolio invests in U.S. and international government bonds, debt guaranteed by foreign governments, high quality corporate debt, bank obligations, and debt of supranational issuers with maturities of 5 years or less. Eligible countries include the United States, Canada, United Kingdom, Germany, Japan, France, Australia, the Netherlands, Sweden and Denmark. The portfolio is diversified across countries. Using current prices, the strategy creates a matrix of expected horizon returns from different buy and sell strategies and identifies the maturity range with the highest expected returns. Maturities are shifted only if sufficient premiums warrant it. Country weighting is increased or reduced based on expected returns. The portfolio may be concentrated in the U.S. if international curves are inverted.

- The portfolio's returns in fiscal 1998 reflected the performance of its strategy.

- The Lehman Intermediate Government/Corporate Index is more reflective of the strategy's objectives than the Salomon World Government Bond Index, and is replacing the latter for comparison purposes.
Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP, INC.

                            VA SMALL VALUE PORTFOLIO

                            STATEMENT OF NET ASSETS

                               NOVEMBER 30, 1998
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                                                            SHARES           VALUE+
                                                         ------------  ------------
COMMON STOCKS -- (97.8%)
 *3-D Systems Corp.....................................        1,000   $      7,062
 *3D0 Co...............................................          700          1,991
 *ABC Rail Products Corp...............................          400          5,025
 *ABT Building Products Corp...........................          400          4,150
 *ACT Networks, Inc....................................        1,000         10,094
 *ACX Technologies, Inc................................        2,800         35,700
 *ADE Corp.............................................        1,000         12,937
 *AEP Industries, Inc..................................        1,100         23,409
 *ARV Assisted Living, Inc.............................          600          3,600
 Aames Financial Corp..................................        2,800          5,250
 *Aasche Transportation Services, Inc..................          500          2,516
 *Abraxas Petroleum Corp...............................        1,000          5,187
 *Accell International Corp............................          400          1,250
 *Acceptance Insurance Companies, Inc..................        1,300         25,594
 *Acclaim Entertainment, Inc...........................        2,500         23,906
 Aceto Corp............................................          660          8,456
 *Acme Metals, Inc.....................................        1,000            525
 *Active Voice Corp....................................          200          1,412
 *Adept Technology, Inc................................          500          3,687
 *Adflex Solutions, Inc................................          700          4,769
 *Advanced Health Corp.................................        1,000          1,594
 Advanced Marketing Services, Inc......................          500          8,797
 *Advanced Neuromodulation Systems, Inc................          200          1,181
 Advanta Corp. Class A.................................        1,000         10,406
 *Advanta Corp. Class B Non-Voting.....................        2,000         15,594
 Advest Group, Inc.....................................          700         16,319
 *Aerovox, Inc.........................................          400          1,037
 *Agco Corp............................................        3,000         24,562
 *Air Methods Corp.....................................          300            872
 Albank Financial Corp.................................        1,200         81,150
 *Aldila, Inc..........................................        1,300          4,225
 Alfa Corp.............................................        2,100         45,806
 Alico, Inc............................................          200          3,456
 *All American Semiconductor, Inc......................        1,300          1,361
 Alliance Bancorp......................................        1,359         26,543
 *Alliance Semiconductor Corp..........................        3,500         13,727
 *Allied Healthcare Products, Inc......................        1,700          4,569
 *Allied Holdings, Inc.................................          100          1,525
 *Allied Research Corp.................................          300          2,250
 *Allin Communications Corp............................          500          2,000
 *Allou Health & Beauty Care, Inc. Class A.............          500          5,344
 *Allstars Systems, Inc................................          100            206
 *Alpha Beta Technology, Inc...........................        1,100          1,220
 *Alpha Technologies Group, Inc........................          500            891
 Alpharma, Inc. Class A................................        1,200         43,200
 *Altron, Inc..........................................          300          6,712
 Amcast Industrial Corp................................          700         12,294
 *American Banknote Corp...............................        1,600          3,100
 American Business Products, Inc.......................          600         13,350
 *American Ecology Corp................................          700            962
 *American Freightways Corp............................        2,900         25,919
 American Heritage Life Investment Corp................        2,400         58,950

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *American Homepatient, Inc............................        1,000   $      2,156
 American Medical Security Group, Inc..................        1,800         25,762
 *American Mobile Satellite Corp.......................        1,700          7,703
 *American Oncology Resources, Inc.....................        3,700         41,278
 *American Pacific Corp................................          700          4,856
 *American Physicians Services Group, Inc..............          500          2,375
 *American Residential Services, Inc...................          500          1,750
 *American Software, Inc. Class A......................          300            806
 *Amerihost Properties, Inc............................          400          1,625
 *Amerin Corp..........................................        2,600         63,862
 *Ameripath, Inc.......................................          700          3,172
 *Ameristar Casinos, Inc...............................        1,700          5,047
 Ameron, Inc...........................................          300         11,025
 Amerus Life Holdings, Inc. Class A....................          464         10,237
 *Ames Department Stores, Inc..........................        1,100         26,194
 Ampco-Pittsburgh Corp.................................          400          4,825
 *Amrep Corp...........................................          600          4,425
 *Amresco, Inc.........................................        4,200         30,778
 *Amtran, Inc..........................................          800         17,450
 *Anadigics, Inc.......................................        1,400         17,544
 Analogic Corp.........................................          100          3,562
 Andover Bancorp, Inc. DE..............................          600         19,237
 Angelica Corp.........................................          800         14,550
 *Ann Taylor Stores Corp...............................        2,000         65,875
 *Applied Extrusion Technologies, Inc..................        2,000         15,750
 Applied Industrial Technologies, Inc..................        1,000         14,000
 *Applied Magnetics Corp...............................        1,700         12,644
 *Applied Signal Technologies, Inc.....................          800          9,700
 *Applix, Inc..........................................        1,000          4,219
 *Apria Healthcare Group, Inc..........................          500          3,500
 *Arcadia Financial, Ltd...............................        2,900         10,331
 Arch Coal, Inc........................................        1,200         23,025
 *Arch Communications Group, Inc.......................        3,300          3,919
 Arctic Cat, Inc.......................................        1,800         18,787
 Argonaut Group, Inc...................................        2,600         64,512
 *Argosy Gaming Corp...................................        1,800          4,387
 *Arkansas Best Corp...................................        2,700         15,947
 Arnold Industries, Inc................................        2,000         28,625
 *Arqule, Inc..........................................          500          3,016
 *Artisoft, Inc........................................        1,700          5,153
 *Asante Technologies, Inc.............................          400            887
 *Ascent Entertainment Group, Inc......................        3,579         29,303
 *Ashworth, Inc........................................        1,500          8,625
 *Astec Industries, Inc................................          900         46,462
 *Asyst Technologies, Inc..............................          600         12,206
 *Atchison Casting Corp................................          200          1,875
 *Atlantic Gulf Communities Corp.......................        1,500          1,500
 *Atlantis Plastics, Inc...............................          200          1,600
 Atrion Corp...........................................          200          1,712
 *Au Bon Pain, Inc. Class A............................          600          3,731
 *Audiovox Corp. Class A...............................        1,300          8,369
 *Auspex Systems, Inc..................................        2,500          9,375
 *Autoimmune, Inc......................................        1,100          2,131
 *Avalon Holding Corp. Class A.........................          262          2,047
 *Avatar Holdings, Inc.................................        1,000         16,125

                                       3
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VA SMALL VALUE PORTFOLIO

CONTINUED
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                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Avatex Corp..........................................        1,400   $      1,050
 *Aviall, Inc..........................................          800          9,700
 *Avid Technology, Inc.................................        1,900         45,303
 *Avigen, Inc..........................................          500          1,703
 *Avondale Industries, Inc.............................          500         13,750
 *Avteam, Inc. Class A.................................          500          2,750
 *Aydin Corp...........................................          400          3,875
 *Aztar Corp...........................................        3,400         17,212
 Aztec Manufacturing Co................................          500          4,969
 *BEI Electronics, Inc.................................        1,600          2,800
 BEI Technologies, Inc.................................        1,600         19,600
 *BFX Hospitality Group, Inc...........................          300            487
 *BI, Inc..............................................        1,000          7,375
 BMC Industries, Inc...................................        1,600          9,900
 *BRC Holdings, Inc....................................        1,000         19,000
 BSB Bancorp, Inc......................................          900         25,987
 *BTG, Inc.............................................          300          1,987
 *BTU International, Inc...............................        1,700          6,003
 Badger Meter, Inc.....................................          200          7,250
 Bairnco Corp..........................................          900          6,412
 Baker (J.), Inc.......................................        2,200         10,794
 *Baker (Michael) Corp.................................          700          6,475
 Baldwin Piano & Organ Co..............................          300          3,000
 *Baldwin Technology, Inc. Class A.....................        1,400          8,050
 *Bancinsurance Corp...................................          500          2,719
 *BancTec, Inc.........................................          100          1,319
 Bandag, Inc...........................................          200          7,075
 *Bank Plus Corp.......................................        2,100          8,794
 *Bank United Financial Corp. Class A..................        2,200         18,837
 BankAtlantic Bancorp, Inc. Class A....................          562          3,793
 BankAtlantic Bancorp, Inc. Class B....................        1,000          7,937
 *Banner Aerospace, Inc................................        2,300         20,412
 *Banyan System, Inc...................................        1,600         12,500
 *Basin Exploration, Inc...............................          900         10,406
 Bassett Furniture Industries, Inc.....................        2,200         55,550
 Battle Mountain Gold Co...............................        9,100         42,656
 Bay View Capital Corp.................................        1,200         25,125
 *Baycorp Holdings, Ltd................................          200            950
 *Bayou Steel Corp. Class A............................          900          4,162
 *Beazer Homes USA, Inc................................          700         16,712
 *Bel Fuse, Inc. Class A...............................          200          5,587
 *Bel Fuse, Inc. Class B...............................          200          4,737
 *Belco Oil & Gas Corp.................................        2,000         11,250
 *Bell Industries, Inc.................................          860          8,976
 *Bell Microproducts, Inc..............................        1,500         13,828
 *Bellwether Exploration Co............................        1,500          8,344
 *Ben & Jerry's Homemade, Inc. Class A.................        1,500         29,953
 *Benton Oil & Gas Co..................................        2,100          7,875
 *Berlitz International, Inc...........................          900         26,662
 *Big 4 Ranch, Inc.....................................          300              0
 Bindley Western Industries, Inc.......................          800         30,900
 Binks Sames Corp......................................          300          4,500
 *Bio Vascular, Inc....................................          500          2,094
 *Bio-Rad Laboratories, Inc. Class A...................          400          8,500
 *Biosource International, Inc.........................        1,000          3,016
 Birmingham Steel Corp.................................        2,500         12,187
 Blair Corp............................................          500          8,812
 Blimpie International.................................        1,000          2,187
 *Bluegreen Corp.......................................        1,500         10,312
 Bob Evans Farms, Inc..................................        2,700         65,559
 *Boca Research, Inc...................................        1,000          2,125
                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Bombay Co., Inc......................................        3,000   $     14,812
 *Bon-Ton Stores, Inc..................................          900          6,975
 *Books-a-Million, Inc.................................        1,400         41,212
 *Boston Communications Group, Inc.....................          600          6,019
 Bowne & Co., Inc......................................        3,600         60,300
 *Boyd Gaming Corp.....................................        4,500         16,312
 *Brazos Sportswear, Inc...............................           50             31
 *Broadway & Seymour, Inc..............................        1,000          2,937
 *Brooks Automation, Inc...............................        1,000         15,812
 *Brookstone, Inc......................................        1,500         22,594
 *Brothers Gourmet Coffees, Inc........................          800             32
 *Brown & Sharpe Manufacturing Co. Class A.............        1,200          7,950
 *Brown (Tom), Inc.....................................        3,200         32,200
 Brown Group, Inc......................................        5,600        100,450
 *Brunswick Technologies, Inc..........................          300          1,575
 Brush Wellman, Inc....................................          900         14,512
 *Budget Group, Inc....................................        1,500         18,750
 *Buffets, Inc.........................................        4,000         46,750
 *Builders Transport, Inc..............................          400              2
 *Building Materials Holding Corp......................        1,500         18,609
 *Bull Run Corp. GA....................................        2,200          7,356
 *Burlington Industries, Inc...........................        1,900         19,831
 *Business Resource Group..............................          500          1,437
 Butler Manufacturing Co...............................        1,000         23,250
 *CATS Software, Inc...................................        1,000          4,344
 *C.P. Clare Corp......................................        1,000          7,250
 *CNA Surety Corp......................................        1,300         19,094
 *CNS Income...........................................        2,300         10,925
 *CPAC, Inc............................................        1,000          9,437
 CPB, Inc..............................................        1,400         24,237
 CPI Corp..............................................        1,000         21,375
 *CSP, Inc.............................................          242          1,906
 *CTB International Corp...............................          500          4,250
 CTS Corp..............................................        1,200         42,300
 Cadmus Communications Corp............................          300          4,912
 *Caere Corp...........................................        1,500         20,109
 *Calcomp Technology, Inc..............................        1,500          2,203
 Calgon Carbon Corp....................................        2,800         20,300
 *California Amplifier, Inc............................        1,000          2,781
 *California Micro Devices Corp........................        1,000          2,687
 *California Microwave, Inc............................        1,000         12,250
 *Callon Petroleum Co..................................          500          6,406
 Cal-Maine Foods, Inc..................................          500          2,484
 Calmat Co.............................................        2,300         70,725
 *Cameron Ashley Building Products, Inc................          200          2,550
 *Canandaigua Wine Co., Inc. Class A...................        1,800         89,212
 *Cannondale Corp......................................        1,000          9,969
 *Capital Pacific Holdings, Inc........................        1,000          2,937
 Capital Re Corp.......................................          600         11,850
 Capitol Transamerica Corp.............................          700         12,337
 *Cardiovascular Dynamics, Inc.........................        1,000          4,125
 *Caribiner International, Inc.........................          500          4,656
 *Carmike Cinemas, Inc. Class A........................        1,000         20,000
 Carolina First Corp...................................          159          3,950
 Carter-Wallace, Inc...................................        2,900         51,475
 Cascade Corp..........................................        1,000         14,000
 Cash America International, Inc.......................        2,400         40,500
 *Casino Data Systems..................................        1,500          2,953
 *Castle & Cooke, Inc..................................        1,400         21,875
 *Catalina Lighting, Inc...............................          600          1,312

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VA SMALL VALUE PORTFOLIO

CONTINUED
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                                                            SHARES           VALUE+
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 *Catherines Stores Corp...............................        1,500   $     15,656
 Cato Corp. Class A....................................        2,000         27,062
 Cavalier Homes, Inc...................................        1,000         10,812
 *Celadon Group, Inc...................................        1,000         13,156
 *Celebrity, Inc.......................................          500            375
 *Cell Genesys, Inc....................................          500          2,422
 *Cell Pathways, Inc...................................          581          6,918
 Cenit Bancorp, Inc....................................          300          5,644
 *Centennial Cellular Corp. Class A....................        1,600         64,150
 *Centigram Communications Corp........................          700          5,206
 *Central Garden & Pet Co..............................        3,100         49,891
 *Central Sprinkler Corp...............................          200          1,800
 Centris Group, Inc....................................          600          6,150
 Century Aluminum Co...................................          100            852
 *Ceradyne, Inc........................................        1,200          4,875
 *Cerion Technologies, Inc.............................          700            208
 *Charming Shoppes, Inc................................       12,300         51,506
 *Chart House Enterprises, Inc.........................          700          3,500
 Chartwell Re Corp.....................................        1,000         27,625
 *Chase Industries, Inc................................        1,000         11,687
 *Checkpoint System, Inc...............................        2,000         26,875
 Chemed Corp...........................................        1,000         33,875
 *Cherry Corp. Class A.................................          600          8,812
 *Cherry Corp. Class B.................................          400          5,975
 Chesapeake Energy Corp................................        7,180          9,872
 Chic by His, Inc......................................        1,000          4,562
 *Children's Comprehensive Services, Inc...............          500          6,234
 Chiquita Brands International, Inc....................           66            742
 *Chock Full O' Nuts Corp..............................        1,000          6,625
 *Chrysalis International Corp.........................          400            156
 *Cidco, Inc...........................................        1,000          2,859
 *Ciprico, Inc.........................................        1,000          7,406
 *Circuit City Stores, Inc. - Carmax Group.............          100            537
 *Circuit Systems, Inc.................................        1,300          4,814
 *Cirrus Logic, Inc....................................        4,400         54,312
 *Citadel Holding Corp.................................          300          1,106
 *Citation Corp........................................        2,000         28,000
 *Citizens, Inc. Class A...............................        1,300          7,556
 *Civic Bancorp........................................          420          6,037
 *Clean Harbors, Inc...................................          800          1,375
 Cleveland Cliffs, Inc.................................        1,100         41,869
 *Clintrials Research, Inc.............................        2,800          9,712
 *Coast Distribution System............................          300            600
 *Coastcast Corp.......................................        1,000          7,875
 *Cobra Electronic Corp................................        1,000          4,375
 *Coeur d'Alene Mines Corp. ID.........................        2,000         10,125
 *Coherent, Inc........................................        2,200         27,637
 *Cohesion Technologies, Inc...........................        1,100          4,331
 *Coho Energy, Inc.....................................        1,400          6,169
 *Cohr, Inc............................................          400          1,187
 *Collaborative Clinical Research, Inc.................          200            594
 Collagen Corp.........................................        1,100         10,587
 *Comdial Corp.........................................          600          5,419
 *Command Systems, Inc.................................          200            528
 Commercial Intertech Corp.............................          800         12,650
 Commercial Metals Co..................................        1,300         32,906
 Commonwealth Bancorp, Inc.............................        1,500         23,109
 Commonwealth Industries, Inc..........................        2,100         20,081
 *Compdent Corp........................................          200          2,081
 *Complete Management, Inc.............................          700            262
                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Compucom Systems, Inc................................          600   $      2,287
 *Computer Motion, Inc.................................          200          1,856
 *Computer Network Technology Corp.....................        2,100         14,766
 *Computer Outsourcing Services, Inc...................          500          4,937
 *Comshare, Inc........................................        1,000          4,312
 *Concord Camera Corp..................................        1,000          5,469
 *Concord Fabrics, Inc. Class A........................          200          1,250
 *Cone Mills Corp. NC..................................        2,000          9,125
 *Conmed Corp..........................................        1,200         32,700
 *Consolidated Freightways Corp........................        2,500         31,406
 *Consumer Portfolio Services, Inc.....................        1,000          4,312
 *ContiFinancial Corp..................................        1,000          5,562
 Cooker Restaurant Corp................................          500          2,875
 *Copart, Inc..........................................          900         21,262
 *Copley Pharmaceutical, Inc...........................        1,500         12,094
 *Coram Healthcare Corp................................        2,100          3,937
 *Corporate Express, Inc...............................       11,000         63,937
 *Corrpro Companies, Inc...............................          375          4,547
 *Craig Corp...........................................          300          2,606
 *Creative Computers, Inc..............................        1,000         37,781
 *Credit Acceptance Corp...............................        3,500         23,734
 *Criticare Systems, Inc...............................          600          1,331
 Cross (A.T.) Co. Class A..............................          800          5,700
 *Cross-Continent Auto Retailers, Inc..................        1,100         10,862
 *Crown Central Petroleum Corp. Class A................          400          3,675
 *Crown Central Petroleum Corp. Class B................          300          2,775
 Crown Crafts, Inc.....................................          700          4,331
 *Crown Vantage, Inc...................................        1,300          3,880
 *Crown-Andersen, Inc..................................          100            462
 Cubic Corp............................................          750         15,375
 Culp, Inc.............................................        1,000          8,750
 *CustomTracks Corp....................................        2,300         20,197
 *Cybex International, Inc.............................          400          1,925
 *Cyrk, Inc............................................        1,300         11,334
 *Cytotherapeutics, Inc................................          100            142
 *Cytrx Corp...........................................          700            503
 D&N Financial Corp....................................          660         15,201
 *DII Group, Inc.......................................          400          8,337
 DT Industries, Inc....................................          200          3,737
 *DVI, Inc.............................................          300          5,306
 *Damark International, Inc. Class A...................          800          5,525
 Dames & Moore, Inc....................................        2,000         25,625
 *Dan River, Inc. (GA) Class A.........................          800          6,500
 Daniel Industries, Inc................................          300          3,281
 *Danielson Holding Corp...............................          500          1,812
 *Data Broadcasting Corp...............................        3,600         38,025
 *Data General Corp....................................        2,900         52,562
 *Data I/O Corp........................................        1,500          2,437
 *Data Race, Inc.......................................          400          1,194
 *Data Systems & Software, Inc.........................        1,500          4,594
 *Data Systems Network Corp............................           30             37
 *Datakey, Inc.........................................          200            625
 *Datascope Corp.......................................          500         10,937
 *Dataware Technologies, Inc...........................          500          1,891
 *Datron Systems, Inc..................................          200          1,250
 *Datum, Inc...........................................          300          2,278
 *Daw Technologies, Inc................................          800            562
 *Dawson Geophysical Co................................          300          2,756
 *Daxor Corp...........................................          400          5,275
 Deb Shops, Inc........................................        2,100         22,575

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                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Deckers Outdoor Corp.................................        1,000   $      2,062
 Defiance, Inc.........................................          600          4,012
 *Del Global Technologies Corp.........................          500          4,969
 *Delta Financial Corp.................................        1,000          5,500
 Delta Woodside Industries, Inc........................        2,100         10,500
 *Designs, Inc.........................................        1,300            853
 *Detection Systems, Inc...............................          300          2,850
 *Detroit Diesel Corp..................................        1,800         37,237
 *Devcon International Corp............................          400            844
 *Diamond Home Services, Inc...........................          500          1,609
 *Diamond Multimedia Systems, Inc......................        3,000         19,594
 *Dianon Systems, Inc..................................          500          3,984
 *Digi International, Inc..............................        1,000         12,844
 *Digital Link Corp....................................        1,000          5,391
 Dime Community Bancorp, Inc...........................          500         13,437
 Dimon, Inc............................................        1,900         15,556
 *Discount Auto Parts, Inc.............................        1,500         37,406
 Dixie Group, Inc......................................        1,000          7,016
 *Dollar Thrifty Automotive Group, Inc.................          200          2,500
 *Dominion Homes, Inc..................................          800          7,200
 *Donnkenny, Inc.......................................        1,400          1,531
 Downey Financial Corp.................................        1,653         42,978
 *Dress Barn, Inc......................................        1,900         28,084
 *Drug Emporium, Inc...................................        2,100          9,384
 *Durakon Industries, Inc..............................          300          3,187
 Dyersburg Corp........................................        1,100          3,644
 *Dynamics Research Corp...............................          660          4,331
 *E-Z-Em, Inc. Class A.................................          300          2,025
 *E-Z-Em, Inc. Class B.................................           27            152
 *EA Engineering Science & Technology, Inc.............          500            617
 *ECC International Corp...............................          800          2,300
 *EFTC Corp............................................        1,300          4,895
 *EIS International, Inc...............................        1,500          2,672
 *ESCO Electronics Corp. Trust Receipts................          900          8,887
 Eagle Bancshares, Inc.................................          500          9,125
 *Eagle Food Centers, Inc..............................        1,000          3,187
 *Eagle Geophysical, Inc...............................        1,000          5,625
 *Eagle Hardware & Garden, Inc.........................        2,900         81,925
 *Eagle Point Software Corp............................          300          2,887
 Eastern Co............................................          200          5,175
 Eaton Vance Corp......................................        3,200         77,800
 Ecology & Environment, Inc. Class A...................          200          2,025
 Edo Corp..............................................          300          2,587
 *Egghead, Inc.........................................        2,800         71,750
 *Einstein/Noah Bagel Corp.............................        1,600          3,400
 *Ekco Group, Inc......................................        1,600          5,900
 *El Paso Electric Co..................................        1,000          9,250
 *Elantec Semiconductor, Inc...........................        1,000          3,687
 *Electric Lightwave, Inc..............................          500          3,055
 *Electro Scientific Industries, Inc...................        1,000         30,000
 *Electroglas, Inc.....................................        2,000         28,625
 *Electromagnetic Sciences, Inc........................          600          8,137
 *Emcon................................................        1,700          5,206
 Energen Corp..........................................        1,800         32,400
 Engle Homes, Inc......................................        1,000         13,562
 *Enterprise Software, Inc.............................          250          1,711
 *Environmental Elements Corp..........................          600          2,437
 *Equitrac Corp........................................          300          5,044
 *Equity Oil Co........................................        2,300          2,731
 Ethyl Corp............................................        6,200         36,037
                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Evans & Sutherland Computer Corp.....................          700   $     13,519
 Evergreen Bancorp, Inc. DE............................          800         23,550
 *Evergreen Resources, Inc.............................          500          9,437
 *Exabyte Corp.........................................        1,800         13,331
 *Exar Corp............................................        1,000         17,500
 Excel Industries, Inc.................................          900         15,975
 *Executone Information Systems, Inc...................        3,800          7,066
 Exide Corp............................................        2,100         36,619
 *Exponent, Inc........................................          600          3,656
 Ezcorp, Inc. Class A Non-Voting.......................        1,100          8,353
 FFY Financial Corp....................................          500         16,281
 *FSI International, Inc...............................        2,400         18,450
 Fab Industries, Inc...................................          500          9,906
 *Fairchild Corp. Class A..............................        1,300         20,881
 *Fansteel, Inc........................................          700          4,244
 Farrel Corp...........................................          700          1,553
 *Fibermark, Inc.......................................        1,000         12,937
 *Filenes Basement Corp................................        2,900          5,891
 *Finish Line, Inc. Class A............................        2,500         22,500
 *Finishmaster, Inc....................................          500          3,125
 First Bell Bancorp, Inc...............................          500          7,781
 *First Cash, Inc......................................          300          3,366
 First Coastal Bankshares, Inc.........................          400          8,737
 First Defiance Financial Corp.........................          700         10,391
 First Essex Bancorp...................................          500          9,156
 First Northern Capital Corp...........................          800         10,500
 *First Republic Bank..................................          600         15,487
 First Savings Bancorp, Inc. North Carolina............          200          4,487
 *First Team Sports, Inc...............................          500            742
 First Washington Bancorp, Inc.........................        1,430         29,583
 *FirstFed Financial Corp. DE..........................        1,800         31,950
 *Firstwave Technologies, Inc..........................          300          1,144
 *Fischer Imaging Corp.................................        1,000          2,469
 *Flander Corp.........................................          100            403
 Fleming Companies, Inc................................        3,100         31,194
 Flexsteel Industries, Inc.............................          600          7,612
 *Florida Panthers Holdings, Inc. Class A..............        2,200         24,612
 Florida Rock Industries, Inc..........................        1,600         46,900
 *Florsheim Group, Inc.................................          400          2,150
 *Fluor Daniel/GTI, Inc................................          316          2,587
 Flushing Financial Corp...............................          600          9,487
 *Foodarama Supermarkets, Inc..........................          100          3,225
 *Forcenergy, Inc......................................          200            812
 *Forest Oil Corp......................................        1,600         13,600
 *Forward Air Corp., Inc...............................          300          4,856
 *Foster (L.B.) Co. Class A............................          800          3,850
 *Foster Wheeler Corp..................................        2,700         46,237
 *Four Media Co........................................        1,000          6,656
 *Franklin Covey Co....................................        1,400         26,250
 *Franklin Electronic Publishers, Inc..................          500          4,969
 Freds, Inc. Class A...................................        2,250         31,641
 Frequency Electronics, Inc............................        1,000         11,000
 *Fresh Choice, Inc....................................          500            797
 Friedman Industries, Inc..............................          578          2,818
 *Friedmans, Inc. Class A..............................        1,000          9,844
 Frisch's Restaurants, Inc.............................          648          7,290
 *Fritz Companies, Inc.................................        2,100         20,212
 Frontier Insurance Group, Inc.........................          400          5,675
 Frozen Food Express Industries, Inc...................        1,200          9,300
 *G-III Apparel Group, Ltd.............................          600          1,106

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *GC Companies, Inc....................................          300   $     12,075
 *GP Strategies Corp...................................          500          7,187
 *GZA Geoenvironmental Technologies, Inc...............          300          1,312
 *Gadzooks, Inc........................................          800          5,950
 Gainsco, Inc..........................................        1,500          9,937
 *Galey & Lord, Inc....................................          300          3,244
 *Galileo Corp.........................................          600          2,044
 *Gantos, Inc..........................................          500            453
 Garan, Inc............................................          400         10,862
 *Garden Fresh Restaurant Corp.........................          100          1,562
 *Gart Sports Co.......................................          123          1,176
 *Gasonics International, Inc..........................        1,300         10,116
 *Gehl Co..............................................          500          6,969
 *General Cigar Holdings, Inc. Class A.................          200          1,962
 *General Communications, Inc. Class A.................        5,000         20,625
 *General Datacomm Industries, Inc.....................        1,300          4,712
 General Housewares Corp...............................          300          3,319
 *General Semiconductor, Inc...........................        2,600         26,325
 *General Surgical Innovations, Inc....................        1,500          4,594
 *Genesis Health Ventures, Inc.........................        2,100         20,081
 *Geneva Steel Co. Class A.............................          800            600
 *Genicom Corp.........................................          500          1,453
 *Genlyte Group, Inc...................................        1,100         21,003
 *Gensym Corp..........................................          500          1,508
 *Genzyme Corp. Tissue Repair..........................        1,000          3,094
 Geon Co...............................................        1,500         33,375
 *Geoscience Corp......................................          200          2,125
 *Getty Petroleum Marketing, Inc.......................          900          3,150
 *Giant Group, Ltd.....................................          400          2,825
 Giant Industries, Inc.................................        1,000         11,937
 *Gibraltar Packaging Group, Inc.......................          900            647
 *Gibraltar Steel Corp.................................          500          9,875
 *Gibson Greetings, Inc................................        1,400         15,444
 *Gish Biomedical, Inc.................................        1,000          3,125
 Glatfelter (P.H.) Co..................................        3,000         38,625
 Gleason Corp..........................................          200          3,825
 *Glenayre Technologies, Inc...........................        6,800         42,287
 *Global Industrial Technologies, Inc..................        1,900         15,912
 *Global Motorsport Group, Inc.........................          500          9,609
 *Golden Books Family Entertainment, Inc...............        1,000            641
 *Good Guys, Inc.......................................        1,200          7,050
 *Gottschalks, Inc.....................................          600          4,500
 *Government Technology Services, Inc..................        1,600          7,650
 *Gradco Systems, Inc..................................          700          2,122
 *Graham-Field Health Products, Inc....................        1,730          5,406
 *Grand Casinos, Inc...................................        3,300         31,350
 Grand Premier Financial, Inc..........................          735          9,406
 Granite Construction, Inc.............................        1,950         63,009
 Granite State Bankshares, Inc.........................          300          6,112
 Greenbrier Companies, Inc.............................        1,300         18,200
 *Greyhound Lines, Inc.................................        1,800         10,800
 *Griffon Corp.........................................        1,800         17,325
 *Gryphon Holdings, Inc................................        1,000         18,500
 Guarantee Life Companies, Inc.........................        1,100         20,556
 *Guest Supply, Inc....................................          500          5,219
 Guilford Mills, Inc...................................        1,800         25,987
 *Gundle/SLT Environmental, Inc........................        1,600          6,000
 *HCIA, Inc............................................        1,800          8,691
                                                            SHARES           VALUE+
                                                         ------------  ------------
 HF Financial Corp.....................................          300   $      4,369
 HMN Financial, Inc....................................          750         10,219
 *HS Resources, Inc....................................        1,000          8,687
 *Hadco Corp...........................................        1,300         45,581
 Haggar Corp...........................................          600          7,612
 *Hampton Industries, Inc..............................          440          2,915
 *Handleman Co.........................................        2,900         34,800
 *Harding Lawson Associates Group, Inc.................          400          2,750
 Hardinge Brothers, Inc................................        1,000         19,031
 Harleysville Group, Inc...............................        3,400         72,037
 *Harry's Farmers Market, Inc. Class A.................          500            859
 *Hartmarx Corp........................................        2,800         16,450
 *Harvey Entertainment Co..............................          400          3,225
 Harvey's Casino Resorts...............................          500         13,375
 *Hathaway Corp........................................          400            431
 *Hauser, Inc..........................................        1,100          4,984
 Haven Bancorp, Inc....................................        1,000         16,656
 Haverty Furniture Co., Inc............................        1,700         33,150
 *Health Management Systems, Inc.......................        1,200          8,250
 *Healthcare Services Group, Inc.......................        2,250         20,672
 *Healthcor Holdings...................................          500            133
 Healthplan Services Corp..............................          600          6,000
 Heilig-Meyers Co......................................        4,450         31,150
 *Hello Direct, Inc....................................          300          2,456
 *High Plains Corp.....................................        1,600          2,950
 *Highlands Insurance Group, Inc.......................          500          6,375
 *Hoenig Group, Inc....................................          500          3,875
 Holly Corp............................................          500          8,125
 *Hollywood Casino Corp. Class A.......................          800          1,087
 *Hollywood Entertainment Corp.........................        3,200         76,700
 *Hollywood Park, Inc..................................        2,000         19,125
 *Hologic, Inc.........................................        2,000         25,687
 Home Port Bancorp, Inc................................          200          4,525
 *Homebase, Inc........................................        3,400         19,550
 *Homestead Village, Inc...............................        2,500         16,406
 Horizon Financial Corp................................        1,230         16,682
 *Houston Exploration Co...............................        1,400         24,500
 *Hovnanian Enterprises, Inc. Class A..................        1,300         10,562
 Huffy Corp............................................          800         11,600
 Hughes Supply, Inc....................................          750         20,812
 Hunt (J.B.) Transport Services, Inc...................        4,400         83,187
 Huntco, Inc. Class A..................................          300          1,537
 *Hurco Companies, Inc.................................        1,000          6,187
 *Hutchinson Technology, Inc...........................        1,600         49,550
 *Hvide Marine, Inc. Class A...........................          500          3,000
 *Hycor Biomedical, Inc................................          600            750
 *Hypercom Corp........................................          500          5,875
 *Hyseq, Inc...........................................        1,400          6,694
 *ICF Kaiser International, Inc........................        1,800          3,037
 *ICU Medical, Inc.....................................        1,500         27,797
 *IEC Electronics Corp.................................        1,300          7,800
 IFR Systems, Inc......................................        1,000          5,750
 *IHOP Corp............................................          800         31,675
 *IMC Mortgage Co......................................        2,800          1,750
 IMCO Recycling, Inc...................................          900         13,444
 ISB Financial Corp. LA................................          100          2,547
 *ITEQ, Inc............................................        3,044          7,325
 *ITI Technologies, Inc................................          200          5,306
 *ITLA Capital Corp....................................        1,000         17,625
 Ico, Inc..............................................        1,800          4,584
 *Ikos Systems, Inc....................................        1,000          3,281

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Imation Corp.........................................        3,100   $     50,375
 *Immulogic Pharmaceutical Corp........................        1,500          2,297
 *Imperial Credit Industries, Inc......................        2,300         23,431
 Imperial Holly Corp...................................        2,100         18,112
 *In Focus Systems, Inc................................        1,400         11,725
 *Inacom Corp..........................................          800         16,600
 *Industrial Distribution Group, Inc...................          500          3,469
 *Inference Corp. Class A..............................        1,500         11,719
 *Infonautics Corp. Class A............................          500          2,875
 *Information Resources, Inc...........................        3,200         26,800
 *Information Storage Devices, Inc.....................        1,300          9,466
 Ingles Market, Inc. Class A...........................          400          4,825
 *Innodata Corp........................................           66            400
 *Inprise Corp.........................................        1,100          6,084
 *Input Software, Inc..................................        1,000          6,875
 *Input/Output, Inc....................................        2,600         21,287
 *Inso Corp............................................        1,000         26,906
 Insteel Industries, Inc...............................          700          3,937
 Instron Corp..........................................        1,000         13,125
 *Insurance Auto Auctions, Inc.........................        1,000         11,375
 *Integra, Inc.........................................        1,200          2,400
 *Integrated Device Technology, Inc....................        9,000         53,156
 *Integrated Process Equipment Corp....................        1,500         15,703
 *Integrated Silicon Solution, Inc.....................        2,100          6,891
 *Intelligent Systems Corp.............................          500            969
 *Interface Systems, Inc...............................          400          1,712
 Interface, Inc. Class A...............................        2,600         32,419
 *Intergraph Corp......................................        5,300         34,284
 *Interlinq Software Corp..............................        1,000          7,375
 *Intermagnetics General Corp..........................        1,020          6,566
 International Aluminum Corp...........................          500         14,875
 International Multifoods Corp.........................        1,500         38,156
 *International Rectifier Corp.........................        4,000         37,500
 *International Remote Imaging Systems, Inc............          100             94
 International Shipholding Corp........................          400          6,250
 *International Technology Corp........................        2,903         29,574
 *International Thoroughbred Breeders, Inc.............          800            160
 *International Total Services, Inc....................          400          1,875
 *Interphase Corp......................................          900          7,284
 Interpool, Inc........................................        1,950         28,275
 Interstate Johnson Lane, Inc..........................          200          6,187
 *Intertan, Inc........................................          900          6,019
 Isco, Inc.............................................          200          1,025
 *Isle of Capri Casinos, Inc...........................        3,700         11,967
 *Isolyser Co., Inc....................................        4,100          5,830
 *Iwerks Entertainment, Inc............................        1,900          2,167
 *J & J Snack Foods Corp...............................        1,800         36,787
 J & L Specialty Steel, Inc............................        3,200         20,000
 *J. Alexander's Corp..................................          300          1,069
 JSB Financial, Inc....................................          900         47,475
 *Jackpot Enterprises, Inc.............................          700          6,781
 *Jaclyn, Inc..........................................          200            756
 *Jaco Electronics, Inc................................          300          1,378
 *Jacobson Stores, Inc.................................          500          4,172
 *Jan Bell Marketing, Inc..............................        2,200         10,175
 *Jason, Inc...........................................        1,700         13,812
 *Jean Philippe Fragrances, Inc........................          500          3,031
 *Johnson Worldwide Associates, Inc. Class A...........        1,500         14,203
 *Johnston Industries, Inc.............................          600          2,362
                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Johnstown American Industries, Inc...................        1,300   $     19,866
 *Jos. A. Bank Clothiers, Inc..........................        1,000          7,281
 *Jps Packaging Company................................          500          1,969
 *Jumbosports, Inc.....................................        1,700            584
 Justin Industries, Inc................................        3,300         42,075
 K Swiss, Inc. Class A.................................          300          8,475
 K2, Inc...............................................        1,200         13,650
 KCS Energy, Inc.......................................        2,100          8,400
 *KLLM Transport Services, Inc.........................          500          4,250
 *KVH Industries, Inc..................................          500            766
 *Kaiser Aluminum Corp.................................        5,300         34,781
 *Kaiser Ventures, Inc.................................        1,600         15,400
 Kaman Corp. Class A...................................        1,800         28,856
 Katy Industries, Inc..................................          800         15,700
 Kellwood Co...........................................        1,800         48,600
 *Kemet Corp...........................................        1,000         14,062
 *Kent Electronics Corp................................        1,600         22,700
 *Key Production Co., Inc..............................          800          6,200
 *Key Tronic Corp......................................        1,000          4,500
 *Keystone Automotive Industries, Inc..................          240          4,612
 *Keystone Consolidated Industries, Inc................          598          4,149
 Kimball International, Inc. Class B...................        2,000         38,000
 *Kimmins Corp.........................................          300            787
 *Kinark Corp..........................................          100            256
 *Kinnard Investment, Inc..............................          300          1,387
 *Kinross Gold Corp....................................        6,483         16,207
 Klamath First Bancorp, Inc............................        1,300         23,156
 Knape & Vogt Manufacturing Co.........................          500          9,437
 *Komag, Inc...........................................        5,700         41,147
 *Koss Corp............................................        1,000         11,375
 *Kulicke & Soffa Industries, Inc......................        3,100         52,700
 *LCA-Vision, Inc......................................          143            194
 LCS Industries, Inc...................................          300          3,956
 *LTV Corp.............................................        1,500          8,250
 *LTX Corp.............................................        3,900         12,797
 *La Jolla Pharmceutical Co............................          500          1,625
 Lab Holdings, Inc.....................................          300          4,969
 *Laboratory Corp. of America Holdings, Inc............        1,500          1,969
 *Laclede Steel Co.....................................          200             62
 *Ladd Furniture, Inc..................................        1,200         21,300
 *Lam Research Corp....................................          500          8,922
 *Lamson & Sessions Co.................................        1,500          8,437
 *Landair Corp.........................................          300          1,481
 Landamerica Financial Group, Inc......................          800         49,050
 *Landrys Seafood Restaurants, Inc.....................        3,300         27,019
 *Larscom, Inc.........................................          200            431
 *LaserSight Corporation...............................        1,300          7,089
 *Layne Christensen Co.................................        1,000         10,500
 *Lazare Kaplan International, Inc.....................        1,000          7,750
 *Leap Group, Inc......................................        1,000          4,344
 *Learning Co., Inc....................................        3,400         98,812
 *Leasing Solutions, Inc...............................          200            787
 *Lechters, Inc........................................        2,200          6,634
 Lesco, Inc............................................          500          7,562
 Lexford Residential Trust.............................          400          7,800
 Life USA Holdings, Inc................................        2,700         34,762
 Lifetime Hoan Corp....................................          800          8,775
 Lillian Vernon Corp...................................          800         12,250
 *Lincoln Electric Holdings............................        1,300         30,428
 Lindberg Corp.........................................          400          5,312
 *Lion Brewery, Inc....................................          100            447

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Lodgenet Entertainment Corp..........................        2,000   $     13,937
 *Loehmanns, Inc.......................................          200            544
 *Logic Devices, Inc...................................          700          1,094
 *Lone Star Steakhouse Saloon..........................        4,300         32,922
 *Lone Star Technologies, Inc..........................          500          4,875
 Longview Fibre Co.....................................        1,700         19,231
 *Loronix Information Systems, Inc.....................          200            422
 *Louis Dreyfus Natural Gas Corp.......................        1,150         14,878
 Luby's Cafeterias, Inc................................          400          6,350
 Lufkin Industries, Inc................................          600         11,812
 *Lumisy, Inc..........................................        1,100          4,641
 *Lydall, Inc. DE......................................        1,000         12,688
 *M.H. Meyerson & Co., Inc.............................          200            269
 MDC Holdings, Inc.....................................        1,400         25,725
 *MEMC Electronic Materials, Inc.......................        2,700         25,481
 MI Schottenstein Homes, Inc...........................          800         17,450
 *MIM Corp.............................................          200            944
 MMI Companies, Inc....................................        1,000         16,313
 *MRV Communications, Inc..............................        2,900         19,122
 *MS Carriers, Inc.....................................        2,100         51,975
 MTS Systems Corp......................................        1,600         20,600
 *Main Street & Main, Inc..............................        1,000          3,578
 *Mapinfo Corp.........................................          100          1,381
 Marcus Corp...........................................        1,500         22,688
 *Marine Transport Corp................................          360            754
 *Mariner Post-Acute Network, Inc......................        2,400         10,350
 *Marisa Christina, Inc................................          600            769
 Maritrans, Inc........................................        1,000          6,625
 *Marlton Technologies, Inc............................          200            950
 Marsh Supermarkets, Inc. Class A......................          300          4,781
 Marsh Supermarkets, Inc. Class B......................          400          5,650
 *Marshall Industries..................................        1,100         28,600
 *Material Sciences Corp...............................          800          7,200
 *Matlack Systems, Inc.................................          200          1,550
 *Matria Healthcare, Inc...............................        3,400          6,481
 *Matrix Pharmaceutical, Inc...........................        1,700          5,578
 *Matrix Service Co....................................        1,800          8,831
 *Mattson Technology, Inc..............................        1,200          8,175
 *Maverick Tube Corp...................................        2,200         12,581
 *Maxco, Inc...........................................          700          5,250
 *Maxicare Health Plans, Inc...........................          500          2,922
 *Maxim Group, Inc.....................................          900         17,606
 *Maxxam, Inc..........................................          500         24,406
 *Maxxim Medical, Inc..................................          700         19,075
 Medalliance, Inc. Escrow..............................          800              0
 *Medaphis Corp........................................        8,600         24,859
 Medford Bancorp, Inc..................................          600         11,025
 *Media 100, Inc.......................................          700          2,975
 *Medical Alliance, Inc................................          400            888
 *Medical Assurance, Inc...............................        2,100         63,263
 *Medical Graphics Corp................................          300            272
 *Medical Resources, Inc...............................          600          1,369
 *Medicore, Inc........................................          500            719
 Merchants Bancorp, Inc................................          400         11,750
 *Mercury Air Group, Inc...............................          400          2,575
 *Meridian Data, Inc...................................        1,000          2,281
 Meridian Insurance Group, Inc.........................          600         10,425
 *Meridian Resource Corp...............................        1,000          3,875
 *Merisel, Inc.........................................        2,500          7,227
 *Merix Corp...........................................          500          2,484
 *Mesa Air Group, Inc..................................        3,800         30,281
 *Mesaba Holdings, Inc.................................        1,050         19,819
                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Metacreations Corp...................................        1,900   $     15,319
 *Metal Management, Inc................................        4,300         13,303
 *Metatec Corp. Class A................................        1,100          6,394
 *Metra Biosystems, Inc................................        2,000          2,000
 *Metrika System Corp..................................          200          1,725
 *Metrocall, Inc.......................................        5,080         22,543
 *Metromedia International Group, Inc..................        3,600         15,975
 *Michael Anthony Jewelers, Inc........................          500          1,500
 Michael Foods, Inc....................................        1,700         42,872
 *Michaels Stores, Inc.................................        3,400         61,200
 *Micro Linear Corp....................................        1,000          4,813
 *Micro Warehouse, Inc.................................        3,600         98,550
 *Microage, Inc........................................        2,200         38,638
 *Microcide Pharmaceuticals, Inc.......................          100            519
 *Microsemi Corp.......................................        1,000         12,125
 *Microtest, Inc.......................................        1,700          4,622
 *Microtouch Systems, Inc..............................        1,000         13,500
 *Microwave Power Dynamics, Inc........................          400          2,475
 Mid America Banccorp..................................          899         23,154
 *Mid Atlantic Medical Services, Inc...................        2,500         22,188
 *Midwest Grain Products, Inc..........................          600          8,175
 Mikasa, Inc...........................................        1,200         13,050
 *Mikohn Gaming Corp...................................        1,800          7,313
 *Miltope Group, Inc...................................          500            594
 Mine Safety Appliances Co.............................          500         32,688
 Mississippi Chemical Corp.............................        2,800         44,100
 *Monarch Casino and Resort, Inc.......................          500          2,719
 Monarch Machine Tool Co...............................          300          2,138
 *Monro Muffler Brake, Inc.............................          630          5,001
 *Moog, Inc. Class A...................................          500         14,500
 *Moore Medical Corp...................................          100          1,438
 Moore Products Co.....................................          100          2,363
 *Morgan Products, Ltd.................................          700          1,663
 *Morrison Knudsen Corp................................        3,900         37,538
 *Morrow Snowboards, Inc...............................          100            102
 *Mosaix, Inc..........................................        1,000          7,719
 *Mother's Work, Inc...................................          200          2,350
 Movado Group, Inc.....................................          937         18,564
 *Movie Gallery, Inc...................................        2,100         10,631
 *Multiple Zones International, Inc....................          500          6,688
 *Mutual Savings Bank FSB Bay City, MI.................          500          4,156
 *Mylex Corp...........................................        1,500         12,469
 *N & F Worldwide Corp.................................        1,500         14,250
 *NABI, Inc............................................        3,900         10,603
 NBT Bancorp...........................................        1,131         28,227
 NCH Corp..............................................          200         11,200
 *NCS Healthcare, Inc..................................          600         12,356
 *NPS Pharmaceuticals, Inc.............................        1,000          7,063
 *NS Group, Inc........................................        1,200          6,525
 *NSA International, Inc...............................          200            188
 NSC Corp..............................................        1,269            853
 NYMAGIC, Inc..........................................        1,000         21,000
 *Napco Security Systems, Inc..........................          500          2,094
 Nash Finch Co.........................................          900         13,163
 *Nashua Corp..........................................          500          8,344
 *Nathans Famous, Inc..................................          400          1,638
 *National City Bancorp................................          798         21,347
 *National Discount Brokers Group, Inc.................        1,000          9,125
 *National Home Centers, Inc...........................          500            781
 *National Home Health Care Corp.......................          206            966
 *National Media Corp..................................        1,600         14,800

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 National Presto Industries, Inc.......................          500   $     20,656
 *National Processing, Inc.............................          600          3,638
 *National Research Corp...............................          300          1,838
 National Steel Corp. Class B..........................        2,800         20,475
 National Technical Systems, Inc.......................          100            544
 *National Techteam, Inc...............................        1,200          8,175
 *Natural Wonders, Inc.................................          700          2,713
 Nelson (Thomas), Inc..................................          300          3,956
 *Neopath, Inc.........................................          500          3,469
 *Netmanage, Inc.......................................        5,928         17,691
 *Netrix Corp..........................................        1,300          3,331
 *Network Computing Devices, Inc.......................        1,300          9,222
 *Network Equipment Technologies, Inc..................        2,200         24,475
 *Network Peripherals, Inc.............................          800          3,650
 *Neurocrine Biosciences, Inc..........................          500          3,453
 *New Brunswick Scientific Co., Inc....................          380          2,613
 *New Horizons Worldwide, Inc..........................          600         11,813
 New Jersey Resources Corp.............................        1,500         58,406
 Newmil Bancorp, Inc...................................          200          2,350
 Newport Corp..........................................          500          8,438
 *Nexthealth, Inc......................................          700            591
 *Nine West Group......................................        2,100         26,250
 *Nitinol Medical Technologies, Inc....................          200            888
 *Nobel Education Dynamics, Inc........................          200          1,288
 *Noodle Kidoodle, Inc.................................        1,700         12,750
 *Nord Resources Corp..................................        1,900          3,444
 *Nortek, Inc..........................................        1,100         30,044
 *North Face, Inc......................................        1,200         15,000
 *Northwestern Steel & Wire Co.........................        3,900          5,241
 *Norton McNaughton, Inc...............................          800          2,350
 *Novacare, Inc........................................        5,600         17,500
 *Nu Horizons Electronics Corp.........................        1,100          6,634
 *Nuevo Energy Co......................................        1,400         20,738
 *Numerex Corp. Class A................................        1,000          2,781
 O'Sullivan Corp.......................................        1,600         15,600
 *O'Sullivan Industries Holdings, Inc..................        1,100         11,069
 *O.I. Corp............................................          400          2,275
 *ODS Networks, Inc....................................        1,300          4,428
 *OMI Corp.............................................        3,600         11,250
 *OSI Systems, Inc.....................................          100            794
 *Oak Technology, Inc..................................        4,600         18,184
 Ocean Financial Corp..................................        1,600         25,100
 *Offshore Logistics, Inc..............................        2,800         34,213
 Oil-Dri Corp. of America..............................          100          1,475
 *Old Dominion Freight Lines, Inc......................        1,000         12,688
 Olsten Corp...........................................        1,600         12,000
 *Olympic Steel, Inc...................................        1,700         10,094
 *Omtool, Ltd..........................................          500          1,422
 *One Price Clothing Stores, Inc.......................        1,900          8,728
 *Onyx Acceptance Corp.................................          100            656
 *Onyx Pharmacueticals, Inc............................          800          5,300
 *Opinion Research Corp................................          200          1,194
 *Opta Food Ingredients, Inc...........................        1,300          5,606
 *Opti, Inc............................................        1,200          4,838
 Optical Coating Laboratory, Inc.......................        1,000         18,875
 *Optika Imaging Systems, Inc..........................          400          1,150
 *Option Care, Inc.....................................          800            825
 *Orange Co., Inc......................................          700          4,944
 Oregon Steel Mills, Inc...............................        2,700         34,256
 *Oroamerica, Inc......................................          700          6,256
 *Orthologic Corp......................................        2,000          7,875
 Oshkosh Truck Corp. Class B...........................        1,700         50,363
                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Oshman's Sporting Goods, Inc.........................          500   $      2,250
 *Osmonics, Inc........................................          400          4,200
 *Ostex International, Inc.............................        2,000          1,063
 *Outlook Group Corp...................................          400          1,650
 Overseas Shipholding Group, Inc.......................        1,800         28,463
 Owosso Corp...........................................          100            488
 Oxford Industries, Inc................................          700         20,213
 *P-Com, Inc...........................................        4,700         17,405
 *PC Service Source, Inc...............................        1,000          4,125
 *PIA Merchandising Services, Inc......................          200            600
 *PICO Holdings, Inc...................................        3,900         12,675
 *PLM International, Inc...............................        1,000          5,875
 *PMR Corp.............................................          100            734
 *PPT Vision, Inc......................................          300          1,613
 PS Group Holdings, Inc................................          500          5,563
 PXRE Corp.............................................        1,511         33,525
 Pancho's Mexican Buffet, Inc..........................          400            369
 *Par Technology Corp..................................        1,000          6,688
 *Paragon Trade Brands, Inc............................          500          1,406
 Park Electrochemical Corp.............................        1,300         24,944
 *Parker Drilling Co...................................        4,800         18,000
 *Park-Ohio Holdings Corp..............................        1,700         27,997
 *Parlex Corp..........................................          200          1,900
 *Parlux Fragrances, Inc...............................        2,400          3,150
 Patina Oil & Gas Corp.................................        1,000          2,875
 Patrick Industries, Inc...............................        1,000         15,063
 *Patterson Energy, Inc................................        1,900          8,847
 *Paul Harris Stores, Inc..............................          500          6,844
 *Paxson Communications Corp...........................        1,500         10,875
 *Payless Cashways, Inc................................           34             52
 *Paymentech, Inc......................................        3,100         49,213
 Penford Corp..........................................          400          6,013
 *Penn Traffic Co......................................          200            450
 *Penn Treaty American Corp............................          600         16,950
 Penn Virginia Corp....................................          400          8,675
 Penn-America Group, Inc...............................          500          5,438
 Penncorp Financial Group, Inc.........................        2,100          2,363
 Pennfed Financial Services, Inc.......................        1,000         13,813
 *Penwest Pharmaceuticals Company......................          600          5,081
 *Peoples Choice TV Corp...............................        1,000            438
 *Peoples Telephone Co., Inc...........................        1,400          6,213
 *Perceptron, Inc......................................          200          1,525
 *Perini Corp..........................................          400          2,275
 *Periphonics Corp.....................................        1,200         13,275
 *Perrigo Co...........................................        4,900         41,344
 *Petco Animal Supplies, Inc...........................        2,500         24,922
 *Petrocorp, Inc.......................................        1,700         13,175
 *Petroleum Development Corp...........................          100            345
 *Pharmaceutical Resources, Inc........................        1,600          5,400
 *Pharmchem Laboratories, Inc..........................          500          1,672
 *Pharmerica, Inc......................................        9,800         39,966
 *Phar-Mor, Inc........................................        1,100          8,594
 Phillips-Van Heusen Corp..............................        2,500         17,500
 Phoenix Investment Partners, Ltd......................        3,800         32,300
 *Phoenix Technologies, Ltd............................        1,800         12,656
 *Photon Dynamics, Inc.................................          400          1,813
 *Phycor, Inc..........................................        5,100         31,397
 *Phymatrix Corp.......................................        1,100          2,819
 *Physician Reliance Network, Inc......................        4,200         38,981
 Piccadilly Cafeterias, Inc............................          900          9,619
 *Picturetel Corp......................................        3,800         26,838
 Pilgrim Pride Corp....................................        1,600         38,800

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Pinkertons, Inc......................................          300   $      6,000
 Pinnacle Bancshares, Inc..............................          200          2,388
 *Pinnacle Systems, Inc................................          200          6,713
 Pioneer Standard Electronics, Inc.....................        2,300         24,725
 Pittston Co. Burlington Group.........................        1,700         14,769
 *Planar Systems, Inc..................................        1,800         14,850
 *Players International, Inc...........................        5,000         29,531
 *Pluma, Inc...........................................          200            263
 *Polymedica Industries, Inc...........................          500          5,313
 *Polymer Group, Inc...................................        2,500         26,563
 *Pool Energy Services Co..............................        1,900         21,316
 Pope & Talbot, Inc....................................        1,100         10,863
 *Powercerv Corp.......................................        1,300          3,209
 *Powerhouse Technologies, Inc.........................          900         10,519
 *Power-One, Inc.......................................          200          1,181
 *Powertel, Inc........................................        2,500         33,828
 *Precision Response, Corp.............................          500          4,203
 Premier National Bancorp..............................          546          9,896
 Presidential Life Corp................................        2,900         52,381
 *Price Communications Corp............................        1,952         19,398
 Price Enterprises, Inc................................          371          2,017
 *Pricesmart, Inc......................................          450          7,088
 *Pride International, Inc.............................        1,200          9,075
 *Primadonna Resorts, Inc..............................        1,800         13,163
 Prime Bancorp, Inc....................................          660         12,375
 *Prime Hospitality Corp...............................        3,500         30,625
 Primesource Corp......................................          500          3,438
 *Procyte Corp.........................................        1,100            567
 *Progress Software Corp...............................          750         18,914
 *ProMedCo Management Company..........................        2,200         11,550
 *Protocol Systems, Inc................................        1,400         10,631
 *Provident American Corp..............................          400          4,125
 *Proxim, Inc..........................................          900         20,475
 *Pure World, Inc......................................          200          1,863
 *Pyramid Breweries, Inc...............................          300            431
 *QMS, Inc.............................................          900          3,713
 *Quad Systems Corp....................................        1,200          3,169
 Quaker Chemical Corp..................................          500          8,594
 *Quaker City Bancorp, Inc.............................          625         10,586
 *Quaker Fabric Corp...................................        1,250          8,906
 Quaker State Corp.....................................        2,700         38,644
 *Quality Dining, Inc..................................        1,400          3,456
 *Quality Semiconductor, Inc...........................          200            625
 *Quality Systems, Inc.................................        1,000          4,688
 Quanex Corp...........................................        1,600         28,700
 *Quest Diagnostics, Inc...............................        1,700         30,388
 *Quintel Entertainment, Inc...........................        1,000          1,609
 Quixote Corp..........................................        1,000         13,188
 *R & B, Inc...........................................        1,100          9,694
 *RDO Equipment Co. Class A............................          200          1,850
 RLI Corp..............................................          750         27,141
 *RMH Teleservices, Inc................................          200            313
 RPC, Inc..............................................        2,400         18,600
 *RTW, Inc.............................................        1,000          4,625
 *Rag Shops, Inc.......................................          200            550
 *Railamerica, Inc.....................................          500          3,609
 *Railtex, Inc.........................................        1,000         12,063
 *Rainforest Cafe, Inc.................................        2,800         19,513
 *Rally's Hamburgers, Inc..............................        1,300            955
 *Ramsay Health Care, Inc..............................          700          1,488
 Range Resources Corp..................................        1,500          6,281
 *Rare Hospitality International, Inc..................        1,800         22,388
                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Reading Entertainment, Inc...........................          400   $      3,575
 *Read-Rite Corp.......................................        3,200         43,100
 *Recoton Corp.........................................          800         15,000
 *Red Roof Inns, Inc...................................        1,600         27,200
 *Redhook Ale Brewery, Inc.............................        1,000          4,375
 Redwood Empire Bancorp................................          200          3,500
 *Refac Technology Development Corp....................          300          2,250
 *Regeneron Pharmaceuticals, Inc.......................        2,100         17,194
 *Relm Wireless Corp...................................          400            575
 *Rentrak Corp.........................................          100            277
 *Reptron Electronics, Inc.............................        1,000          4,438
 Republic Security Financial Corp......................        5,452         61,165
 *Research Partners International, Inc.................          300            750
 Resource Bancshares Mortgage Group, Inc...............        1,630         22,616
 *Response Oncology, Inc...............................          873          3,983
 *Rex Stores Corp......................................          500          6,000
 *Richey Electronics, Inc..............................          300          3,056
 *Riddell Sports, Inc..................................        1,700          5,950
 *Ride, Inc............................................        2,000          2,125
 Riggs National Corp...................................        2,000         41,813
 *Right Management Consultants, Inc....................          300          4,322
 *Rightchoice Managed Care, Inc. Class A...............          300          2,738
 *Rio Hotel & Casino, Inc..............................          700         10,894
 Rival Co..............................................          600          6,394
 Roanoke Electric Steel Corp...........................        1,800         26,325
 *Roberds, Inc.........................................          500          1,078
 *Roberts Pharmaceutical Corp..........................        2,100         51,450
 *Rochester Medical Corp...............................          200          2,606
 *Rock Bottom Restaurants, Inc.........................        1,600          9,350
 *Rockshox, Inc........................................        1,500          3,938
 Rock-Tenn Co. Class A.................................        1,400         22,838
 *Rocky Shoes & Boots, Inc.............................          100            706
 *Rogue Wave Software, Inc.............................          500          4,297
 Rollins Truck Leasing Corp............................        5,850         70,200
 *Rottlund, Inc........................................          500          2,125
 Rouge Industries, Inc. Class A........................          900          7,425
 Russ Berrie & Co., Inc................................          500         11,313
 *Ryans Family Steak Houses, Inc.......................        4,500         50,766
 Ryland Group, Inc.....................................          800         21,250
 *S&K Famous Brands, Inc...............................          400          3,900
 *S3, Inc..............................................        5,600         29,750
 *SCPIE Holdings, Inc..................................          100          3,063
 *SED International Holdings, Inc......................        1,000          4,688
 *SEMX Corp............................................        1,000          2,625
 *SSE Telecom, Inc.....................................          500          1,031
 *STB Systems, Inc.....................................          200          1,178
 *STM Wireless, Inc. Class A...........................          200          1,094
 *SYNC Research, Inc...................................        1,100          1,066
 *Safety 1st, Inc......................................          200          1,050
 *Safety-Kleen Corp....................................        5,200         17,875
 *San Filippo (John B.) & Son, Inc.....................          800          3,025
 Sanderson Farms, Inc..................................        1,300         20,719
 *Sandisk Corp.........................................        1,500         17,672
 *Sands Regent Casino Hotel............................          400            375
 *Santa Cruz Operation, Inc............................        2,400         10,875
 *Saucony, Inc. Class B................................          300          1,950
 *Savoir Technology Group, Inc.........................          500          4,219
 Schnitzer Steel Industries, Inc. Class A..............        1,000         18,438
 *Scholastic Corp......................................        1,100         52,319

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Schuff Steel Company.................................          200   $      1,288
 *Schuler Homes, Inc...................................        1,800         12,544
 Schulman (A.), Inc....................................        2,100         44,953
 Scotsman Industries, Inc..............................          200          4,113
 *Seacor Smit, Inc.....................................        1,000         47,750
 *Secom General Corp...................................          400            150
 *Seibels Bruce Group, Inc.............................        1,000          4,156
 *Seitel, Inc..........................................        2,000         26,750
 Selective Insurance Group, Inc........................        2,100         39,769
 *Semitool, Inc........................................        1,300          8,856
 *Sensormatic Electronics Corp.........................        1,800         14,625
 *Sequent Computer Systems, Inc........................        4,700         59,631
 *Service Merchandise Co., Inc.........................        8,800         10,450
 *Servico, Inc.........................................        1,200          7,800
 *Sharper Image Corp...................................          500         10,547
 *Shaw Group, Inc......................................        1,000          8,875
 *Sheldahl, Inc........................................        1,000          6,438
 *Sheridan Healthcare, Inc.............................          800          6,450
 *Shiloh Industries, Inc...............................        1,100         16,019
 *Shiva Corp...........................................          100            584
 *Shoe Carnival, Inc...................................          800          7,825
 *Sholodge, Inc........................................          600          4,238
 *Shoney's, Inc........................................        2,258          3,810
 *Shopko Stores, Inc...................................        2,700         87,075
 Sifco Industries, Inc.................................          400          5,700
 *Sight Resource Corp..................................        1,700          3,480
 *Signal Technology Corp...............................          600          1,838
 *Silicon Valley Group, Inc............................        3,800         46,788
 *Silverleaf Resorts, Inc..............................          500          5,688
 *Simione Central Holdings, Inc........................          400            825
 Simmons First National Corp. Class A..................          200          8,125
 Simpson Industries, Inc...............................        1,900         19,891
 *Sitel Corp...........................................        4,000         10,000
 *Sizzler International, Inc...........................        2,400          7,050
 Skyline Corp..........................................          900         29,250
 Skywest, Inc..........................................        2,200         59,606
 Smart & Final Food, Inc...............................        2,000         21,250
 *Smartflex Systems, Inc...............................        1,000          7,188
 Smith (A.O.) Corp.....................................        1,200         29,850
 Smith (A.O.) Corp. Convertible Class A................          300          7,350
 *Smithway Motor Express Corp. Class A.................          100            894
 *Sodak Gaming, Inc....................................        1,900         15,497
 *Softech, Inc.........................................          300          1,191
 *Software Spectrum, Inc...............................        1,000         17,563
 *Sola International, Inc..............................        1,500         23,813
 *Sonosight, Inc.......................................          366          3,431
 South Jersey Industries, Inc..........................          500         12,906
 *Southern Energy Homes, Inc...........................        1,200          8,250
 *Southern Pacific Funding Corp........................        1,200             66
 *Southwall Technologies, Inc..........................          500          2,359
 Southwest Securities Group, Inc.......................          231          4,548
 Southwestern Energy Co................................        2,200         16,500
 *Spacelabs Medical, Inc...............................        1,000         17,625
 *Spaghetti Warehouse, Inc.............................          500          3,656
 Spartan Motors, Inc...................................        1,000          6,281
 *Sparton Corp.........................................          500          2,875
 *Spectran Corp........................................          500          2,750
 *Spectrum Control, Inc................................          500          2,109
 *Speedfam International, Inc..........................        2,000         30,188
 *Speizman Industries, Inc.............................          300          1,688
                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Spiegel, Inc. Class A Non-Voting.....................        1,500   $      5,930
 *Sport Chalet, Inc....................................          600          4,125
 *Sport Supply Group, Inc..............................          300          2,100
 *Sports Authority, Inc................................        1,300          8,450
 *Sports Club Co., Inc.................................          600          2,925
 *Sportsman's Guide, Inc...............................        1,000          6,188
 St. Paul Bancorp, Inc.................................        3,000         63,469
 *Stac, Inc............................................          100            506
 Standard Commercial Corp..............................          856          6,955
 *Standard Management Corp.............................          700          4,638
 *Standard Microsystems Corp...........................        1,600         11,800
 Standard Motor Products, Inc. Class A.................        1,100         25,094
 Standard Pacific Corp. DE.............................        2,600         25,350
 Standard Products Co..................................        1,400         26,075
 *Stanley Furniture, Inc...............................          400          6,775
 *Starcraft Corp.......................................          200            488
 Starrett (L.S.) Co. Class A...........................          200          6,125
 *Startec Global Communications Corp...................          300          3,188
 *Starter Corp.........................................        2,300          3,738
 *Station Casinos, Inc.................................        2,600         21,450
 *Steel of West Virginia, Inc..........................          600          6,338
 Steel Technologies, Inc...............................        1,500         12,422
 Stepan Co.............................................          500         13,969
 Stephan Co............................................          200          2,375
 Sterling Bancorp......................................          500         10,594
 *Sterling Financial Corp. WA..........................          600         10,800
 Stewart & Stevenson Services, Inc.....................        3,000         29,531
 Stewart Information Services Corp.....................          500         24,719
 Stifel Financial Corp.................................          525          5,709
 *Stimsonite Corp......................................        1,200          9,225
 Stone & Webster, Inc..................................          800         27,200
 *Storage Computer Corp................................          100            463
 *Stormedia, Inc. Class A..............................        1,000              1
 *Strategic Distribution, Inc..........................        2,000          5,688
 *Stratus Properties, Inc..............................        1,300          4,225
 Strawbridge and Clothier Liquidating Trust............          900            548
 Stride Rite Corp......................................          500          4,438
 *Strouds, Inc.........................................        1,100          2,166
 *Stuart Entertainment, Inc............................          600            394
 *Suburban Lodges of America, Inc......................        2,200         17,875
 *Successories, Inc....................................          200            425
 *Sulcus Computer Corp.................................        1,800          4,050
 *Summit Technology, Inc...............................          500          1,922
 *Summitt Medical Systems, Inc.........................        1,300          1,503
 *Sun Healthcare Group, Inc............................        1,000          5,250
 *Sun Television and Appliances, Inc...................        2,400             42
 *Sunrise Medical, Inc.................................        2,000         25,500
 *Sunrise Resources, Inc...............................        1,400          5,075
 Superior Surgical Manufacturing Co., Inc..............          800         11,000
 *Suprema Specialties, Inc.............................        1,200          5,775
 *Supreme International Corp...........................        1,000         10,813
 Susquehanna Bancshares, Inc...........................        2,475         54,141
 *Swift Energy Corp....................................        1,200         11,175
 *Swiss Army Brands, Inc...............................        1,700         17,106
 *Sybase, Inc..........................................        2,200         15,813
 *Sylvan, Inc..........................................          400          5,213
 *Symmetricom, Inc.....................................        2,100         13,059
 *Syms Corp............................................        1,500         14,625
 *Synbiotics Corp......................................          600          1,350

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Syncor International Corp. DE........................          900   $     21,656
 *Syntellect, Inc......................................        1,300          3,372
 *Synthetic Industries, Inc............................          200          3,375
 *Syntroleum Corp......................................          450          3,713
 *TBA Entertainment Corp...............................          500          2,422
 *TBC Corp.............................................        2,600         17,875
 TCBY Enterprises, Inc.................................        2,200         17,050
 *TCSI Corp............................................        2,800          6,431
 *TII Industries, Inc..................................        1,200          2,738
 TJ International, Inc.................................        1,400         32,856
 TR Financial Corp.....................................        1,000         37,313
 *TRC Companies, Inc...................................          300          1,425
 *TRM Copy Centers Corp................................        1,000          9,250
 Tab Products Co. DE...................................          400          2,850
 *Taco Cabana, Inc.....................................        2,500         17,266
 Talbots, Inc..........................................        2,300         58,650
 *Tandy Brand Accessories, Inc.........................          500          7,563
 *Tandy Crafts, Inc....................................        1,000          3,875
 Technology Research Corp..............................          300            366
 *Tech-Sym Corp........................................          300          7,519
 *Tegal Corp...........................................        1,200          3,694
 *Tei, Inc.............................................        1,200          1,950
 *Telco Systems, Inc...................................        1,000         12,125
 Telxon Corp...........................................          500         13,453
 Terra Industries, Inc.................................        5,400         29,363
 *Tesoro Petroleum Corp................................        2,100         27,956
 *Tesseract Group, Inc.................................        1,000          3,344
 *Tetra Technologies, Inc..............................          500          6,313
 Texas Industries, Inc.................................        1,800         52,088
 *Texas Micro, Inc.....................................        1,000          3,531
 *Thermo Bioanalysis Corp..............................          100          1,056
 *Thermo Power Corp....................................        1,000          8,875
 *Thermo Sentron, Inc..................................          500          4,688
 *Thermo Terratech, Inc................................          500          2,250
 *Thermo Voltek Corp...................................        1,000          6,750
 *ThermoQuest Corp.....................................          500          5,094
 Thermoretec Corporation...............................          900          2,419
 *Thermospectra Corp...................................        1,000         11,250
 Thomas Industries, Inc................................          450          7,763
 Thomaston Mills, Inc..................................          400          1,275
 *Thorn Apple Valley, Inc..............................        1,500          4,922
 *Tipperary Corp.......................................        1,000          1,875
 *Titan Corp...........................................        1,546          8,310
 Titan International, Inc..............................        1,200         11,925
 *Titanium Metals Corp.................................        1,100         10,931
 Toastmaster, Inc......................................          600          3,788
 *Todd Shipyards Corp..................................          800          4,000
 *Tokheim Corp.........................................          800          6,900
 *Topps, Inc...........................................        3,800         19,831
 Toro Co...............................................        1,000         26,500
 *Tower Air, Inc.......................................        1,100          2,733
 *Trans World Airlines, Inc............................        3,000         15,188
 *Trans World Entertainment Corp.......................        2,400         55,950
 *Transcoastal Marine Services, Inc....................        1,400          5,425
 *Transfinancial Holdings, Inc.........................          300          1,481
 *Transition Systems, Inc..............................          300          2,981
 Transtechnology Corp..................................          500         11,438
 *Transworld Healthcare, Inc...........................        2,000          8,688
 *Travel Ports of America, Inc.........................          228            691
 *Treadco, Inc.........................................          500          3,094
 Tremont Corp. DE......................................          600         21,525
 *Trend-Lines, Inc. Class A............................          200            588
                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Trident Microsystems, Inc............................          900   $      4,345
 *Tridex Corp..........................................          300          1,097
 Trigen Energy Corp....................................          400          5,700
 Trion, Inc............................................          100            291
 *Tripos, Inc..........................................          100            825
 *Trism, Inc...........................................          500            688
 *Truevision, Inc......................................        1,300          1,138
 *Trump Hotels & Casino Resorts, Inc...................        2,000         10,125
 *Tuboscope Vetco International, Inc...................        1,000          8,313
 *Tultex Corp..........................................        2,500          2,656
 *Turner Corp..........................................          450          7,622
 Twin Disc, Inc........................................          200          4,350
 Tyler Corp............................................        1,700         11,369
 U.S. Bancorp, Inc.....................................        1,500         29,859
 *U.S. Diagnostic, Inc.................................        2,500          2,500
 U.S. Freightways Corp.................................        1,500         40,266
 *U.S. Office Products, Co.............................          500          2,727
 *URS Corp.............................................          719         14,605
 *US Can Corp..........................................        1,100         19,319
 *US Xpress Enterprises, Inc. Class A..................        1,000         15,438
 *UTI Energy Corp......................................        1,500         12,563
 *Ugly Duckling Corp...................................        2,000         11,313
 *Ultimate Electronics, Inc............................        1,300          7,394
 *Ultradata Corp.......................................          100            409
 *Ultrafem, Inc........................................        1,000             25
 *Ultrak, Inc..........................................        1,400         12,075
 *Ultratech Stepper, Inc...............................        1,700         31,556
 Unico American Corp...................................          500          5,281
 *UniComp, Inc.........................................        1,000          3,344
 Unifirst Corp.........................................        1,100         24,200
 *Unimark Group, Inc...................................        1,000          2,938
 *Uni-Marts, Inc.......................................          500          1,531
 *Union Acceptance Corp. Class A.......................          500          2,688
 *Unique Casual Restaurants, Inc.......................          500          3,328
 *Uniroyal Technology Corp.............................        2,100         21,131
 *Unisource Worldwide, Inc.............................        4,000         31,500
 *Unit Corp............................................        1,600          7,600
 *Unit Instruments, Inc................................          300          2,606
 *United American Healthcare Corp.,....................          700          1,050
 United Companies Financial Corp.......................        2,300          9,344
 United Industrial Corp................................        1,400         13,913
 *United Retail Group, Inc.............................        1,100         10,794
 *United States Home Corp..............................        1,000         31,875
 *United Wisconsin Services, Inc.......................        1,800         13,388
 *Unitrode Corp........................................          500          8,469
 *Universal American Financial Corp....................          700          1,794
 *Universal Electronics, Inc...........................          300          3,263
 *Universal International, Inc.........................          400          1,038
 *Universal Standard Medical Labs, Inc.................          500            844
 *Uno Restaurant Corp..................................          600          3,938
 *Urocor, Inc..........................................        1,100          6,119
 *Urologix, Inc........................................        1,000          4,266
 *Utilx Corp...........................................          800          1,500
 *VLSI Technology, Inc.................................        5,000         56,719
 *VTEL Corp............................................        2,600          7,963
 *VWR Scientific Products Corp.........................          400         12,375
 *Vallen Corp..........................................        1,000         19,500
 Valmont Industries, Inc...............................          500          8,031
 *Value City Department Stores, Inc....................        2,600         26,650
 Value Line, Inc.......................................          600         24,900
 *Valuevision International, Inc. Class A..............        2,700         14,597
 *Vans, Inc............................................          500          3,703

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Vari L Co., Inc......................................          300   $      1,988
 *Variflex, Inc........................................        1,200          6,338
 Varlen Corp...........................................        2,081         55,212
 *Vaughn Communications, Inc...........................          100            756
 *Vectra Technologies, Inc.............................          500              3
 *Venture Stores, Inc..................................        1,500             14
 *Verity, Inc..........................................        1,500         25,922
 Vermont Financial Services Corp.......................        1,200         27,825
 *Vertex Communications Corp...........................          200          3,538
 *Veterinary Centers of America, Inc...................        1,500         27,375
 *Viagrafix Corp.......................................          100            606
 *Vicorp Restaurants, Inc..............................          800         11,575
 *Video Display Corp...................................          300          1,931
 *Video Services Corp..................................          500          1,125
 *Video Update, Inc....................................        2,175          2,957
 *Videonics, Inc.......................................          200            197
 Vintage Petroleum, Inc................................        3,100         31,969
 Virco Manufacturing Corp..............................          990         20,666
 *Virtualfund.Com, Inc.................................          900          2,306
 *Vishay Intertechnology, Inc..........................          500          7,094
 *Vista Medical Technologies, Inc......................          500          1,234
 Vital Signs, Inc......................................          700         11,856
 *WFS Financial, Inc...................................        1,800         11,363
 *WHX Corp.............................................        2,200         23,238
 *WLR Foods, Inc.......................................        1,314         11,580
 *WPI Group, Inc.......................................        1,000          7,063
 Walbro Corp...........................................        1,600         11,900
 *Wall Data, Inc.......................................          600         10,238
 Warren Bancorp, Inc...................................          600          5,550
 *Washington Homes, Inc................................          700          3,413
 Washington Savings Bank FSB Waldorf, MD...............          400          1,850
 *Waterlink, Inc.......................................          500          1,875
 Watkins-Johnson Co....................................          500          9,125
 Watts Industries, Inc. Class A........................        1,600         30,300
 Webb (Del) Corp.......................................        1,600         42,400
 Webster Financial Corp................................          504         14,018
 *Weirton Steel Corp...................................        3,600          6,750
 Wellman, Inc..........................................        3,500         42,438
 *Wells-Gardner Electronics Corp.......................          200            550
 Wesbanco, Inc.........................................          700         19,775
 *West Coast Entertainment Corp........................          200            125
 West, Inc.............................................        1,300         39,488
 Westco Bancorp, Inc...................................          300         10,313
 Westcorp, Inc.........................................        1,800         15,413
 Westerfed Financial Corp..............................          500          9,703
 *Western Beef, Inc....................................          500          3,719
 *Weston (Roy F.), Inc. Class A........................          600          1,744
 *Whittaker Corp.......................................          700          9,625
 *Wickes Lumber Co.....................................        1,200          5,438
 *Williams Clayton Energy, Inc.........................          700          5,906
 *Wilshire Financial Services Group, Inc...............          600            572
 *Wilshire Oil Co. of Texas............................          515          2,575
 Winnebago Industries, Inc.............................        1,800         21,600
 Wiser Oil Co..........................................          800          2,600
 Wolohan Lumber Co.....................................          600          7,781
                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Wolverine Tube, Inc..................................          400   $      8,975
 Wolverine World Wide, Inc.............................          500          6,813
 Woodhead Industries, Inc..............................          500          6,531
 *Workgroup Technology Corp............................          900          1,758
 *Worldtex, Inc........................................        1,200          4,500
 *Xetel Corp...........................................        1,300          3,656
 *Xicor, Inc...........................................        1,600          3,300
 Xtra Corp.............................................          300         14,269
 Yankee Energy Systems, Inc............................          900         26,213
 *Yellow Corp..........................................        3,400         55,038
 York Financial Corp...................................          793         13,580
 *Zaring National Corp.................................          100            906
 *Zemex Corp...........................................          756          5,009
 Zenith National Insurance Corp........................        1,500         36,563
 *Zoll Medical Corp....................................          900         10,069
 *Zygo Corp............................................        1,000         12,250
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $17,079,424)...................................                  17,441,494
                                                                       ------------
PREFERRED STOCKS -- (0.1%)
 Price Enterprises, Inc. Series A (Cost $20,976).......        1,800         24,356
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.0%)
 Repurchase Agreement, PNC Capital Markets Inc. 4.95%,
   12/01/98 (Collateralized by U.S. Treasury Notes
   6.25%, 08/31/02, valued at $368,288) to be
   repurchased at $356,049 (Cost $356,000).............  $       356        356,000
                                                                       ------------
TOTAL INVESTMENTS -- (99.9%)
  (Cost $17,456,400)++.................................                  17,821,850
                                                                       ------------
OTHER ASSETS AND
  LIABILITIES -- (0.1%)
 Other Assets..........................................                      32,808
 Payable for Investment Securities Purchased...........                      (9,016)
 Other Liabilities.....................................                     (13,245)
                                                                       ------------
                                                                             10,547
                                                                       ------------
NET ASSETS -- (100%) Applicable to 1,359,979
  Outstanding $.01 Par Value Shares (50,000,000 Shares
  Authorized)..........................................                $ 17,832,397
                                                                       ------------
                                                                       ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                $      13.11
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                            VA LARGE VALUE PORTFOLIO

                            STATEMENT OF NET ASSETS

                               NOVEMBER 30, 1998

                                                            SHARES           VALUE+
                                                         ------------  ------------
COMMON STOCKS -- (98.7%)
 AK Steel Holding Corp.................................        2,200   $     42,212
 *AMR Corp.............................................        8,000        527,500
 AVX Corp..............................................        2,100         40,819
 *Adaptec, Inc.........................................        2,100         34,256
 *Advanced Micro Devices, Inc..........................        5,100        141,206
 Advanta Corp. Class A.................................          166          1,727
 *Advanta Corp. Class B Non-Voting.....................          272          2,121
 Aetna, Inc............................................        7,300        564,381
 *Alaska Air Group, Inc................................        1,100         41,181
 Albemarle Corp........................................        1,000         18,625
 Alexander & Baldwin, Inc..............................        1,600         36,600
 *Alleghany Corp.......................................          100         19,225
 Ambac, Inc............................................        2,500        152,500
 Amerada Hess Corp.....................................        5,200        288,600
 *America West Holdings Corp. Class B..................        2,000         28,250
 American Annuity Group, Inc...........................        1,000         23,000
 American Financial Group, Inc. (New)..................        2,500         98,281
 American General Corp.................................        9,519        670,495
 American Greetings Corp. Class A......................        2,600        110,012
 American National Insurance Co........................          600         50,100
 Amerus Life Holdings, Inc. Class A....................        1,000         22,062
 Apache Corp...........................................        5,800        133,400
 Arch Coal, Inc........................................        1,600         30,700
 Archer-Daniels Midland Co.............................       21,756        399,766
 Argonaut Group, Inc...................................          300          7,444
 *Arrow Electronics, Inc...............................        3,700         80,475
 Asarco, Inc...........................................        1,700         32,937
 Astoria Financial Corp................................          600         27,019
 Atlantic Richfield Co.................................        1,200         79,800
 *Atmel Corp...........................................        3,900         47,409
 Avnet, Inc............................................        1,800        104,737
 *BJ Services, Co......................................        3,000         41,437
 Baker Hughes, Inc.....................................        3,100         56,769
 Ball Corp.............................................          900         38,475
 Bancwest Corp.........................................        1,200         51,900
 Bankers Trust New York Corp...........................        1,100         95,700
 Bear Stearns Companies, Inc...........................        3,161        132,762
 Berkley (W.R.) Corp...................................          900         30,178
 *Bethlehem Steel Corp.................................        7,200         59,400
 *Beverly Enterprises..................................        4,000         23,000
 Black & Decker Corp...................................        2,600        140,887
 Block Drug Co., Inc. Class A..........................          318         12,074
 Boise Cascade Corp....................................        3,800        120,412
 Borg Warner Automotive, Inc...........................          400         19,950
 Bowater, Inc..........................................        1,200         47,400
 Brunswick Corp........................................        3,900         85,800
 Burlington Northern Santa Fe Corp.....................       18,000        612,000
 CIGNA Corp............................................        7,500        583,594
 *CNA Financial Corp...................................        6,900        294,975
 CSX Corp..............................................        7,900        329,331
 *Cabletron Systems, Inc...............................        6,600         92,400
 Capital Re Corp.......................................        1,000         19,750
 Carpenter Technology Corp.............................          600         21,187
 *Case Corp............................................        2,900         70,325
 Champion International Corp...........................        3,300        137,156
 Chesapeake Corp.......................................          700         24,281
 Chicago Title Corp....................................          200          9,350
 Chiquita Brands International, Inc....................        2,100         23,625
 *Chris-Craft Industries, Inc..........................          754         34,872
 Cincinnati Financial Corp.............................        8,390        327,472
 *Circus Circus Enterprises, Inc.......................        3,600         41,625
 Citizens Corp.........................................        1,300         42,981
 Commerce Group, Inc...................................        1,400         47,950
 Comsat Corp. Series 1.................................        1,800         64,125
 Consolidated Papers, Inc..............................        3,000         76,687
 *ContiFinancial Corp..................................        1,000          5,562
 Cooper Tire & Rubber Co...............................        1,400         27,387

                                                            SHARES           VALUE+
                                                         ------------  ------------
 Coors (Adolph) Co. Class B............................        1,000   $     49,781
 *Corporate Express, Inc...............................        2,000         11,625
 Countrywide Credit Industries, Inc....................        3,600        178,200
 Crown Cork & Seal Co., Inc............................        3,300        111,375
 Cummins Engine Co., Inc...............................        2,100         77,962
 *Cypress Semiconductor Corp...........................        3,600         36,675
 Cyprus Amax Minerals Co., Inc.........................        5,200         59,150
 *Daimlerchrysler......................................       13,342      1,223,295
 Dana Corp.............................................          185          7,215
 Darden Restaurants, Inc...............................        5,500         86,969
 Devon Energy Corp.....................................        1,000         32,937
 Dillards, Inc. Class A................................        4,000        137,500
 *EEX Corp.............................................        5,699         20,303
 ENSCO International, Inc..............................        7,200         68,850
 Enhance Financial Services Group, Inc.................        1,000         29,375
 Enron Corp............................................          700         36,794
 Enron Oil & Gas Corp..................................        2,800         42,000
 *Everest Reinsurance Holdings, Inc....................          700         26,294
 *Extended Stay America, Inc...........................        4,000         40,000
 *Federated Department Stores, Inc.....................        7,400        308,487
 Financial Security Assurance Holdings, Ltd............          900         49,387
 Fingerhut Companies, Inc..............................        1,800         20,025
 Florida East Coast Industries, Inc....................        1,200         41,100
 Fluor Corp............................................        3,400        145,562
 Ford Motor Co.........................................       40,300      2,226,575
 Fortune Brands, Inc...................................        7,100        241,844
 *Fruit of The Loom, Inc. Class A......................        2,400         35,400
 GATX Corp.............................................        1,200         45,375
 General Motors Corp...................................       30,600      2,142,000
 General Motors Corp. Class H..........................        3,700        140,600
 *Genesis Health Ventures, Inc.........................        1,200         11,475
 Georgia-Pacific Corp..................................        5,300        300,775
 Georgia-Pacific Corp. Timber Group....................        1,000         23,000
 *Golden State Bancorp, Inc............................        2,000         38,500
 Golden West Financial Corp............................        1,400        132,562
 Goodrich (B.F.) Co....................................        1,300         49,319
 Great Atlantic & Pacific Tea Co., Inc.................        1,100         30,044
 Great Lakes Chemical Corp.............................        2,000         79,875
 *Harnischfeger Industries, Inc........................        2,000         20,000
 Harris Corp...........................................        1,400         53,112
 Helmerich & Payne, Inc................................        2,000         34,500
 Hilton Hotels Corp....................................        5,300        115,275
 Hollinger International, Inc. Class A.................        2,500         32,344
 IBP, Inc..............................................        3,100         78,663
 IMC Global, Inc.......................................        5,800        132,675
 *IVAX Corp............................................        4,300         40,850
 Ikon Office Solutions, Inc............................        5,300         51,675
 Inland Steel Industries, Inc..........................          629         11,519
 Integrated Health Services, Inc.......................        2,000         22,375
 International Paper Co................................       11,900        516,906
 *International Speciality Products, Inc...............        3,500         45,938
 *Jacor Communications, Inc............................        2,000        116,563
 *K Mart Corp..........................................       18,400        280,600
 *Kennametal, Inc......................................        1,200         25,575
 Kerr-McGee Corp.......................................        2,000         79,000
 LNR Property Corp.....................................          500          9,750
 *LSI Logic Corp.......................................        5,100         79,050
 *LTV Corp.............................................        3,900         21,450
 Lafarge Corp..........................................        5,900        218,669
 *Lam Research Corp....................................        1,100         19,628
 Lehman Brothers Holdings, Inc.........................        6,700        334,581
 Liberty Corp..........................................        1,000         48,500
 Liberty Financial Companies, Inc......................        2,200         63,938
 Lincoln National Corp.................................        3,700        309,644
 Loews Corp............................................        6,100        610,000
 Longs Drug Stores Corp................................        1,200         42,750

VA LARGE VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 Louisiana-Pacific Corp................................        6,000   $    102,000
 *Lubrizol Corp........................................        1,000         27,125
 *MGM Grand, Inc.......................................        3,015         77,448
 Mallinckrodt, Inc.....................................        2,500         80,781
 Mark IV Industries, Inc...............................        2,500         42,188
 Mead Corp.............................................        3,800        115,188
 Media General, Inc. Class A...........................          600         28,463
 Metris Companies, Inc.................................          573         19,196
 *Micron Technology, Inc...............................        6,000        247,875
 *Millennium Chemicals, Inc............................        3,200         76,400
 Mitchell Energy & Development Corp. Class B...........        1,000         13,250
 Morgan (J.P.) & Co., Inc..............................        3,400        363,375
 Morton International, Inc.............................          500         14,719
 Murphy Oil Corp.......................................          800         31,900
 NAC RE Corp...........................................          500         23,875
 Nabisco Holdings Corp.................................        1,400         55,825
 *National Semiconductor Corp..........................        7,400        106,375
 *Navistar International Corp..........................        2,200         56,925
 *Nextel Communications Corp. Class A..................        3,000         64,594
 Noble Affiliates, Inc.................................          600         15,188
 Norfolk Southern Corp.................................       14,000        425,250
 *Novell, Inc..........................................       11,100        183,497
 Occidental Petroleum Corp.............................       12,800        259,200
 *Officemax, Inc.......................................        4,400         46,750
 Ogden Corp............................................        1,900         50,469
 Ohio Casualty Corp....................................        1,000         40,625
 Old Republic International Corp.......................        5,850        124,678
 Olsten Corp...........................................        3,000         22,500
 Overseas Shipholding Group, Inc.......................        1,100         17,394
 *Oxford Health Plans, Inc.............................        1,400         15,531
 Pacific Century Financial Corp........................        3,400         72,675
 *Pacificare Health Systems, Inc. Class A..............          216         15,026
 *Pacificare Health Systems, Inc. Class B..............        1,052         79,393
 Pennzoil Co...........................................        3,000        111,375
 Pep Boys - Manny, Moe & Jack..........................        3,000         42,375
 Phelps Dodge Corp.....................................        2,200        124,713
 Pioneer Natural Resources Co..........................        6,000         79,500
 Potlatch Corp.........................................        1,200         45,375
 *Provident Companies, Inc.............................        4,634        178,119
 Pulte Corp............................................        1,400         35,613
 *Quantum Corp.........................................        3,200         70,900
 Questar Corp..........................................        1,500         28,781
 RJR Nabisco Holdings Corp.............................       16,240        467,915
 Rayonier, Inc.........................................          700         29,750
 Reynolds Metals Co....................................        4,600        252,425
 *Rowan Companies, Inc.................................        3,500         34,344
 Russell Corp..........................................        1,100         26,194
 Ryder System, Inc.....................................        3,000         85,688
 Safeco Corp...........................................        5,900        253,516
 Saint Paul Companies, Inc.............................        8,712        307,098
 *Santa Fe Energy Resources, Inc.......................        1,900         14,606
 *Seagate Technology, Inc..............................        9,300        274,350
 *Sensormatic Electronics Corp.........................        2,600         21,125
 *Silicon Graphics, Inc................................        6,600         80,850
 *Smurfit-Stone Container Corp.........................        3,663         51,854
 Springs Industries, Inc. Class A......................        1,000         38,938
 *Sprint Corp. (PCS Group).............................          800         12,800
 TIG Holdings, Inc.....................................        1,700         23,906
 Tecumseh Products Co. Class A.........................          200          9,925
 *Tektronix, Inc.......................................        2,100         56,306
 *Tele-Communications Liberty Media Group Class A......        1,102         44,459
 Telephone & Data Systems, Inc.........................        1,900         81,225
 Temple-Inland, Inc....................................        1,900        102,006
 Tenneco, Inc..........................................        3,100        110,438
 Terra Industries, Inc.................................        3,000         16,313
 Tidewater, Inc........................................        2,300         53,044
                                                            SHARES           VALUE+
                                                         ------------  ------------
 Timken Co.............................................        2,600   $     50,050
 *Toys R Us, Inc.......................................       10,700        211,325
 Transamerica Corp.....................................        2,400        255,000
 Travelers Property Casualty Corp......................        1,100         37,881
 Tyson Foods, Inc. Class A.............................        3,900         80,681
 UMB Financial Corp....................................          330         14,850
 USX-Marathon Group, Inc...............................        5,200        147,550
 USX-US Steel Group....................................        2,900         70,869
 Ultramar Diamond Shamrock Corp........................        1,600         41,200
 Union Camp Corp.......................................        2,500        161,719
 Union Pacific Corp....................................       12,400        602,950
 Union Pacific Resources Group, Inc....................        9,900        110,756
 Unionbancal Corp......................................        1,600        159,700
 *United States Cellular Corp..........................        1,900         71,606
 Unitrin, Inc..........................................        1,000         70,875
 Valero Energy Corp....................................        2,200         46,200
 Valhi, Inc............................................        3,900         42,900
 *Venator Group, Inc...................................        7,300         57,488
 *Viacom, Inc. Class A.................................        4,900        321,869
 *Viacom, Inc. Class B.................................       10,300        685,594
 *Vishay Intertechnology, Inc..........................        2,764         39,214
 Weis Markets, Inc.....................................        1,700         64,813
 Wesco Financial Corp..................................          100         35,200
 *Western Digital Corp.................................        1,600         20,900
 Westvaco Corp.........................................        4,400        123,750
 Weyerhaeuser Co.......................................        7,100        355,888
 Whirlpool Corp........................................        3,300        184,800
 Willamette Industries, Inc............................        4,100        143,244
 Worthington Industries, Inc...........................        2,100         25,791
 Xtra Corp.............................................          500         23,781
 *Zale Corp............................................          600         17,175
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $24,732,454)...................................                  29,810,477
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (7.4%)
Repurchase Agreement, PNC Capital Markets Inc. 4.95%,
  12/01/98 (Collateralized by U.S. Treasury Notes
  6.25%, 08/31/02, valued at $2,268,438) to be
  repurchased at $2,228,306.
   (Cost $2,228,000)...................................  $     2,228      2,228,000
                                                                       ------------
TOTAL INVESTMENTS -- (106.1%)
  (Cost $26,960,454)++.................................                  32,038,477
                                                                       ------------
OTHER ASSETS AND
  LIABILITIES -- (-6.1%)
 Other Assets..........................................                     187,506
 Payable for Investment Securities Purchased...........                  (2,022,793)
 Other Liabilities.....................................                     (16,157)
                                                                       ------------
                                                                         (1,851,444)
                                                                       ------------
NET ASSETS -- Applicable to 1,828,301 Outstanding $.01
  Par Value Shares (50,000,000 Shares Authorized)......                $ 30,187,033
                                                                       ------------
                                                                       ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                $      16.51
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                        VA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1998

                                                            SHARES           VALUE+
                                                         ------------  ------------
JAPAN -- (22.5%)
COMMON STOCKS -- (22.5%)
  Aichi Steel Works, Ltd...............................        4,000   $      6,704
  Aisin Seiki Co., Ltd.................................        2,000         21,477
  Amada Co., Ltd.......................................        3,000         15,010
  *#Aoki Corp..........................................        6,000          3,612
  Aoyama Trading Co., Ltd..............................        1,100         30,247
  Asahi Bank, Ltd......................................        9,000         34,413
  Ashikaga Bank, Ltd...................................        9,000         15,083
  Atsugi Nylon Industrial Co., Ltd.....................        5,000          4,759
  Calpis Co., Ltd......................................        2,000          8,119
  Canon Sales Co., Inc.................................        2,000         28,702
  Chiba Bank, Ltd......................................       10,000         37,748
  Chiyoda Fire and Marine Insurance Co., Ltd...........        5,000         16,271
  Chudenko Corp........................................        1,000         21,152
  Chugoku Bank, Ltd....................................        2,000         26,554
  Chuo Trust and Banking Co., Ltd......................        2,000          8,786
  Citizen Watch Co., Ltd...............................        3,000         19,159
  Cosmo Oil Co., Ltd...................................       10,000         15,050
  Dai Tokyo Fire & Marine Insurance Co., Ltd...........        4,000         13,212
  Daicel Chemical Industries, Ltd......................        4,000          9,925
  Daido Steel Co., Ltd.................................        5,000          7,566
  Dai-Ichi Kangyo Bank, Ltd............................       12,000         80,052
  *#Daikyo, Inc........................................        3,000          3,954
  Daishi Bank, Ltd.....................................        5,000         16,881
  Daito Trust Construction Co., Ltd....................        2,916         23,675
  #Daiwa Bank, Ltd.....................................       15,000         25,382
  Daiwa House Industry Co., Ltd........................        7,000         74,317
  Daiwa Securities Co., Ltd............................       22,000         78,571
  Ezaki Glico Co., Ltd.................................        2,200         11,276
  Fuji Photo Film Co., Ltd.............................        5,000        187,113
  *Fujita Corp.........................................        9,000          5,491
  Fukuoka City Bank, Ltd...............................        4,712         19,090
  Fukuyama Transporting Co., Ltd.......................        4,000         18,093
  Gunze, Ltd...........................................        4,000          8,623
  *Hanwa Co., Ltd......................................        2,000          1,969
  *Haseko Corp.........................................        8,000          4,361
  Higo Bank, Ltd.......................................        3,000         12,471
  Hino Motors, Ltd.....................................        5,000         13,952
  Hiroshima Bank, Ltd..................................        2,000          6,948
  Hitachi Koki Co., Ltd................................        2,000          6,606
  Hitachi Maxell, Ltd..................................        1,000         16,881
  Hitachi Metals, Ltd..................................        5,000         14,725
  Hitachi Transport System, Ltd........................        2,000         13,423
  Hitachi, Ltd.........................................       61,000        367,727
  *Hokkaido Bank, Ltd..................................        7,000          8,770
  Hokuriku Bank, Ltd...................................        7,000         12,471
  House Foods Corp.....................................        2,000         30,589
  Hyakugo Bank, Ltd. (105th Bank)......................        4,000         17,540
  Hyakujishi Bank, Ltd.................................        3,000         16,499
  Inax Corp............................................        2,000         10,999
  Industrial Bank of Japan.............................       10,000         54,100
  Itochu Corp..........................................       22,000         42,060
  Kajima Corp..........................................       13,000         34,689
  *Kamagai Gumi Co., Ltd...............................        6,000          4,979
  Kamigumi Co., Ltd....................................        4,000         18,126
  Kandenko Co., Ltd....................................        3,000         20,013
  Katokichi Co., Ltd...................................        1,000         14,416
  Kinden Corp..........................................        2,000         26,847

                                                            SHARES           VALUE+
                                                         ------------  ------------
  #Kiyo Bank, Ltd......................................        5,000   $      9,356
  Kobe Steel, Ltd......................................       45,000         33,680
  Kokusai Denshin Denwa Co., Ltd.......................          900         32,436
  Kokusai Securities Co., Ltd..........................        2,000         16,905
  Komatsu, Ltd.........................................       14,000         71,868
  Kureha Chemical Industry Co., Ltd....................        4,000         10,511
  Kyudenko Corp........................................        2,000         12,935
  Maeda Corp...........................................        2,000          6,102
  Makita Corp..........................................        2,000         22,128
  Marubeni Corp........................................       22,000         40,091
  Maruetsu, Inc........................................        3,000          9,103
  Matsushita Electric Industrial Co., Ltd..............       38,000        612,105
  #Matsushita Electric Works, Ltd......................        4,000         38,399
  *Mazda Motor Corp....................................       11,000         42,507
  Meija Seika Kaisha, Ltd. Tokyo.......................        6,000         22,698
  #Mitsubishi Chemical Corp............................       33,000         61,747
  Mitsubishi Corp......................................        6,000         38,562
  Mitsubishi Electric Corp.............................       37,000         93,915
  Mitsubishi Gas Chemical Co., Inc.....................        5,000         13,342
  Mitsubishi Materials Corp............................       10,000         17,898
  Mitsubishi Motors Corp...............................       14,000         40,091
  *Mitsubishi Oil Co., Ltd.............................        4,000          6,638
  Mitsui Chemicals, Inc................................        5,000         17,084
  Mitsui Trust & Banking Co., Ltd......................       16,000         21,477
  Mizuno Corp..........................................        2,000          6,183
  NKK Corp.............................................       64,000         45,818
  NSK, Ltd.............................................        7,000         27,620
  NTN Corp.............................................        4,000         12,398
  Nagase & Co., Ltd....................................        2,000          6,850
  Nanto Bank, Ltd......................................        3,000         14,278
  Nichimen Corp........................................        5,000          5,573
  Nikko Securities Co., Ltd............................       24,000         81,224
  *Nippon Credit Bank, Ltd.............................       20,000         28,311
  Nippon Light Metal Co., Ltd..........................        8,000          8,721
  Nippon Oil Co., Ltd..................................       17,000         56,012
  Nippon Sheet Glass Co., Ltd..........................        4,000          8,884
  Nippon Shinpan Co., Ltd..............................        6,000         10,983
  Nishimatsu Construction Co., Ltd.....................        4,000         21,965
  Nissan Motor Co., Ltd................................       10,000         30,914
  Nisshin Steel Co., Ltd...............................       12,000         13,277
  Nisshinbo Industries, Inc............................        3,000         10,885
  Nittetsu Mining Co., Ltd.............................        2,000          5,353
  Nitto Boseki Co., Ltd................................        7,000         15,774
  Noritz Corp..........................................        1,000          6,671
  #Oki Electric Industry Co., Ltd......................        9,000         24,675
  Okumura Corp.........................................        4,000         17,247
  Olympus Optical Co., Ltd.............................        3,000         32,899
  Pioneer Electronic...................................        2,000         32,948
  Sakura Bank, Ltd.....................................       43,000        109,844
  San In Godo Bank, Ltd................................        3,000         18,915
  *Sankyo Aluminum Industry Co., Ltd...................        3,000          2,904
  Sanyo Electric.......................................       35,000         99,089
  Seino Transportation Co., Ltd........................        2,000         11,145
  Sekisui Chemical Co., Ltd............................        8,000         48,812
  Seksui House.........................................       10,000         97,462
  Sharp Corp. Osaka....................................       19,000        167,865
  Shiga Bank, Ltd......................................        4,000         16,694
  #Shimizu Corp........................................       12,000         39,538
  Shinmaywa Industries, Ltd............................        2,000          3,824
  Shionogi & Co., Ltd..................................        3,000         21,087

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Snow Brand Milk Products Co., Ltd....................        4,000   $     15,457
  Sumitomo Corp........................................       15,000         82,127
  Sumitomo Metal Mining Co., Ltd.......................       10,000         36,121
  Sumitomo Realty & Development Co., Ltd...............        7,000         25,513
  #Taiheiyo Cement Corp................................       11,600         27,302
  #Taisei Corp.........................................       14,000         26,765
  Tanabe Seiyaku Co., Ltd..............................        4,000         21,803
  *Teijin, Ltd.........................................       15,000         53,815
  Toda Corp............................................        4,000         18,549
  *Tokyo Sowa Bank.....................................        4,000          9,404
  Tokyo Steel Manufacturing Co., Ltd...................        1,500          6,956
  Tokyo Style Co., Ltd.................................        1,000         10,739
  *Tokyo Tatemono Co., Ltd.............................        4,000          7,094
  Tostem Corp..........................................        4,000         66,710
  Toyo Engineering Corp................................        3,000          3,734
  Toyo Seikan Kaisha, Ltd..............................        3,100         51,700
  Toyo Trust & Banking Co., Ltd........................       11,000         34,185
  Toyota Tsusho Corp...................................        4,000         11,422
  Victor Co. of Japan, Ltd.............................        2,000         14,400
  Yakult Honsha Co., Ltd...............................        2,000         11,764
  Yamaguchi Bank.......................................        2,000         18,874
  Yamato Kogyo Co., Ltd................................        2,000         11,308
  *Yasuda Trust & Banking Co., Ltd.....................       13,000         12,374
  Yodogawa Steel Works, Ltd............................        4,000         15,132
  Yokogawa Electric Corp...............................        3,000         14,937
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $6,917,403)....................................                   4,729,633
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Japanese Yen (Cost $399)............................                         409
                                                                       ------------
TOTAL -- JAPAN
  (Cost $6,917,802)....................................                   4,730,042
                                                                       ------------
UNITED KINGDOM -- (21.6%)
COMMON STOCKS -- (21.6%)
  ASDA Group P.L.C.....................................       18,900         49,134
  Allied Domecq P.L.C..................................        8,132         69,261
  *Anglian Water P.L.C.................................        2,025         28,846
  Arcadia Group P.L.C..................................        2,337         11,360
  Arjo Wiggins Appleton P.L.C..........................        5,400         10,161
  Associated British Foods P.L.C.......................       10,000        101,182
  Associated British Ports Holdings P.L.C..............        4,600         23,879
  BAA P.L.C............................................       13,438        148,611
  BG P.L.C.............................................       34,412        236,006
  BOC Group P.L.C......................................        6,500         94,468
  BPB P.L.C............................................        6,900         23,689
  BTR P.L.C............................................       23,200         47,484
  Barclays P.L.C.......................................        4,571        103,742
  Bass P.L.C...........................................        9,464        130,594
  Blue Circle Industries P.L.C.........................       10,000         50,508
  Britannic P.L.C......................................        1,300         26,393
  British Airways P.L.C................................       11,189         75,721
  British Land Co. P.L.C...............................        5,766         49,681
  British Steel P.L.C..................................       26,700         43,190
  Capital Shopping Centres P.L.C.......................        4,000         23,439
  *Centrica P.L.C......................................       30,000         62,269
  Commercial Union P.L.C...............................       13,722        217,662
  Debenhams P.L.C......................................        4,675         29,516
  Diageo P.L.C.........................................       12,960        145,250
  *Fairview Holdings P.L.C.............................        2,450          3,134
  Great Universal Stores P.L.C.........................       10,100        105,111
  Greenalls Group P.L.C................................        3,000         17,777
  Guardian Royal Exchange P.L.C........................       10,660         58,065
                                                            SHARES           VALUE+
                                                         ------------  ------------
  Hanson P.L.C.........................................        7,000   $     51,994
  *Hillsdown Holdings P.L.C............................        4,900          6,228
  Hyder P.L.C..........................................        1,759         23,590
  Imperial Chemical Industries P.L.C...................        8,700         80,417
  Inchcape P.L.C.......................................        5,000         10,316
  LaPorte P.L.C........................................        2,000         17,001
  Ladbroke Group P.L.C.................................       13,087         50,655
  Lasmo P.L.C..........................................        8,700         20,068
  Lonrho Africa P.L.C..................................        1,587          1,716
  Lonrho P.L.C.........................................        1,632          8,155
  Mirror Group P.L.C...................................        6,000         14,459
  National Power P.L.C.................................        6,226         53,027
  National Westminster Bank P.L.C......................       16,945        309,342
  Norwich Union P.L.C..................................       13,000         91,196
  Pilkington P.L.C.....................................        8,117          8,776
  Powergen P.L.C.......................................        6,228         86,095
  RMC Group P.L.C......................................        2,000         26,080
  Rank Group P.L.C.....................................        9,535         33,838
  Rio Tinto P.L.C......................................       12,800        150,007
  Rolls-Royce P.L.C....................................       10,616         42,931
  Royal & Sun Alliance Insurance Group, Inc. P.L.C.....       21,382        178,583
  Safeway P.L.C........................................       14,794         73,013
  Sainsbury (J.) P.L.C.................................       16,944        141,936
  Scottish & Newcastle P.L.C...........................        6,000         76,555
  Scottish Hydro-Electric P.L.C........................        4,000         46,415
  *Sears P.L.C.........................................        1,210          4,294
  Selfridges P.L.C.....................................        1,210          4,394
  Severn Trent P.L.C...................................        2,995         51,166
  Shell Transport & Trading Co., P.L.C.................       22,500        135,741
  Slough Estates P.L.C.................................        4,000         17,959
  Stakis P.L.C.........................................       10,000         17,496
  Standard Chartered P.L.C.............................        6,000         63,779
  Storehouse P.L.C.....................................        5,114         11,860
  Tarmac P.L.C.........................................       10,606         19,782
  Tate & Lyle P.L.C....................................        4,000         25,221
  *Terranova Foods P.L.C...............................        2,450          4,024
  Tesco P.L.C..........................................       44,947        132,799
  *Thames Water PLC....................................        2,603         49,797
  *Thistle Hotels P.L.C................................        6,140         13,682
  Unigate P.L.C........................................        2,600         20,406
  Unilever P.L.C.......................................       10,600        110,315
  United Assurance Group P.L.C.........................        3,000         27,606
  United Biscuits Holdings P.L.C.......................        5,066         20,152
  United Utilities P.L.C...............................        4,670         68,064
  Whitbread P.L.C......................................        6,282         85,026
  Wolseley P.L.C.......................................        4,000         25,287
  Yorkshire Water P.L.C................................        3,261         29,416
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $3,750,207)....................................                   4,526,792
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *British Pound Sterling (Cost $7,459)................                       7,400
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $3,757,666)....................................                   4,534,192
                                                                       ------------
GERMANY -- (10.4%)
COMMON STOCKS -- (10.4%)
  BASF AG..............................................       10,650        411,001
  BHF Bank AG..........................................        1,500         59,440
  BHW Holding AG, Berlin...............................        3,000         49,681
  Bankgesellschaft Berlin AG...........................        2,700         46,310
  Berliner Kraft & Licht Bewag AG......................        1,000         55,004
  Bilfinger & Berger Bau AG, Mannheim..................          600         13,840

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Commerzbank AG.......................................        7,850   $    262,320
  Deutsche Bank AG.....................................        6,500        421,728
  Deutsche Lufthansa AG................................        4,100         91,177
  Deutsche Pfandbrief und Hypothekenbank AG, Depfa.....          500         41,401
  Deutsche Telekom AG..................................        9,000        266,149
  FPB Holding AG.......................................          200         37,261
  Hochtief AG..........................................        1,200         46,310
  Linde AG.............................................          100         57,725
  Man AG, Muechen......................................          100         29,513
  Merck KGAA...........................................          700         29,188
  Siemens AG...........................................        1,700        120,755
  Thyssen AG...........................................          550        101,980
  Vereins & Westbank AG................................        1,120         33,783
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,872,457)....................................                   2,174,566
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *German Marks (Cost $4,354)..........................                       4,636
                                                                       ------------
TOTAL -- GERMANY
  (Cost $1,876,811)....................................                   2,179,202
                                                                       ------------
FRANCE -- (9.0%)
COMMON STOCKS -- (9.0%)
  AGF (Assurances Generales de France SA)..............          835         49,618
  *AGF (Assurances Generales de France, Paris SA
    CVG)...............................................          137             74
  Banque Nationale de Paris............................        3,207        245,987
  *Banque Paribas......................................        1,846        165,031
  Christian Dior SA....................................          300         32,744
  Credit Commercial de France..........................          700         60,407
  Elf Aquitaine........................................        1,609        201,153
  Eridania Beghin-Say SA...............................          300         55,755
  *Euro Disney SCA.....................................       11,400         16,081
  Filipacchi Medias SA.................................          100         21,072
  Generale des Establissements Michelin SA Series B....        1,500         64,933
  Groupe Danone........................................          500        146,353
  LaFarge SA...........................................        1,267        119,747
  Lyonnais des Eaux SA.................................          548        108,514
  Pechiney SA Series A.................................          600         20,038
  Pernod-Ricard........................................          400         26,104
  Peugeot SA...........................................          500         79,348
  Rhone-Poulenc SA Series A............................        1,144         57,188
  Saint-Gobain.........................................        1,013        150,042
  Societe Generale Paris...............................        1,228        194,013
  *Thomson-CSF.........................................          900         33,961
  Usinor...............................................        2,700         30,470
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,382,645)....................................                   1,878,633
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *AGF (Assurances Generales de France SA) Warrants
    06/15/00
    (Cost $3,702)......................................          835          6,905
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *French Francs (Cost $3,531).........................  ...........          3,644
                                                                       ------------
TOTAL -- FRANCE
  (Cost $1,389,878)....................................                   1,889,182
                                                                       ------------
SWITZERLAND -- (7.8%)
COMMON STOCKS -- (7.7%)
  Baloise-Holding, Basel...............................          360        336,330
                                                            SHARES           VALUE+
                                                         ------------  ------------
  Banque Cantonale Vaudois.............................          110   $     39,526
  Bobst SA, Prilly.....................................           20         27,309
  Financiere Richemont AG Units -A-....................          160        238,478
  *Forbo Holding AG, Eglisau...........................           40         17,679
  Helvetia Patria Holding, St. Gallen..................           70         65,397
  Holderbank Financiere Glarus AG, Glarus..............           30         34,840
  Intershop Holding AG, Zuerich........................           40         25,613
  Julius Baer Holding AG, Zuerich......................           10         32,555
  Oerlikon-Buehrle Holding AG, Zuerich.................          500         63,960
  Pargesa Holding SA, Geneve...........................           50         84,442
  Roche Holding AG, Basel..............................           12        215,812
  *Sairgroup, Zuerich..................................          250         55,426
  Schindler Holding AG, Hergiswil......................           25         41,323
  Sig Schweizerische Industrie-Gesellschaft Holding AG,
    Neuhausen AM Rheinfall.............................           80         51,743
  *United Bank of Switzerland..........................          950        286,743
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,155,620)....................................                   1,617,176
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
  *Swiss Francs (Cost $8,247)..........................                       8,695
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $1,163,867)....................................                   1,625,871
                                                                       ------------
NETHERLANDS -- (5.9%)
COMMON STOCKS -- (5.9%)
  ABN Amro Holding NV..................................        7,162        148,005
  ASR Verzekeringsgroep NV.............................          808         65,900
  *Buhrmann NV.........................................        2,000         32,624
  DSM NV...............................................          539         50,520
  Fortis Amev NV.......................................        3,316        244,363
  Heineken Holding NV Series A.........................        3,125        130,797
  Ing Groep NV.........................................        5,039        289,403
  KLM (Koninklijke Luchtvaart Mij NV)..................        1,917         52,586
  Koninklijke Hoogovens NV.............................          748         23,461
  Nationale Investeringsbank NV........................        1,015         27,949
  Philips Electronics NV...............................        2,800        177,700
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $777,028)......................................                   1,243,308
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Netherlands Guilder (Cost $2,980)...................                       3,092
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $780,008)......................................                   1,246,400
                                                                       ------------
ITALY -- (4.6%)
COMMON STOCKS -- (4.6%)
  Banca Commerciale Italiana SpA.......................       26,000        178,443
  *Banca di Roma.......................................       80,000        138,817
  Fiat SpA.............................................       72,600        223,331
  Ifil Finanziaria Partecipazioni SpA, Torino..........        9,000         36,878
  Italcementi Fabbriche Riunite Cemento SpA, Bergamo...        5,000         50,503
  Montedison SpA.......................................       40,000         47,905
  San Paolo-IMI SpA....................................       14,500        238,614
  Toro Assicurazioni Cia Anonima d'Assicurazione di
    Torino SpA.........................................        2,800         45,408
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $564,798)......................................                     959,899
                                                                       ------------

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Italian Lira (Cost $3,211)..........................                $      3,362
                                                                       ------------
TOTAL -- ITALY
  (Cost $568,009)......................................                     963,261
                                                                       ------------
SPAIN -- (3.5%)
COMMON STOCKS -- (3.5%)
  Acerinox SA..........................................        2,500         59,598
  Autopistas Concesionaria Espanola SA.................        7,245        110,780
  Autopistas del Mare Nostrum SA.......................        4,200        102,168
  Banco Pastor SA, la Coruna...........................          400         25,021
  Compania Espanola de Petroleos SA, Madrid............        5,700        206,005
  Cristaleria Espanola SA, Madrid......................          349         24,326
  DRACONSA (Dragados y Construcciones SA)..............        2,500         81,057
  Hidroelectrica del Cantabrico SA, Oviedo.............        2,400        116,430
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $656,478)......................................                     725,385
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Spanish Peseta (Cost $2,488)........................                       2,527
                                                                       ------------
TOTAL -- SPAIN
  (Cost $658,966)......................................                     727,912
                                                                       ------------
AUSTRALIA -- (2.5%)
COMMON STOCKS -- (2.5%)
  Amcor, Ltd...........................................        4,441         19,380
  Australia & New Zealand Banking Group, Ltd...........        6,489         42,884
  Boral, Ltd...........................................        8,733         13,069
  CSR, Ltd.............................................        8,813         21,224
  Fosters Brewing Group, Ltd...........................       23,356         61,242
  GIO Australia Holdings, Ltd..........................        7,852         25,625
  MIM Holdings.........................................       11,964          5,868
  News Corp., Ltd......................................       11,788         82,818
  Pioneer International, Ltd...........................        8,037         17,081
  Publishing and Broadcasting, Ltd.....................        4,563         19,869
  Rio Tinto, Ltd.......................................        5,203         67,069
  St. George Bank, Ltd.................................        4,206         27,407
  WMC, Ltd.............................................        6,730         21,239
  Westpac Banking Corp.................................       14,730         98,365
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $504,189)......................................                     523,140
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Australian Dollar (Cost $3,632)
    ...................................................                       3,888
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $507,821)......................................                     527,028
                                                                       ------------
SWEDEN -- (2.5%)
COMMON STOCKS -- (2.5%)
  Assidomaen AB........................................        3,700         64,764
  *Asticus AB..........................................          280          2,381
  Avesta Sheffield AB..................................        2,000          6,361
  Diligentia AB........................................          560          3,762
  Mo Och Domsjoe AB Series B...........................        2,300         52,733
  SSAB Swedish Steel Series A..........................        1,200         10,798
  Stora Kopparbergs Bergslags AB Series A..............        6,800         83,821
  Stora Kopparbergs Bergslags AB Series B..............        1,500         18,490
                                                            SHARES           VALUE+
                                                         ------------  ------------
  Svenska Cellulosa AB Series B........................        2,900   $     63,809
  Svenska Kullagerfabriken AB Series B.................        1,900         24,592
  Swedish Match AB (Frueher Svenska Taendsticks AB)....          900          3,051
  Trelleborg AB Series B...............................        1,400         11,821
  Volvo AB Series A....................................        2,400         54,287
  Volvo AB Series B....................................        5,100        118,817
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $677,267)......................................                     519,487
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Swedish Krona (Cost $2,250).........................                       2,205
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $679,517)......................................                     521,692
                                                                       ------------
BELGIUM -- (2.3%)
COMMON STOCKS -- (2.3%)
  Bekaert SA...........................................          100         53,884
  CMB (Cie Martime Belge)..............................          300         14,101
  Cofinimmo SA.........................................          200         25,279
  Electrafina SA.......................................          200         27,458
  Glaverbel SA.........................................          200         25,853
  Groupe Bruxelles Lambert SA, Bruxelles...............          200         37,661
  Solvay SA............................................        2,300        162,167
  Suez Lyonnaise des Eaux SA...........................          500        100,315
  *Suez Lyonnaise des Eaux SA VVPR.....................          500             14
  *Suez Lyonnaise des Eaux CVG.........................          500          3,583
  Union Miniere SA.....................................          600         27,515
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $435,752)......................................                     477,830
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Belgian Francs (Cost $550)..........................                         576
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $436,302)......................................                     478,406
                                                                       ------------
HONG KONG -- (2.2%)
COMMON STOCKS -- (2.2%)
  Amoy Properties, Ltd.................................       68,000         49,180
  Chinese Estates Holdings, Ltd........................       25,304          3,889
  *Evergo China Holdings, Ltd..........................        3,838             75
  Great Eagle Holdings, Ltd............................        7,482          9,760
  Hang Lung Development Co., Ltd.......................       25,000         28,897
  Hong Kong & Shanghai Hotels, Ltd.....................       18,416         15,222
  Hopewell Holdings, Ltd...............................       70,000          8,860
  Hysan Development Co., Ltd...........................       17,000         24,809
  Kerry Properties, Ltd................................       14,000         11,300
  New World Development Co. Ltd........................        9,000         21,852
  Paliburg Holdings, Ltd...............................       45,000          4,824
  Shangri-la Asia, Ltd.................................       30,000         26,734
  Sino Land Co., Ltd...................................       46,000         23,615
  Swire Pacific, Ltd. Series A.........................       22,000         99,729
  Tan Chong International, Ltd.........................       30,000          2,983
  Tsim Sha Tsui Properties, Ltd........................       12,000         17,822
  Wharf Holdings, Ltd..................................       51,000         80,686
  Wheelock and Co., Ltd................................       34,000         30,957
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $822,034)......................................                     461,194
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Hong Kong Dollars (Cost $2,341).....................                       2,647
                                                                       ------------

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
RIGHTS/WARRANTS -- (0.0%)
  *Chinese Estates Holdings, Ltd. Warrants 11/24/00....        2,530   $        142
  *Chinese Estates Holdings, Ltd. Warrants 11/24/99....        2,530            140
  *Hong Kong & Shanghai Hotels, Ltd. Warrants
    12/10/98...........................................        1,416              2
  *Hysan Development Co., Ltd. Warrants 04/30/99.......        1,700             53
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                         337
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $824,375)......................................                     464,178
                                                                       ------------
DENMARK -- (1.1%)
COMMON STOCKS -- (1.1%)
  Kapital Holdings A.S.................................          503         28,170
  Tele Danmark A.S. Series B...........................        1,087        121,754
  Tryg Baltica Forsikring A.S..........................          867         21,580
  Unidanmark A.S. Series A.............................          803         65,709
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $166,964)......................................                     237,213
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Danish Krone (Cost $536)............................                         545
                                                                       ------------
TOTAL -- DENMARK
  (Cost $167,500)......................................                     237,758
                                                                       ------------
SINGAPORE -- (0.8%)
COMMON STOCKS -- (0.8%)
  Fraser & Neave, Ltd..................................        5,000         17,305
  Keppel Corp., Ltd....................................       24,000         63,243
  Keppel Land, Ltd.....................................       29,000        34,336*
  Neptune Orient Lines, Ltd............................       23,000          9,007
  Singapore Land, Ltd..................................        9,000         21,530
  United Industrial Corp., Ltd.........................       43,000         18,798
  United Overseas Land, Ltd............................       12,000          8,379
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $314,206)......................................                     172,598
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Singapore Dollars (Cost $2,935).....................                       3,026
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $317,140)......................................                     175,624
                                                                       ------------
                                                            SHARES           VALUE+
                                                         ------------  ------------
MALAYSIA -- (0.3%)(##)
COMMON STOCKS -- (0.3%)
  Berjaya Group Berhad.................................       15,000   $      1,795
  Berjaya Leisure Berhad...............................       11,000          3,748
  Golden Hope Plantations Berhad.......................       15,000          8,619
  Kuala Lumpur Kepong Berhad...........................       10,000          9,761
  Malaysia Industrial Development Finance Berhad.......       11,000          2,613
  Malaysian Airlines System............................       13,000          5,937
  *Renong Berhad.......................................       17,000          3,976
  Sime Darby Berhad (Malaysia).........................       30,000         19,558
  Tan Chong Motor Holdings Berhad......................       10,000          2,062
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $218,828)......................................                      58,069
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (3.0%)
  Repurchase Agreement, PNC Capital Markets Inc. 4.95%,
    12/01/98 (Collateralized by U.S. Treasury Notes
    6.125%, 12/31/01, valued at $633,675) to be
    repurchased at $623,086. (Cost $623,000)...........  $       623        623,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $20,887,490)++.................................                $ 20,981,817
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $20,947,701.
  ##  Illiquid securities fair valued by the Board of Directors.

                See accompanying Notes to Financial Statements.

                        VA INTERNATIONAL SMALL PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1998

                                                            SHARES           VALUE+
                                                         ------------  ------------
JAPAN -- (25.2%)
COMMON STOCKS -- (25.2%)
  Achilles Corp........................................         6,000  $      8,054
  Aica Kogyo Co., Ltd..................................         3,000         9,958
  Aichi Tokei Denki Co., Ltd...........................         3,000         6,224
  Aida Engineering, Ltd................................         3,000        10,739
  #Akai Electric Co., Ltd..............................         9,000         9,884
  Amada Metrecs Co., Ltd...............................         3,000        14,107
  Amada Sonoike Co., Ltd...............................         7,000        18,964
  Arai-Gumi, Ltd.......................................         1,200         2,685
  #Asahi Denka Kogyo KK................................         3,000        13,033
  Asahi Diamond Industrial Co., Ltd....................         5,000        22,494
  Asahi Kogyosha Co., Ltd..............................         3,000        10,202
  Asahi Optical Co., Ltd...............................         5,000        18,305
  Asahi Organic Chemicals Industry Co., Ltd............         3,000         8,713
  Ashimori Industry Co., Ltd...........................         3,000         5,443
  *Asics Corp..........................................         7,000         6,777
  Atsugi Nylon Industrial Co., Ltd.....................        19,000        18,085
  Azel Corp., Tokyo....................................         2,000         3,921
  Bando Chemical Industries, Ltd.......................         5,000        12,203
  *#Bank of Osaka, Ltd.................................         9,000        14,058
  CKD Corp.............................................         2,000         5,451
  Central Finance Co., Ltd.............................         4,000         7,159
  Central Glass Co., Ltd...............................         7,000        11,959
  #Chiba Kogyo Bank, Ltd...............................           800        13,147
  *Chiyoda Corp........................................        12,000        27,725
  *Chori Co., Ltd......................................         5,000         6,386
  Chukyo Coca-Cola Bottling Co., Ltd...................         3,000        25,382
  Chukyo Sogo Bank, Ltd................................         5,000        16,840
  *Cosmo Securities Co., Ltd...........................        22,000        12,349
  Dai-Dan Co., Ltd.....................................         3,000        19,525
  Daido Hoxan, Inc.....................................         4,000         8,786
  *Daiei OMC, Inc......................................         9,000         9,738
  Daihen Corp..........................................        11,000        18,972
  Dainichiseika Colour & Chemicals Manufacturing Co.,
    Ltd................................................         4,000        13,114
  Daisan Bank, Ltd.....................................         4,000        14,579
  *Daiwa Danchi Co., Ltd...............................         5,000        10,983
  Daiwabo Co., Ltd.....................................         8,000         8,851
  Denki Kogyo Co., Ltd.................................         3,000        17,206
  Ehime Bank, Ltd......................................         5,000        18,955
  France Bed Co., Ltd..................................         4,000        12,008
  *Fuji Kosan Co., Ltd.................................         6,000         6,248
  Fuji Kyuko Co., Ltd..................................         5,000        16,271
  Fuji Oil Co., Ltd....................................         3,000        15,693
  *Fuji Spinning Co., Ltd., Tokyo......................         4,000         4,784
  Fujiko Co., Ltd......................................         4,000         3,287
  *Fujiya Co., Ltd.....................................        10,000        21,071
  *Furukawa Battery Co., Ltd...........................         3,000         5,028
  Furukawa Co., Ltd....................................        18,000        27,677
  Fuso Pharmaceutical Industries, Ltd..................         5,000        21,111
  *Gakken Co., Ltd.....................................         3,000         3,807
  *Godo Steel, Ltd.....................................         6,000         5,369
  *#Hazama Corp........................................        17,000        12,032
  Hisamitsu Pharmaceutical Co., Inc....................         3,000        33,802
  Hitachi Electronics, Ltd.............................         3,000        13,911
  Hitachi Medical Corp.................................         2,000        20,078

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Hitachi Plant Engineering & Construction Co., Ltd....         6,000  $     16,108
  Hitachi Seiki Co., Ltd...............................         4,000         6,834
  Hokkaido Gas Co., Ltd................................         4,000         7,224
  *Hokuriku Electric Industry Co., Ltd.................         4,000         5,207
  Horiba, Ltd..........................................         2,000        20,338
  Howa Machinery, Ltd..................................         5,000         5,735
  Ichikoh Industries, Ltd..............................         4,000         6,638
  Iino Kaiun Kaisha, Ltd...............................         9,000        16,181
  Inageya Co., Ltd.....................................         2,000        15,945
  Intec, Inc...........................................         2,000        17,328
  *Iseki & Co., Ltd....................................        14,000        15,148
  Itochu Fuel Corp.....................................         4,000        12,886
  Iwasaki Electric Co., Ltd............................         4,000         7,712
  *Iwatsu Electric Co., Ltd............................         3,000         4,393
  #JDC Corp............................................         6,000         3,173
  JGC Corp.............................................        10,000        25,138
  Japan Aviation Electronics Industry, Ltd.............         3,000         9,030
  *#Japan Coated Paper Manufacturing Co., Ltd..........         3,000         3,124
  Japan Paperboard Industries Co., Ltd., Tokyo.........         3,000         5,857
  Japan Pulp and Paper Co., Ltd........................         5,000        16,677
  *Japan Steel Works, Ltd..............................        21,000        27,335
  Japan Transcity Corp.................................         3,000         6,907
  Japan Vilene Co., Ltd................................         3,000         6,102
  Japan Wool Textile Co., Ltd..........................         6,000        28,311
  Jeol, Ltd............................................         5,000        22,820
  Joshin Denki Co., Ltd................................         2,000         4,897
  Kagawa Bank, Ltd.....................................         3,000        14,937
  Kagome Co., Ltd......................................         3,000        23,186
  Kaken Pharmaceutical Co., Ltd........................         7,000        23,405
  Kanematsu Corp.......................................        21,000        19,989
  Kanematsu-NNK Corp...................................         3,000        10,129
  *Kansai Kisen Kaisha.................................         9,000         4,759
  Kanto Auto Works, Ltd., Yokosuka.....................         3,000         9,616
  Kanto Denka Kogyo Co., Ltd...........................         4,000        10,251
  Kawada Industries, Inc...............................         2,000         4,149
  Kawai Musical Instruments Manufacturing Co., Ltd.....         5,000        12,122
  Keiyo Co., Ltd.......................................         2,000         9,844
  Kita-Nippon Bank, Ltd................................           400        18,549
  Kokusai Kogyo Co., Ltd...............................         2,000         8,477
  Komatsu Forklift Co., Ltd............................         3,000         4,735
  Kosei Securities Co., Ltd............................         4,000         5,890
  Kurabo Industries, Ltd...............................        13,000        14,595
  Kuraya Corp..........................................         5,000        58,656
  Kyodo Shiryo Co., Ltd................................         5,000         6,061
  Kyushu Bank, Ltd.....................................         4,000        12,951
  Life Corp............................................         2,000         9,030
  Marudai Food Co., Ltd................................         5,000        10,373
  Maruha Corp..........................................        18,000        18,744
  *Maruyama Manufacturing Co., Inc.....................         3,000         6,004
  Maruzen Co., Ltd.....................................         4,000         9,567
  Matsuo Bridge Co., Ltd...............................         3,000         5,345
  Melco, Inc...........................................         2,000        31,321
  Misawa Homes Co., Ltd................................         9,000        25,626

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Mitsubishi Cable Industries, Ltd.....................        14,000  $     23,918
  *Mitsubishi Plastics, Inc............................        16,000        19,525
  *Mitsubishi Shindoh Co., Ltd.........................         3,000         3,954
  *Mitsubishi Steel Manufacturing Co., Ltd.............         5,000         4,881
  Mitsuboshi Belting, Ltd..............................         8,000        23,170
  #Mitsui Construction Co., Ltd........................         6,000         6,102
  Mitsui Home Co., Ltd.................................         4,000        21,152
  *Mitsui Mining Co., Ltd..............................         5,000         4,963
  Mitsuuroko Co., Ltd..................................         3,000        13,692
  #Miura Co., Ltd......................................         2,000        27,009
  *Morinaga & Co., Ltd.................................        16,000        20,566
  Nachi-Fujikoshi Corp.................................        13,000        21,258
  *#Nagasakiya Co., Ltd. (Tokyo).......................         5,000         7,118
  Nakamuraya Co., Ltd..................................         3,000         8,030
  Nakayama Steel Works, Ltd............................         5,000         9,315
  *Navix Line, Ltd.....................................        34,000        15,766
  Nichias Corp.........................................         4,000         8,461
  Nichiha Corp.........................................         4,000        32,867
  *Nichimo Co., Ltd....................................         5,000         6,671
  Nichireki Co., Ltd...................................         2,000         7,485
  Nichiro Corp.........................................         5,000         6,915
  Nifco, Inc...........................................         2,000        16,027
  *Niigata Engineering Co., Ltd........................        14,000        11,276
  Nikkiso Co., Ltd.....................................         4,000        25,708
  Nippon Beet Sugar Manufacturing Co., Ltd.............         5,000         8,176
  *Nippon Carbon Co., Ltd..............................         5,000         7,810
  Nippon Chemical Industrial Co., Ltd..................         2,000         5,499
  Nippon Chemi-Con Corp................................         5,000        18,874
  Nippon Columbia Co., Ltd.............................         3,000         6,248
  Nippon Concrete Industries Co., Ltd..................         3,000         4,515
  Nippon Densetsu Kogyo Co., Ltd.......................         2,000         6,346
  *Nippon Kasei Chemical Co., Ltd......................         5,000         7,118
  Nippon Shinyaku Co., Ltd.............................         3,000        17,572
  Nippon Signal Co., Ltd...............................         3,000        13,423
  *Nippon Steel Chemical Co., Ltd......................         6,000         5,955
  *Nippon Suisan Kaisha, Ltd...........................        18,000        20,062
  Nippon Synthetic Chemical Industry Co., Ltd..........         3,000         6,394
  Nippon Thompson Co., Ltd.............................         3,000        14,156
  Nippon Yusen KK......................................         1,250         3,813
  Nissan Shatai Co., Ltd...............................        11,000        23,983
  Nissha Printing Co., Ltd.............................         3,000        18,012
  Nisshin Oil Mills, Ltd...............................        10,000        27,579
  Nitsuko Corp.........................................         3,000        10,031
  Nittetsu Mining Co., Ltd.............................         3,000         8,030
  Noritz Corp..........................................         2,000        13,342
  North Pacific Bank, Ltd..............................         5,000        19,769
  *Odakyu Real Estate Co., Ltd.........................         4,000         7,745
  Okamoto Industries, Inc..............................         9,000        19,476
  *Okasan Securities Co., Ltd..........................         7,000        10,820
  *Okura and Co., Ltd..................................         6,000         3,173
  *Pacific Metals Co., Ltd.............................         7,000         4,897
  Parco Co., Ltd.......................................         2,000         7,989
  *Pasco Corp..........................................         5,000        17,491
  *Prima Meat Packers, Ltd.............................         5,000         5,735
  Raito Kogyo Co., Ltd.................................         2,400        20,423
  Rasa Industries, Ltd.................................         3,000         9,128
  Rheon Automatic Machinery Co., Ltd...................         2,000         7,403
                                                            SHARES           VALUE+
                                                         ------------  ------------
  Rohto Pharmaceutical Co., Ltd........................         2,000  $     14,383
  Ryobi, Ltd...........................................         5,000         9,559
  Ryoyo Electro Corp...................................         2,000        18,711
  SS Pharmaceutical Co., Ltd., Tokyo...................         4,000        14,806
  SXL Corp.............................................         3,000         6,614
  Sagami Co., Ltd......................................         3,000         6,736
  Sakai Chemical Industry Co., Ltd.....................         3,000         7,664
  Sakata Inx Corp......................................         3,000         9,299
  *Sankyo Aluminum Industry Co., Ltd...................        16,000        15,490
  Sankyu, Inc., Tokyo..................................        20,000        26,033
  Sanyo Shokai, Ltd....................................         5,000        15,823
  Sanyo Special Steel Co., Ltd.........................         7,000         6,378
  Sasebo Heavy Industries Co., Ltd., Tokyo.............         7,000         8,371
  Seiko Corp...........................................         3,000        13,179
  Seiyo Food Systems, Inc..............................         3,000        10,910
  #Shikoku Chemicals Corp..............................         3,000         8,298
  Shimizu Bank, Ltd....................................           400        20,078
  Shinagawa Fuel Co., Ltd..............................         3,000        10,495
  Shindengen Electric Manufacturing Co., Ltd...........         3,000        13,985
  Shin-Etsu Polymer Co., Ltd...........................         5,000        25,220
  *Shinko Electric Co., Ltd............................         6,000        10,836
  Shinmaywa Industries, Ltd............................         5,000         9,559
  Showa Electric Wire & Cable Co., Ltd., Kawasaki......        12,000        19,525
  Showa Sangyo Co., Ltd................................        10,000        20,257
  Sumitomo Construction Co., Ltd.......................         6,000         7,224
  *Sumitomo Light Metal Industries, Ltd................        11,000        11,723
  Sumitomo Precision Products Co., Ltd., Amagasaki
    City...............................................         2,000         6,248
  Sun Wave Corp........................................         2,000         4,897
  Taisei Rotec Corp....................................         3,000         4,906
  Takaoka Electric Manufacturing Co., Ltd., Tokyo......         4,000         6,671
  Takasago International Corp..........................         3,000        15,376
  Takashima & Co., Ltd.................................         4,000         7,387
  Takiron Co., Ltd.....................................         3,000         6,809
  Tamura Corp..........................................         4,000        18,549
  Tasaki Shinju Co., Ltd...............................         2,000         5,874
  *Teac Corp...........................................         5,000        23,511
  Teisan KK............................................         5,000        12,528
  Tenma Corp...........................................         2,000        21,640
  Toa Corp.............................................        12,000        22,551
  Toa Doro Kogyo Co., Ltd..............................         3,000         5,003
  *Toa Wool Spinning & Weaving Co., Ltd................         6,000         6,834
  Tochigi Bank, Ltd....................................         3,000        13,911
  Toenec Corp..........................................         3,000        10,983
  Toho Zinc Co., Ltd...................................         4,000        11,292
  Tokai Carbon Co., Ltd................................        12,000        26,944
  Tokai Rika Co., Ltd..................................         3,000        11,691
  Tokico, Ltd..........................................         4,000         5,337
  Tokin Corp...........................................         2,000        10,625
  Tokushu Paper Manufacturing Co., Ltd.................         3,000        17,914
  Tokyo Kikai Seisakusho, Ltd..........................         3,000        18,670
  Tokyo Rope Manufacturing Co., Ltd....................         4,000         5,662
  *Tokyo Securities Co., Ltd...........................         4,000         3,677
  Tokyo Tanabe Co., Ltd., Tokyo........................         8,000        28,962

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Tokyo Tekko Co., Ltd................................         3,000  $      2,197
  Tokyo Theatres Co., Inc., Tokyo......................         6,000         8,103
  Tokyu Hotel Chain Co., Ltd...........................        12,000        14,644
  Tokyu Store Chain Corp...............................         4,000        16,531
  Tonami Transportation Co., Ltd.......................         3,000         5,613
  Topy Industries, Ltd.................................        16,000        21,608
  Toshiba Machine Co., Ltd.............................         6,000        13,472
  Totoku Electric Co., Ltd., Tokyo.....................         3,000         5,345
  Toyama Chemicals Co., Ltd............................         6,000        25,382
  Toyo Chemical Co., Ltd...............................         3,000        10,812
  *Toyo Electric Co., Ltd..............................         5,000         6,102
  Toyo Engineering Corp................................        11,000        13,692
  Toyo Exterior Co., Ltd...............................         3,000        30,093
  Toyo Kohan Co., Ltd..................................         3,000        11,861
  Toyo Tire & Rubber Co., Ltd..........................         8,000        13,993
  Toyo Umpanki Co., Ltd................................         5,000        10,739
  Tsubaki Nakashima Co., Ltd...........................         4,000        22,942
  Tsumura & Co., Inc...................................         3,000        11,056
  Unisia Jecs Corp.....................................         3,000         5,052
  Wakachiku Construction Co., Ltd......................         4,000         7,354
  Yokohama Reito Co., Ltd..............................         3,000        17,450
  Yomiuri Land Co., Ltd................................         3,000         7,322
  Yondenko Corp........................................         2,100         8,593
  #Yonekyu Corp........................................         2,000        29,043
  Yoshimoto Kogyo Co., Ltd.............................         2,000        12,398
  *Yuasa Corp..........................................         7,000        17,768
  Yurtec Corp..........................................         4,000        23,300
  Zenchiku Co., Ltd....................................         4,000         9,925
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $5,028,708)....................................                   3,193,306
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Japanese Yen (Cost $1,414)..........................                       1,447
                                                                       ------------
TOTAL -- JAPAN
  (Cost $5,030,122)....................................                   3,194,753
                                                                       ------------

UNITED KINGDOM -- (17.2%)
COMMON STOCKS -- (17.1%)
  Abbot Group P.L.C....................................         7,000        21,606
  Abbott Mead Vickers P.L.C............................         2,850        18,840
  Albright & Wilson P.L.C..............................        12,000        15,846
  Amec P.L.C...........................................         9,172        27,099
  Ash & Lacy P.L.C.....................................         7,000        13,287
  BPP Holdings P.L.C...................................         1,400        10,803
  BSG International P.L.C..............................        13,300        25,905
  Bellway P.L.C........................................         4,000        18,850
  Benchmark Group P.L.C................................         5,000        11,142
  Berisford P.L.C......................................         7,000        21,780
  Bespak P.L.C.........................................         1,360        19,642
  Black (Peter) Holdings P.L.C.........................         3,000        14,063
  *Body Shop International P.L.C.......................         8,000         9,639
  Booker P.L.C.........................................        11,000        12,256
  Bradford Property Trust P.L.C........................         6,000        21,936
  Bradstock Group P.L.C................................        21,000        15,598
  Brake Brothers P.L.C.................................         2,430        27,876
  Brammer (H.) P.L.C...................................         1,909        10,099
  *British Biotech P.L.C...............................        30,000        19,312
  British Polythene Industries P.L.C...................         2,000         9,375
  British-Borneo Petroleum Syndicate P.L.C.............         5,142        12,519
  Bryant Group P.L.C...................................        10,570        14,830
                                                            SHARES           VALUE+
                                                         ------------  ------------
  Bulmer (H.P.) Holdings P.L.C.........................         2,002  $     11,731
  Carpetright P.L.C....................................         4,000        12,974
  Charter P.L.C........................................         4,400        20,735
  *Chiroscience Group P.L.C............................         5,000        24,553
  City Centre Restaurants P.L.C........................         9,500        11,133
  Courtaulds Textiles P.L.C............................         4,600        11,959
  Courts P.L.C.........................................         2,320        10,244
  Davis Service Group P.L.C............................         6,666        37,630
  Dawson Group P.L.C...................................         4,000        12,743
  Dawson International P.L.C...........................        10,277         2,290
  Delta P.L.C..........................................         6,000        12,528
  Derwent Valley Holdings P.L.C........................         2,000        15,615
  Dewhirst Group P.L.C.................................         6,000         8,913
  *Dialog Corp. P.L.C..................................         8,000         9,375
  Diploma P.L.C........................................         3,000         8,170
  Ellis & Everard P.L.C................................         4,300        15,508
  Euromoney Publications P.L.C.........................           990        26,963
  Fairey Group P.L.C...................................         4,610        22,333
  Finelist Group P.L.C.................................         3,000         4,853
  First Choice Holidays................................        14,437        23,949
  Forth Ports P.L.C....................................         2,000        18,157
  Geest P.L.C..........................................         3,000        20,055
  Gerrard Group P.L.C..................................         3,500        18,487
  Go-Ahead Group P.L.C.................................         2,000        22,448
  Graham Group P.L.C...................................         7,000        15,020
  Greene King P.L.C....................................         2,000        17,694
  Greggs P.L.C.........................................           640        26,410
  Greycoat P.L.C.......................................         6,000        14,509
  Hambro Countrywide P.L.C.............................        14,000        26,344
  Hazlewood Foods P.L.C................................        11,000        25,873
  Henlys Group P.L.C...................................         2,000        14,443
  Heywood Williams Group P.L.C.........................         5,000        17,455
  Highland Distilleries Co. P.L.C......................         6,000        25,403
  Hiscox P.L.C.........................................         6,000        16,886
  Hogg Robinson P.L.C..................................         4,770        16,140
  House of Fraser P.L.C................................         8,000         9,177
  Hunting P.L.C........................................         5,060        11,902
  Ibstock P.L.C........................................        19,000        18,190
  Iceland Group P.L.C..................................         8,000        32,022
  Jardine Lloyd Thompson Group P.L.C...................         8,790        29,525
  Johnston Press P.L.C.................................         7,010        24,298
  Kalon Group P.L.C....................................        14,550        21,855
  Laird Group P.L.C....................................         6,800        15,377
  London Clubs International P.L.C.....................         7,000        16,118
  London Forfeiting Co.................................         5,000        12,379
  London Merchant Securities P.L.C.....................        10,000        17,909
  Low & Bonar P.L.C....................................         5,000        13,535
  Lynx Holdings P.L.C..................................         5,000        14,855
  MacFarlane Group Clansman P.L.C......................         6,000         6,883
  Manchester United P.L.C..............................        12,000        43,378
  Marley P.L.C.........................................        12,857        22,813
  McBride P.L.C........................................         6,500        16,952
  Meggitt P.L.C........................................        10,461        22,447
  Mersey Docks & Harbour Co. P.L.C.....................         3,580        30,078
  *Micro Focus Group P.L.C.............................         3,575         7,435
  Molins P.L.C.........................................         1,360         2,582
  *Monument Oil & Gas Holdings P.L.C...................        35,000        22,097
  Mowlem (John) & Co. P.L.C............................         8,000        12,611
  *NXT P.L.C...........................................         2,800        17,678

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Nestor - BNA P.L.C...................................         3,700  $     24,520
  *Oxford Molecular Group P.L.C........................         6,530         5,766
  Parity P.L.C.........................................         2,000        16,011
  Perkins Foods P.L.C..................................         6,688        15,620
  Persimmon P.L.C......................................         8,162        23,172
  Photo-Me International P.L.C.........................         6,000        35,405
  Polypipe P.L.C.......................................         8,225        15,884
  *Premier Consolidated Oilfields P.L.C................        40,000        14,525
  Psion P.L.C..........................................         4,000        31,196
  Quick Group P.L.C....................................        12,738        13,982
  Redrow Group P.L.C...................................        11,000        29,686
  Regent Inns P.L.C....................................         4,000         7,362
  Renishaw P.L.C.......................................         2,904        17,568
  SIG P.L.C............................................         4,300        10,008
  Salvesen (Christian) P.L.C...........................        12,000        20,203
  Scapa Group P.L.C....................................        11,000        19,972
  *Sears P.L.C.........................................         6,200        22,002
  Seibe P.L.C..........................................         3,652        13,141
  Senior Engineering Group P.L.C.......................        12,000        24,858
  Shanks & McEwan Group P.L.C..........................         8,000        26,542
  St. Modwen Properties P.L.C..........................        23,000        24,866
  Stanley Leisure Organisation P.L.C...................         4,000        17,166
  Staveley Industries P.L.C............................         6,000         8,170
  Swan Hill Group P.L.C................................        13,000         9,549
  T & S Stores P.L.C...................................         7,690        34,716
  Taylor Nelson AGB P.L.C..............................        18,000        23,026
  Tibbett & Britten Group P.L.C........................         2,300        11,674
  Tilbury Douglas P.L.C................................         9,249        36,105
  Transport Development Group P.L.C....................         4,126        17,264
  Vardon P.L.C.........................................         9,000        21,615
  Vaux Group P.L.C.....................................         5,168        21,283
  Vitec Group P.L.C....................................         2,000        17,744
  Vosper Thornycroft Holdings P.L.C....................         1,460        19,219
  Waddington (John) P.L.C..............................         3,980        11,069
  *Wates City of London Properties P.L.C...............        12,000        14,855
  Watson & Philip P.L.C................................         2,300         6,796
  Westbury P.L.C.......................................         5,170        16,939
  Westminster Health Care Holdings P.L.C...............         3,000         9,730
  Wilson (Connolly) Holdings P.L.C.....................         8,000        15,714
  Wolverhampton & Dudley Breweries P.L.C...............         2,400        16,896
  Yates Brothers Wine Lodges P.L.C.....................         3,000        15,524
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $2,645,306)....................................                   2,171,265
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
  *British Pound Sterling (Cost $7,528)................                       7,491
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $2,652,834)....................................                   2,178,756
                                                                       ------------
FRANCE -- (8.4%)
COMMON STOCKS -- (8.4%)
  Boiron SA............................................           300        24,281
  Bollore Technologies SA..............................           200        39,850
  Brioche Pasquier SA..................................           200        24,475
  *CDE (Comptoir des Entrepeneurs SA)..................         7,678        17,736
                                                            SHARES           VALUE+
                                                         ------------  ------------
  Carbone Lorraine.....................................           400  $     20,807
  *Concorde Cie d'Assurances Contre les Risques de
    Toute Nature SA....................................           100        35,266
  *DMC (Dollfus Mieg et Cie)...........................           300         4,041
  Damart SA............................................            30        24,862
  Dietrich et Cie......................................           450        23,646
  Europe 1 Communication...............................            81        18,996
  Fimalac SA...........................................           330        39,045
  Fonciere Lyonnaise SA................................           204        33,273
  Fraikin SA...........................................           400        29,623
  GFI Industries SA....................................           500        19,044
  Gaumont..............................................           405        25,423
  *Generale de Geophysique SA..........................           300        20,578
  *Groupe Andre SA.....................................           304        36,344
  Groupe du Louvre SA..................................           700        51,779
  *Groupe Norbert Dentressangle SA.....................           600        21,477
  Groupement pour le Financement de la Construction
    SA.................................................           426        50,854
  Guyenne et Gascogne SA...............................            60        26,132
  Havas Advertising SA.................................           209        36,300
  Immeubles de France..................................           405        35,992
  *Infogrames Entertainment SA.........................           550        34,428
  Legris Industries SA.................................           400        17,492
  *Metaleurop SA.......................................         1,500         7,141
  *Moulinex SA.........................................         1,440        25,137
  Nord-Est.............................................           900        28,042
  Rochefortaise Communication SA.......................           190        21,609
  Rue Imperiale de Lyon................................            20        23,769
  *SFIM (Societe de Fabrication d'Instruments de
    Mesure)............................................           102         9,712
  Signaux et d'Equipements Electroniques SA............           321        25,584
  Silic (Societe Immobiliere de Location pour
    l'Industrie et le Commerce)........................           160        31,034
  Skis Rossignol SA....................................           648         9,655
  Sogeparc SA..........................................           300        24,862
  Sommer-Allibert SA...................................           900        25,550
  Sopra Conseil et Assistance en Informatique SA.......           100        34,278
  Strafor Facom SA.....................................           283        19,337
  Sylea SA.............................................           200        11,391
  *Thomson-CSF.........................................           918        34,640
  Vallourec (Usines a Tubes de Lorraine Escaut et
    Vallourec Reunies).................................           400        16,258
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $903,729)......................................                   1,059,743
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Fonciere Lyonnaise SA Warrants 07/30/02.............           204           259
  *Havas Advertising SA Warrants 05/13/01..............           207           438
  *Infogrames Entertainment SA Warrants 06/30/01.......            50           360
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $403)..........................................                       1,057
                                                                       ------------

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *French Francs (Cost $21)............................                $         20
                                                                       ------------
TOTAL -- FRANCE
  (Cost $904,153)......................................                   1,060,820
                                                                       ------------
GERMANY -- (7.0%)
COMMON STOCKS -- (7.0%)
  AGIV AG fuer Industrie & Verkehrswesen...............         1,700        39,112
  Aachener und Muenchener Beteiligungs AG..............           417        53,272
  Andreae-Noris Zahn AG, Anzag.........................           580        17,666
  Barmag AG............................................           700        20,079
  Bayerische Handelsbank AG............................           860        26,704
  Binding-Brauerei AG..................................            70        19,251
  *Brau und Brunnen AG.................................           300        26,615
  *Concordia Bau und Boden AG..........................           667         5,464
  DSL Holding AG.......................................           150        25,018
  *Deutsche Babcock AG, Oberhausen.....................           380        20,947
  Duerr Beteiligungs AG................................           500        13,219
  Dyckerhoff & Widmann AG..............................           100        11,711
  Fag Kugelfischer Georg Schaeffer AG..................         1,250        11,311
  Gerresheimer Glas AG.................................         1,000        14,017
  Goldschmidt AG Seobl.................................            50        20,405
  *Harpen AG...........................................            25         5,101
  Harpener AG..........................................           100        21,322
  Holsten-Brauerei AG, Hamburg.........................           100        20,996
  *Holzmann (Philipp) AG...............................           200        23,066
  Horten AG............................................           200        27,798
  IWKA AG..............................................         1,000        17,152
  KWS Kleinwanzlebener Saatzucht AG....................            15        12,199
  *Kali und Salz Beteiligungs AG.......................           200        28,626
  Kiekert AG...........................................           500        22,327
  *Kloeckner-Werke AG..................................           400        23,539
  Km-Europa Metal AG...................................           400        22,948
  Kraftuebertragungswerke Rheinfelden AG...............            80        24,841
  Mannheimer Versicherung AG...........................            48        28,389
  Phoenix AG, Hamburg..................................         1,000        19,872
  Plettac AG...........................................            70         6,417
  Rheinboden Hypothekenbank AG.........................           100        19,813
  Rheinmetall Berlin AG................................           990        22,836
  Rhoen Klinikum AG....................................           200        19,163
  Salamander AG, Kornwesteim...........................           100        17,749
  Schmalbach-Lubeca AG.................................           140        19,127
  *Strabag AG..........................................           100         6,506
  Stuttgarter Hofbraeu AG..............................           100        33,594
  Sued-Chemie AG.......................................           200         8,813
  Sueddeutsche Bodencreditbank AG......................           150         5,545
  Tarkett AG...........................................         1,200        15,685
  Varta AG.............................................           130        19,376
  Verseidag AG.........................................         2,000        28,271
  Vossloh AG...........................................           800        24,509
  Walter AG............................................         1,000        31,051
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $924,346)......................................                     901,422
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *German Marks (Cost $2,175)..........................                       2,167
                                                                       ------------
                                                            SHARES           VALUE+
                                                         ------------  ------------
RIGHTS/WARRANTS -- (0.0%)
  *Holzmann (Philipp) AG Rights 12/7/98................           200  $         47
                                                                       ------------
TOTAL -- GERMANY
  (Cost $926,521)......................................                     903,636
                                                                       ------------
HONG KONG -- (5.4%)
COMMON STOCKS -- (5.3%)
  ASM Pacific Technology, Ltd..........................        30,000        11,430
  Allied Group, Ltd....................................       276,000        11,050
  Allied Properties (Hong Kong), Ltd...................       142,000         6,235
  Asia Financial Holdings, Ltd.........................        48,975         8,792
  Asia Standard International Group, Ltd...............        70,000         9,221
  Cafe de Coral Holdings, Ltd..........................        78,000        25,184
  Century City International Holdings, Ltd.............       394,000        22,898
  Champion Technology Holdings, Ltd....................       168,000         3,255
  Chen Hsong Holdings, Ltd.............................        72,000         8,741
  *China Aerospace International Holdings, Ltd.........        46,800         5,742
  *China Everbright Technology, Ltd....................       206,000        17,559
  China Foods Holdings, Ltd............................        30,000         7,943
  China Motor Bus Co., Ltd.............................         1,600        11,468
  China-Hong Kong Photo Products Holdings, Ltd.........        90,000         9,415
  Citybus Group, Ltd...................................       180,000        35,103
  Continental Mariner Investment Co., Ltd..............        60,000         8,679
  Cross Harbour Tunnel Co., Ltd........................        29,000        26,592
  *Dong-Jun Holdings, Ltd..............................        92,000         2,174
  Dynamic Holdings, Ltd................................        92,000        15,684
  Elec & Eltek International Holdings, Ltd.............       110,000        21,025
  FPB Bank Holding Co., Ltd............................        50,000        12,205
  Founder, Ltd.........................................       122,000        27,888
  Four Seas Mercantile Holdings, Ltd...................        60,000        19,954
  Giordano International, Ltd..........................        82,000        13,450
  Gold Peak Industries (Holdings), Ltd.................        65,000        16,789
  Goldlion Holdings, Ltd...............................        37,000         4,492
  Grande Holdings, Ltd.................................        28,000         7,504
  Great Wall Electronic International, Ltd.............       142,640         5,158
  Harbour Centre Development, Ltd......................         9,000         4,882
  International Bank of Asia, Ltd......................       138,285        33,576
  JCG Holdings, Ltd....................................        28,000         9,944
  Kumagai Gumi Hong Kong, Ltd..........................        27,000        12,117
  Lai Sun Development Co., Ltd.........................        86,000        13,772
  Lai Sun Hotels International, Ltd....................       150,000         9,008
  Liu Chong Hing Investment, Ltd.......................        18,000        13,367
  Moulin International Holdings, Ltd...................        94,760        12,483
  Ngai Lik Industrial Holdings, Ltd....................        94,000        24,887
  Oriental Press Group, Ltd............................        85,000         9,660
  QPL International Holdings, Ltd......................        23,000         1,960
  Sea Holdings, Ltd....................................        38,000        11,533
  Semi-Tech (Global) Co., Ltd..........................        68,346         3,531
  Shaw Brothers Hong Kong, Ltd.........................        20,000         9,170
  Shell Electric Manufacturing (Holdings) Co., Ltd.....        45,600         4,535
  *Shougang Concord International Enterprises Co.,
    Ltd................................................        90,000         4,243

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Shun Tak Holdings, Ltd...............................       224,000  $     40,790
  Silver Grant International Industries, Ltd...........        40,000         4,959
  Sime Darby Hong Kong, Ltd............................        20,000         6,328
  *Star Telecom International Holdings, Ltd............        74,000         8,506
  Sun Hung Kai & Co., Ltd..............................        59,000         5,562
  Tai Cheung Holdings, Ltd.............................        25,000         6,619
  Tem Fat Hing Fung (Holdings), Ltd....................       348,000        22,921
  *Triplenic Holdings, Ltd.............................       168,000         6,509
  Union Bank of Hong Kong, Ltd.........................        24,000        20,147
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,122,354)....................................                     676,639
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
  *Hong Kong Dollars (Cost $8,190).....................                       8,194
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *China Aerospace International Holdings, Ltd.
    Warrants 12/31/99..................................         4,680           109
  *Dong Jun Holdings, Ltd. Warrants 03/31/00...........        18,400             0
  *Grande Holdings, Ltd. Warrants 10/15/00.............         5,600           250
  *Shell Electric Manufacturing (Holdings) Co., Ltd.
    Warrants 05/31/99..................................         7,600            34
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                         393
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $1,130,544)....................................                     685,226
                                                                       ------------
AUSTRALIA -- (5.0%)
COMMON STOCKS -- (5.0%)
  Adelaide Bank, Ltd...................................         5,745        21,675
  Ashton Mining, Ltd...................................        22,406        10,989
  *Aurora Gold, Ltd....................................        15,600        12,654
  Bank of Queensland, Ltd..............................         6,004        22,388
  Capral Aluminium, Ltd................................         8,754        12,000
  *Centaur Mining & Exploration, Ltd...................        16,005         3,673
  Crane (G.E) Holdings, Ltd............................         3,486        20,495
  *Cultus Petroleum NL.................................         7,573         3,429
  Evans Deakin Industries, Ltd.........................         7,149        16,138
  Flight Centre, Ltd...................................        10,900        27,416
  GWA International, Ltd...............................        10,121        15,910
  Goldfields, Ltd......................................        33,405        31,088
  Great Central Mines, Ltd.............................        10,809         7,952
  Hills Industries, Ltd................................        14,305        20,688
  *Hudson Conway, Ltd..................................         2,329         4,027
  Iama, Ltd............................................        14,180        18,279
  Incitec, Ltd.........................................         4,881        13,903
  Jupiters, Ltd........................................         9,412        17,459
  MMI, Ltd.............................................         3,465         4,706
  Metal Manufactures, Ltd..............................         7,600        10,753
  Mirvac, Ltd..........................................        29,894        31,016
  North Flinders Mines, Ltd............................         6,728        15,230
  OPSM Protector, Ltd..................................         2,313         5,032
  Pacific BBA, Ltd.....................................         5,582        15,795
  *Petsec Energy, Ltd..................................         4,391         2,181
  *Queensland Metals Corp., Ltd........................        33,273        16,528
  Resolute, Ltd........................................        10,029         8,766
                                                            SHARES           VALUE+
                                                         ------------  ------------
  Ridley Corp., Ltd....................................        33,082  $     23,922
  SGIO Insurance, Ltd..................................        20,098        26,539
  Savage Resources, Ltd................................        21,068        11,790
  Siddons Ramset, Ltd..................................         4,492        14,123
  Simsmetal, Ltd.......................................         3,366        12,424
  Sonic Healthcare, Ltd................................        15,918        25,724
  Sons of Gwalia, Ltd..................................         4,212        12,792
  Spotless Services, Ltd...............................        28,502        20,073
  Thakral Holdings Group...............................        62,741        24,854
  Tourism Assets Holdings, Ltd.........................        33,474        20,417
  Westralian Sands, Ltd................................         8,102        19,054
  Wills (W.D. & H.O.) Holdings, Ltd....................        11,484        25,274
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $808,693)......................................                     627,156
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Australian Dollar (Cost $5,800).....................                       5,973
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $814,493)......................................                     633,129
                                                                       ------------
MALAYSIA -- (3.9%)(##)
COMMON STOCKS -- (3.9%)
  AMMB Holdings Berhad.................................        41,800        29,868
  Affin Holdings Berhad................................        81,000        26,254
  *Arab Malaysia Corp. Berhad..........................        40,000         9,650
  Asiatic Development Berhad...........................        84,000        17,945
  Ban Hin Lee Bank Berhad..............................         6,000         5,171
  Bandar Raya Developments Berhad......................        11,000         2,188
  Batu Kawan Berhad....................................        10,500         8,895
  Bimb Holdings Berhad.................................        85,000        27,394
  Boustead Holdings Berhad.............................        10,000         6,225
  CCM Bioscience.......................................            18            12
  Cahya Mata Sarawak Berhad............................        37,000        17,035
  Chemical Co. of Malaysia Berhad......................         7,000         5,801
  Country Heights Holdings Berhad......................        14,400         8,009
  *Esso Malaysia Berhad................................        12,000         7,691
  Federal Flour Mills Berhad...........................         8,000         5,098
  *Gadek Capital Berhad................................         2,000           420
  *Ho Hup Construction Co. Berhad......................         5,000         1,860
  Hock Hua Bank Berhad (Foreign).......................         5,000         4,512
  Hong Leong Industries Berhad.........................        23,000        11,225
  Hong Leong Properties Berhad.........................        32,000         5,186
  Hume Industries (Malaysia) Berhad....................        26,000        16,759
  IGB Corp. Berhad.....................................        18,000         4,442
  KFC Holdings (Malaysia) Berhad.......................        10,000         6,262
  *Kamunting Corp. Berhad..............................        29,000         3,178
  Kedah Cement Holdings Berhad.........................        24,000         9,901
  Kelang Container Terminal Berhad.....................         7,000         3,867
  Kemayan Corp. Berhad.................................        11,000         1,033
  *Kuala Lumpur Industries Holdings Berhad.............        12,000         1,094
  Kuala Sidim Berhad...................................        18,000        19,226
  Landmarks Berhad.....................................        15,000         2,182
  *Lingkaran Trans Kota Holdings Berhad................        20,000        10,350
  Lingui Development Berhad............................        22,000         9,197
  Lion Land Berhad.....................................        23,000         2,436
  *MBF Land Berhad.....................................        30,000         2,624
  MCB Holdings Berhad..................................        25,000         3,821
  Malayan Cement Berhad................................        58,000        15,702
  Malaysia Assurance Alliance Berhad...................         4,000         2,770

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Malaysia Industrial Development Finance Berhad.......        43,000  $     10,215
  *Malaysian Plantations Berhad........................        15,000         2,445
  Metroplex Berhad.....................................        50,000         6,998
  Mulpha International Berhad..........................        48,000         5,525
  New Straits Times Press (Malaysia) Berhad............        20,000        11,050
  Olympia Industries Berhad............................        19,000         2,029
  Pelangi Berhad.......................................        56,000        15,263
  Pernas International Holdings Berhad.................        24,000         4,420
  Phileo Allied Berhad.................................        12,000         3,691
  Phileo Land Berhad...................................         9,000         2,188
  *Promet Berhad.......................................        23,000         1,228
  *Rashid Hussain Berhad...............................        59,000        33,031
  Samanda Holdings Berhad..............................        16,000        19,595
  Selangor Properties Berhad...........................        50,000        15,193
  Shangri-la Hotels (Malaysia) Berhad..................        16,000         4,037
  Sime UEP Properties Berhad...........................        19,000        12,317
  Southern Bank Berhad (Foreign).......................        33,750        11,001
  Ta Enterprise Berhad.................................        40,000         8,029
  *Time Engineering Berhad.............................        51,000         9,862
  Tractors Malaysia Holdings Berhad....................        12,000         3,425
  *Westmont Land (Asia) Berhad.........................        12,600         2,088
                                                                       ------------
TOTAL MALAYSIA
  (Cost $1,159,609)....................................                     498,913
                                                                       ------------
SWITZERLAND -- (3.7%)
COMMON STOCKS -- (3.7%)
  Attisholz Holding AG, Attisholz......................            24        16,575
  Bank Sarasin & Cie Series B, Basel...................            10        18,469
  Danzas Holding AG....................................           100        30,471
  EGL (Elektrizitaets-Gesellschaft Laufenberg) AG,
    Laufenberg.........................................           100        16,816
  ESEC Holding SA, Cham................................            10         7,151
  Feldschloesschen-Huerlimann Holding AG,
    Rheinfelden........................................            60        26,475
  Financiere Michelin, Granges-Paccot..................            50        20,841
  *Forbo Holding AG, Eglisau...........................            51        22,541
  Generali (Switzerland) Holdings, Adliswil............            80        28,689
  Kraftwerk Laufenburg, Laufenburg.....................           100        17,248
  Moevenpick-Holding, Zuerich..........................            40        20,697
  Oz Holding, Zuerich..................................            20        20,410
  Phoenix Mecano AG, Stein am Rhein....................            50        31,800
  Phonak Holding AG Series B...........................            20        24,865
  Publicitas Holding SA, Lausanne......................           110        31,305
  Sarna Kunststoff Holding AG, Sarnen..................            15        19,501
  Schweizerische National Versicherungs Gesellschaft,
    Basel..............................................            10        24,039
  Sika Finanz AG, Baar.................................            90        25,483
  Von Roll Holding AG, Gerlafingen.....................         1,359        37,894
  Zuercher Ziegeleien Holding, Zuerich.................            27        25,613
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $456,563)......................................                     466,883
                                                                       ------------
                                                            SHARES           VALUE+
                                                         ------------  ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Swiss Francs (Cost $2,188)..........................                $      2,231
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $458,751)......................................                     469,114
                                                                       ------------
SPAIN -- (3.7%)
COMMON STOCKS -- (3.6%)
  AGF Union y Fenix Seguros y Reaseguros SA............         2,100        24,593
  Amper SA.............................................           800        18,960
  *Asturiana del Zinc SA...............................         2,100        21,382
  Banco de Valencia....................................         1,000        27,106
  Banco Zaragozano SA..................................         1,200        35,863
  Cementos Portland SA.................................         1,000        44,065
  Europistas Concesionaria Espanola SA.................         2,300        19,263
  *Fabricacion de Automoviles Renault de Espana SA.....           800        33,250
  GESA (Gas y Electricidad SA).........................           400        38,921
  Iberica de Autopistas SA Concesionaria de Estado
    Iberpistas.........................................         3,300        29,243
  *Inmobiliaria Urbis SA...............................         2,300        36,527
  Portland Valderrivas SA..............................           900        36,530
  Prosegur Cia de Seguridad SA.........................         2,200        26,758
  Uralita SA...........................................         1,900        21,063
  *Viscofan Industria Navarra de Envolturas Celulosicas
    SA EM98............................................            65         1,980
  Viscofan Industria Navarra de Envolturas Celulosicas
    SA.................................................         1,300        39,801
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $324,814)......................................                     455,305
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
  *Spanish Peseta (Cost $7,188)........................                       7,437
                                                                       ------------
TOTAL -- SPAIN
  (Cost $332,002)......................................                     462,742
                                                                       ------------
SINGAPORE -- (3.6%)
COMMON STOCKS -- (3.6%)
  Amtek Engineering, Ltd...............................        15,000         7,195
  Avimo Group, Ltd.....................................        11,000        17,031
  British-American Tobacco Co. (Singapore), Ltd........         7,000        17,596
  Bukit Sembawang Estates, Ltd.........................         1,000         5,465
  Comfort Group, Ltd...................................        37,000        13,030
  First Capital Corp., Ltd.............................        33,000        26,248
  GK Goh Holdings......................................        17,000         9,393
  Haw Par Brothers International, Ltd..................        24,000        25,064
  Hitachi Zosen (Singapore), Ltd.......................        22,000        10,018
  Hotel Plaza, Ltd.....................................        25,000         6,527
  Hotel Properties, Ltd................................        32,000        16,807
  Inchcape Motors, Ltd.................................        18,000        25,028
  Keppel Marine Industries, Ltd........................        24,000        24,481
  Keppel Telecommunications and Transportation, Ltd....        27,000        19,345
  Kim Eng Holdings, Ltd................................        65,000        29,008
  *Neptune Orient Lines, Ltd...........................        34,000        13,315
  Orchard Parade Holdings, Ltd.........................        11,200         6,562
  *Osprey Maritime, Ltd................................        69,000        28,907
  Overseas Union Enterprise, Ltd.......................         6,000        10,383

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Robinson & Co., Ltd..................................         8,000  $     24,287
  Scotts Holdings, Ltd.................................        25,000        11,384
  Shangri-la Hotel, Ltd................................         7,000        10,200
  Sime Singapore, Ltd..................................        49,000        14,876
  Straits Trading Co., Ltd.............................        51,000        39,327
  Times Publishing, Ltd................................        11,000        16,630
  Tuan Sing Holdings, Ltd..............................        44,000         4,809
  *Van der Horst, Ltd..................................         4,000         1,785
  Vickers Ballas Holdings, Ltd.........................        29,000        20,425
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $609,727)......................................                     455,126
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Singapore Dollars (Cost $503).......................                         529
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $610,230)......................................                     455,655
                                                                       ------------
SWEDEN -- (3.3%)
COMMON STOCKS -- (3.3%)
  #Allgon AB Series B..................................         1,400        15,359
  *Argonaut AB Series B................................        13,200         8,298
  Avesta Sheffield AB..................................        14,800        47,068
  BTL AB Series B......................................         8,200        35,378
  Bergman & Beving AB Series B.........................         2,500        36,980
  Carbo AB.............................................         2,400        41,418
  Catena AB Series A...................................         1,700        13,202
  Celsius Industrier AB Series B.......................         1,400        22,435
  Diligentia AB........................................         3,100        20,826
  Enator AB............................................         1,400        39,865
  Esselte AB Series A..................................         1,400        20,536
  Esselte AB Series B..................................         1,100        17,220
  Garphyttan Industrier AB.............................         1,680        20,191
  Lindex AB............................................           700        25,282
  *Mandator AB.........................................         3,000        25,331
  Nobelpharma AB.......................................         1,400        19,932
  Rottneros Bruk AB....................................        11,700         5,336
  Scribona AB Series A.................................         1,500         4,992
  *Sifo Group AB.......................................         1,500         5,824
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $488,641)......................................                     425,473
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Swedish Krona (Cost $14)............................                          13
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $488,655)......................................                     425,486
                                                                       ------------
ITALY -- (3.1%)
COMMON STOCKS -- (3.1%)
  *Ansaldo Trasporti SpA...............................         7,000        12,523
  Cartiere Burgo SpA...................................         4,000        25,087
  Cia Assicuratrice Unipol SpA.........................         6,000        25,374
  *Dalmine SpA.........................................        82,000        24,490
  Falck (Acciaierie & Ferriere Lombarde)...............         5,000        39,035
  Gewiss SpA...........................................         2,000        42,290
  *Impregilo SpA.......................................        19,000        16,172
  Magneti Marelli SpA..................................        15,000        26,207
  *Premafin Finanziaria SpA............................        37,000        31,715
  Safilo (Sta Azionaria Fabbrica Italiana Lavorazione
    Occhiali) SpA......................................         5,000        27,208
  Sorin Biomedica SpA..................................         7,500        32,927
                                                            SHARES           VALUE+
                                                         ------------  ------------
  Tecnost SpA..........................................         8,000  $     25,661
  UNICEM (Unione Cementi Marchini Emiliane e di
    Augusta-Casale)....................................         3,000        31,216
  Vianini Lavori SpA...................................        11,000        24,968
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $275,252)......................................                     384,873
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Italian Lira (Cost $3,441)..........................                       3,634
                                                                       ------------
TOTAL -- ITALY
  (Cost $278,693)......................................                     388,507
                                                                       ------------
DENMARK -- (2.7%)
COMMON STOCKS -- (2.7%)
  Alm Brand A.S. Series B..............................           623        13,569
  Bang & Olufsen Holding A.S. Series B.................           450        27,512
  Coloplast A.S. Series B..............................           404        43,052
  DFDS A.S., Copenhagen................................            24        19,788
  Danske Traelastko....................................           200        13,223
  Falck A.S............................................           568        45,113
  GN Great Nordic, Ltd.................................         1,600        50,778
  Korn-Og Foderstof Kompagnet A.S......................           700        13,285
  Nordiske Kabel og Traadfabrikker Holding A.S.........           277        15,729
  Obel (C.W.) A.S. Series B............................            89        11,769
  Radiometer A.S. Series B.............................           432        20,027
  Sas Danmark A.S......................................         1,739        21,102
  Superfos A.S.........................................         1,142        16,700
  *Topdanmark A.S......................................           145        26,437
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $343,940)......................................                     338,084
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Danish Krone (Cost $5,610)..........................                       5,832
                                                                       ------------
TOTAL -- DENMARK
  (Cost $349,550)......................................                     343,916
                                                                       ------------
NETHERLANDS -- (2.6%)
COMMON STOCKS -- (2.6%)
  ACF Holding NV (Certificate).........................           800        17,959
  Grolsche NV..........................................           800        21,609
  Hoek's (W.A.) Machine & Zuurstoffafabriek NV.........           300        17,308
  Hollandsche Beton Groep NV...........................         1,436        16,645
  Internatio-Mueller NV................................         1,230        28,257
  Kempen & Co. NV......................................           314        17,606
  Koninklijke Ahrend NV................................         1,254        29,598
  Koninklijke Frans Maas Groep NV......................           736        22,390
  Koninklijke Volker Wessels Stevin NV.................           930        18,048
  Nedlloyd Groep NV, Rotterdam.........................           900        12,320
  Otra NV..............................................         1,000        12,745
  Schuttersveld NV.....................................         1,284        28,420
  Twentsche Kabel Holding NV...........................           616        17,932
  Unique International NV..............................           710        18,061
  Van der Mollen Holding NV............................           300        20,440
  Wegener Arcade NV ...................................         1,550        30,568
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $363,570)......................................                     329,906
                                                                       ------------

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Netherlands Guilder (Cost $39)......................                $         42
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $363,609)......................................                     329,948
                                                                       ------------
BELGIUM -- (1.4%)
COMMON STOCKS -- (1.4%)
  Ackermans & Van Haaren SA............................           120        48,151
  Afrifina.............................................           140        24,437
  CMB (Cie Martime Belge)..............................           300        14,102
  Cofinimmo SA.........................................           200        25,279
  Deceuninck Plastics Industries SA....................           130        38,750
  *Immobel (Cie Immobiliere de Belgique SA)............           200        14,675
  Spector Photo Group SA...............................           188         6,272
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $142,557)......................................                     171,666
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Belgian Francs (Cost $3,400)........................                       3,570
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $145,957)......................................                     175,236
                                                                       ------------
NEW ZEALAND -- (0.8%)
COMMON STOCKS -- (0.8%)
  Enerco New Zealand, Ltd..............................         4,758        14,210
  Fernz Corp., Ltd.....................................         6,407        19,101
  New Zealand Refining Co., Ltd........................         1,008         8,616
  Ports of Auckland....................................         5,962        17,617
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
  Trustpower, Ltd......................................        18,000  $     25,834
  Warehouse Group, Ltd.................................         7,154        19,893
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $130,329)......................................                     105,271
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *New Zealand Dollar (Cost $25).......................                          26
                                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $130,354)......................................                     105,297
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (3.0%)
  Repurchase Agreement, PNC Capital Markets Inc. 4.95%,
    12/01/98 (Collateralized by U.S. Treasury Notes
    6.125%, 12/31/01, valued at $394,050) to be
    repurchased at $381,052. (Cost $381,000)...........  $        381       381,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $16,157,077)++.................................                $ 12,692,134
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $16,203,943.
  ##  Illiquid securities fair valued by the Board of Directors.

                See accompanying Notes to Financial Statements.

                         VA SHORT-TERM FIXED PORTFOLIO

                            STATEMENT OF NET ASSETS

                               NOVEMBER 30, 1998

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
COMMERCIAL PAPER -- (76.6%)
BP America C.P.
     5.100%, 12/11/98..................................  $       500   $    499,315
Barton Capital Corp. C.P.
     5.300%, 01/27/99..................................          500        495,899
Beta Finance, Inc. C.P.
     5.350%, 01/12/99..................................          500        496,949
CC (USA), Inc. C.P.
     5.200%, 02/22/99..................................          500        494,132
Caisse Centrale des Jardins du Quebec C.P.
     5.250%, 01/26/99..................................          500        495,971
Canadian Wheat Board C.P.
     5.150%, 01/08/99..................................          500        497,240
Ciesco L.P.C.P.
     5.270%, 01/28/99..................................          500        495,827
Coca-Cola Co. C.P.
     5.070%, 01/12/99..................................          500        496,949
Commerzbank C.P.
     5.280%, 01/12/99..................................          500        496,949
Corporate Asset Funding Corp. C.P.
     5.370%, 01/07/99..................................          500        497,312
Dresdner U.S. Finance C.P.
     5.120%, 01/25/99..................................          500        496,043
Enterprise Funding Corp. C.P.
     5.050%, 12/10/98..................................          500        499,380
Equipment Intermediate C.P.
     5.350%, 12/07/98..................................          500        499,589
General Electric Capital Corp. C.P.
     5.180%, 12/01/98..................................          500        500,000
Govco, Inc. C.P.
     5.300%, 01/12/99..................................          500        496,920
Louis Dreyfus Corp. C.P.
     4.930%, 12/14/98..................................          500        499,108
Metlife Funding, Inc. C.P.
     5.140%, 12/02/98..................................          500        499,932
Minnesota Mining & Manufacturing C.P.
     5.200%, 12/22/98..................................          200        199,424
Nestle Capital C.P.
     5.100%, 12/01/98..................................          500        500,000
New Center C.P.
     5.100%, 12/04/98..................................          500        499,795
Oesterreich Kontrollbank C.P.
     5.250%, 12/14/98..................................          500        499,110
Procter & Gamble Co. C.P.
     4.850%, 12/03/98..................................          500        499,863
Sheffield Receivables Corp. C.P.
     5.340%, 01/27/99..................................          500        495,899
Sigma Finance Corp. C.P.
     5.400%, 01/04/99..................................          500        497,530
St. Michael Finance, Ltd. C.P.
     5.250%, 12/08/98..................................          500        499,518
Sweden Kingdom C.P.
     4.950%, 12/09/98..................................          500        499,452
Swedish Export Credit Corp. C.P.
     5.230%, 01/08/99..................................          500        497,240
Teco Finance C.P.
     5.150%, 12/02/98..................................          500        499,931
USAA Capital Corp. C.P.
     5.120%, 12/17/98..................................          500        498,902
                                                                       ------------
TOTAL COMMERCIAL PAPER
  (Cost $14,143,187)...................................                  14,144,179
                                                                       ------------
                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
AGENCY OBLIGATIONS -- (8.1%)
Federal Home Loan Mortgage Corp.
    5.050%, 01/15/99
     (Cost $1,490,531).................................  $     1,500   $  1,490,190
                                                                       ------------
VARIABLE RATE OBLIGATIONS -- (7.0%)
American Express Centurion Bank
     ***5.313%, 12/07/98...............................          300        300,000
Key Bank N.A.
     ***5.469%, 12/02/99...............................          500        499,851
Chase Manhattan Corp.
     ***5.500%, 12/24/99...............................          500        500,000
                                                                       ------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $1,300,000)....................................                   1,299,851
                                                                       ------------
BONDS -- (5.5%)
Ford Motor Credit Co. Corporate Bonds
     7.250%, 05/15/99..................................          200        201,884
Illinois Tool Works, Inc. Corporate Bonds
     7.500%, 12/01/98..................................          250        250,000
Sara Lee Corp. Medium Term Notes
     5.500%, 12/01/98..................................          250        250,000
St. Paul Companies, Inc. Medium Term Notes
     7.590%, 05/19/99..................................          300        303,236
                                                                       ------------
TOTAL BONDS
  (Cost $1,002,807)....................................                   1,005,120
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (2.7%)
  Repurchase Agreement, PNC Capital Markets Inc. 4.95%,
    12/01/98 (Collateralized by U.S. Treasury Notes
    6.25%, 08/31/02, valued at $512,400) to be
    repurchased at $501,069.
    (Cost $501,000)....................................          501        501,000
                                                                       ------------
TOTAL INVESTMENTS -- (99.9%)
  (Cost $18,437,525)++.................................                  18,440,340
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (0.1%)
  Interest Receivable..................................                      17,715
  Receivable for Fund Shares Sold......................                      17,028
  Other Assets.........................................                       2,354
  Other Liabilities....................................                      (9,961)
                                                                       ------------
                                                                             27,136
                                                                       ------------
NET ASSETS -- (100%) Applicable to 1,830,739
  Outstanding $0.01 Par Value Shares (50,000,000 Shares
  Authorized)..........................................                $ 18,467,476
                                                                       ------------
                                                                       ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                $      10.09
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
  ++  Approximates cost for federal income tax purposes.
 ***  Rates shown are the rates of November 30, 1998, and maturities are the next interest readjustment date.

                See accompanying Notes to Financial Statements.

                            VA GLOBAL BOND PORTFOLIO

                            STATEMENT OF NET ASSETS

                               NOVEMBER 30, 1998

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
FRANCE -- (23.4%)
BONDS -- (23.4%)
Belgium (Kingdom of)
  6.875%, 05/30/02.....................................  $     1,000   $    194,227
Caisse d'Amortissement et de Dette Sociale
  5.500%, 04/25/02.....................................          800        149,697
Credit Local de France SA Euro Medium Term Notes
  5.375%, 10/11/01.....................................          500         92,132
  6.000%, 07/01/02.....................................        1,000        189,360
European Investment Bank
  8.500%, 02/20/02.....................................        1,500        303,798
France (Government of) BTAN
  5.500%, 10/12/01.....................................        1,100        204,940
  4.750%, 03/12/02.....................................        1,000        183,312
France Telecom SA
  9.000%, 07/27/01.....................................        1,800        360,145
KFW International Finance, Inc.
  8.750%, 06/26/02.....................................        1,200        247,016
SNCF (Societe Nationale de Chemins de Fer Francais)
  7.750%, 03/01/02.....................................        2,200        434,514
Suedwestdeutsche Landesbank Giro & Suedwestlb Capital
  Markets P.L.C.
  6.000%, 03/08/02.....................................          500         94,363
TOTAL BONDS
  (Cost $2,281,139)....................................                   2,453,504
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
French Francs (Cost $8)................................                           8
                                                                       ------------
TOTAL -- FRANCE
  (Cost $2,281,147)....................................                   2,453,512
                                                                       ------------
JAPAN -- (18.4%)
BONDS -- (18.4%)
Asian Development Bank
  5.000%, 02/05/03.....................................       45,000        431,434
Credit Local de France SA
  6.000%, 10/31/01.....................................        9,000         84,933
Deutsche Siedlungs Landesrentenbank
  2.600%, 07/10/02.....................................       32,000        278,894
Eksportfinans ASA
  2.650%, 07/10/02.....................................       20,000        174,585
European Investment Bank
  4.625%, 02/26/03.....................................       10,000         95,082
Inter-American Development Bank
  6.000%, 10/30/01.....................................       25,000        235,844
  2.250%, 02/05/02.....................................       10,000         85,704
Nordic Investment Bank
  2.600%, 06/28/02.....................................       40,000        348,422
World Bank (International Bank for Reconstruction and
  Development)
  4.500%, 03/20/03.....................................       20,000        189,760
                                                                       ------------
TOTAL -- JAPAN
  (Cost $1,868,628)....................................                   1,924,658
                                                                       ------------
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
GERMANY -- (17.7%)
BONDS -- (17.7%)
Denmark (Kingdom of)
  4.750%, 01/07/02.....................................  $       500   $    302,139
Deutsche Bahn Finance BV
  6.875%, 07/19/02.....................................          400        260,235
Germany (Republic of)
  8.000%, 01/21/02.....................................          550        368,590
Japan Finance Corp. for Small Business
  4.500%, 08/07/02.....................................          600        361,786
LB Rheinland-Pfatz Finance BV
  5.375%, 02/12/02.....................................          300        185,577
Minnesota Mining & Manufacturing Co.
  5.000%, 10/15/01.....................................          300        183,820
World Bank (International Bank for Reconstruction and
  Development)
  6.125%, 09/27/02.....................................          300        192,586
                                                                       ------------
TOTAL BONDS
  (Cost $1,804,962)....................................                   1,854,733
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
German Marks (Cost $16)................................                          15
                                                                       ------------
TOTAL -- GERMANY
  (Cost $1,804,978)....................................                   1,854,748
                                                                       ------------
UNITED STATES -- (16.2%)
COMMERCIAL PAPER -- (16.2%)
Barton Capital Holdings, Ltd. C.P.
  5.180%, 12/08/98.....................................          300        299,698
Ciesco L.P.C.P.
  5.150%, 12/11/98.....................................          400        399,427
Enterprise Funding Corp. C.P.
  5.050%, 12/10/98.....................................          400        399,495
Procter & Gamble Co. C.P.
  5.050%, 01/08/99.....................................          300        298,401
Sheffield Corp. C.P.
  5.300%, 12/01/98.....................................          300        300,000
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $1,697,021)....................................                   1,697,021
                                                                       ------------
AUSTRALIA -- (6.1%)
BONDS -- (6.1%)
Airservices Australia
  7.375%, 11/15/01.....................................          250        166,318
Alberto (Province of)
  7.000%, 03/20/02.....................................          500        329,334
State Bank of New South Wales
  11.750%, 08/16/01....................................          200        146,259
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $709,149)......................................                     641,911
                                                                       ------------

VA GLOBAL BOND PORTFOLIO

CONTINUED

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
NETHERLANDS -- (5.4%)
BONDS -- (5.4%)
Bank Nederlandse Gemeenten NV
  7.625%, 12/16/02.....................................  $       250   $    149,220
Netherlands (Kingdom of)
  5.750%, 09/15/02.....................................          750        420,714
                                                                       ------------
TOTAL BONDS
  (Cost $547,304)......................................                     569,934
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
Netherlands Guilder (Cost $8)..........................                           8
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $547,312)......................................                     569,942
                                                                       ------------
SWEDEN -- (2.9%)
BONDS -- (2.9%)
Sweden Govt. Bond
  13.000%, 06/15/01 (Cost $299,886)....................        2,000        300,031
INVESTMENT IN CURRENCY -- (0.0%)
Swedish Krona (Cost $23)...............................                          22
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $299,909)......................................                     300,053
                                                                       ------------
CANADA -- (2.0%)
BONDS -- (2.0%)
Toyota Credit Canada, Inc.
  8.000%, 12/29/00.....................................          200        137,826
  7.375%, 12/31/01.....................................          100         69,107
                                                                       ------------
TOTAL -- CANADA
  (Cost $229,029)......................................                     206,933
                                                                       ------------
                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (4.2%)
Repurchase Agreement, PNC Capital Markets Inc. 4.95%,
  12/01/98 (Collateralized by U.S. Treasury Notes
  6.125%, 12/31/01, valued at $457,950) to be
  repurchased at $442,061. (Cost $442,000).............  $       442   $    442,000
                                                                       ------------
TOTAL INVESTMENTS -- (96.3%)
  (Cost $9,879,173)++..................................                  10,090,778
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (3.7%)
    Interest Receivable................................                     233,162
    Other Assets.......................................                     186,648
    Other Liabilities..................................                     (27,142)
                                                                       ------------
                                                                            392,668
                                                                       ------------
NET ASSETS -- (100.0%) Applicable to 1,017,394
  Outstanding $.01 Par Value Shares (100,000,000 Shares
  Authorized)..........................................                $ 10,483,446
                                                                       ------------
                                                                       ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                $      10.30
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   @  Denominated in local currency.
   *  Non-Income Producing Securities
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1998
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                         VA              VA
                                                    INTERNATIONAL   INTERNATIONAL
                                                        VALUE           SMALL
                                                      PORTFOLIO       PORTFOLIO
                                                    -------------   -------------
ASSETS:
Investments at Value..............................  $     20,982    $     12,692
Collateral for Securities Lending.................           269             165
Cash..............................................            16              15
Receivables
  Dividends and Interest..........................            81              34
  Fund Shares Sold................................            17              17
Prepaid Expenses and Other Assets.................             7               2
                                                    -------------   -------------
    Total Assets..................................        21,372          12,925
                                                    -------------   -------------

LIABILITIES:
Payable for Securities Lending....................           269             165
Payable for Investment Securities Purchased.......            --               2
Accrued Expenses and Other Liabilities............            12              10
                                                    -------------   -------------
    Total Liabilities.............................           281             177
                                                    -------------   -------------

NET ASSETS........................................  $     21,091    $     12,748
                                                    -------------   -------------
                                                    -------------   -------------

SHARES OUTSTANDING $.01 PAR VALUE (50,000,000
  Shares Authorized)..............................     1,810,542       1,639,116
                                                    -------------   -------------
                                                    -------------   -------------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE...........................................  $      11.65    $       7.78
                                                    -------------   -------------
                                                    -------------   -------------

Investments at Cost...............................  $     20,887    $     16,157
                                                    -------------   -------------
                                                    -------------   -------------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1998
                             (AMOUNTS IN THOUSANDS)

                                                        VA SMALL           VA LARGE       VA INTERNATIONAL
                                                         VALUE              VALUE              VALUE
                                                       PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                    ----------------   ----------------   ----------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes withheld of $0,
    $0 and $38, respectively).....................        $     148          $     504          $     415
  Interest........................................               33                 34                 40
  Income from Securities Lending..................               --                 --                 14
                                                            -------            -------            -------
      Total Investment Income.....................              181                538                469
                                                            -------            -------            -------

EXPENSES
  Investment Advisory Services....................               89                 69                 81
  Accounting & Transfer Agent Fees................               22                 32                 29
  Custodian's Fees................................                3                  4                 13
  Legal Fees......................................                1                  1                 --
  Audit Fees......................................                2                  3                  2
  Filing Fees.....................................                1                  2                  2
  Shareholders' Reports...........................                4                  6                  4
  Organization Costs..............................                1                  7                  4
  Other...........................................                1                  3                  3
                                                            -------            -------            -------
      Total Expenses..............................              124                127                138
                                                            -------            -------            -------
  NET INVESTMENT INCOME...........................               57                411                331
                                                            -------            -------            -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
  Net Realized Gain on Investment Securities......            1,518              1,933              1,120
  Net Realized Gain on Foreign Currency
    Transactions..................................               --                 --                  2
  Change in Unrealized Appreciation (Depreciation)
    of:
      Investment Securities and Foreign
        Currency..................................           (3,079)               742                468
      Translation of Foreign Currency Denominated
        Amounts...................................               --                 --                  1
                                                            -------            -------            -------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..............................           (1,561)             2,675              1,591
                                                            -------            -------            -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................        $  (1,504)         $   3,086          $   1,922
                                                            -------            -------            -------
                                                            -------            -------            -------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1998
                             (AMOUNTS IN THOUSANDS)

                                                    VA INTERNATIONAL    VA SHORT-TERM        VA GLOBAL
                                                         SMALL              FIXED               BOND
                                                       PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                    ----------------   ----------------   ----------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes withheld of $25,
    $0 and $0, respectively)......................        $     258                 --                 --
  Interest........................................               25          $     948          $     369
  Income from Securities Lending..................                8                 --                 --
                                                            -------              -----             ------
      Total Investment Income.....................              291                948                369
                                                            -------              -----             ------

EXPENSES
  Investment Advisory Services....................               59                 42                 22
  Accounting & Transfer Agent Fees................               18                 12                 14
  Custodian's Fees................................               21                  2                  2
  Audit Fees......................................                1                  2                  1
  Filing Fees.....................................                2                  2                  1
  Shareholders' Reports...........................                2                  4                  2
  Organization Costs..............................                1                  1                  7
  Other...........................................                2                  4                  0
                                                            -------              -----             ------
      Total Expenses..............................              106                 69                 49
                                                            -------              -----             ------
  NET INVESTMENT INCOME...........................              185                879                320
                                                            -------              -----             ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
  Net Realized Gain on Investment Securities......              821                 19                  1
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..................................              (11)                --                 35
  Change in Unrealized Appreciation (Depreciation)
    of:
      Investment Securities and Foreign
        Currency..................................           (1,081)                (7)               513
      Translation of Foreign Currency Denominated
        Amounts...................................               (1)                --               (154)
                                                            -------              -----             ------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..............................             (272)                12                396
                                                            -------              -----             ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................        $     (87)         $     891          $     715
                                                            -------              -----             ------
                                                            -------              -----             ------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                           VA SMALL                  VA LARGE
                                                        VALUE PORTFOLIO           VALUE PORTFOLIO
                                                    -----------------------   -----------------------
                                                    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                                       1998         1997         1998         1997
                                                    ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income...........................  $       57   $       59   $      411   $      336
  Net Realized Gain on Investment Securities......       1,518        1,173        1,933        1,627
  Net Realized Loss on Foreign Currency
    Transactions..................................          --           --           --           (1)
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities......................      (3,079)       2,525          742        2,529
                                                    ----------   ----------   ----------   ----------

      Net Increase (Decrease) in Net Assets
        Resulting from Operations.................      (1,504)       3,757        3,086        4,491
                                                    ----------   ----------   ----------   ----------

Distributions From:
  Net Investment Income...........................         (63)         (22)        (396)        (290)
  Net Realized Gains..............................      (1,173)         (76)      (1,625)        (481)
                                                    ----------   ----------   ----------   ----------
      Total Distributions.........................      (1,236)         (98)      (2,021)        (771)
                                                    ----------   ----------   ----------   ----------

Capital Share Transactions (1):
  Shares Issued...................................       6,766        9,470       12,228       11,914
  Shares Issued in Lieu of Cash Distributions.....       1,236           98        2,021          771
  Shares Redeemed.................................      (4,858)      (3,857)      (9,672)      (5,430)
                                                    ----------   ----------   ----------   ----------

      Net Increase From Capital Share
        Transactions..............................       3,144        5,711        4,577        7,255
                                                    ----------   ----------   ----------   ----------

      Total Increase..............................         404        9,370        5,642       10,975

NET ASSETS
  Beginning of Period.............................      17,428        8,058       24,545       13,570
                                                    ----------   ----------   ----------   ----------
  End of Period...................................  $   17,832   $   17,428   $   30,187   $   24,545
                                                    ----------   ----------   ----------   ----------
                                                    ----------   ----------   ----------   ----------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..................................         471          696          747          814
   Shares Issued in Lieu of Cash Distributions....          89            8          134           57
   Shares Redeemed................................        (328)        (262)        (579)        (354)
                                                    ----------   ----------   ----------   ----------
                                                           232          442          302          517
                                                    ----------   ----------   ----------   ----------
                                                    ----------   ----------   ----------   ----------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                       VA INTERNATIONAL          VA INTERNATIONAL
                                                        VALUE PORTFOLIO           SMALL PORTFOLIO
                                                    -----------------------   -----------------------
                                                    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                                       1998         1997         1998         1997
                                                    ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income...........................  $      331   $      275   $      185   $      111
  Net Realized Gain on Investment Securities......       1,120          230          821          112
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..................................           2          (15)         (11)          (1)
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities and Foreign Currency....         468       (1,092)      (1,081)      (2,444)
    Translation of Foreign Currency Denominated
      Amounts.....................................           1           (3)          (1)          (1)
                                                    ----------   ----------   ----------   ----------
      Net Increase (Decrease) in Net Assets
        Resulting from Operations.................       1,922         (605)         (87)      (2,223)
                                                    ----------   ----------   ----------   ----------

Distributions From:
  Net Investment Income...........................        (295)        (100)        (119)         (37)
  Net Realized Gains..............................        (227)         (44)        (112)        (136)
                                                    ----------   ----------   ----------   ----------
      Total Distributions.........................        (522)        (144)        (231)        (173)
                                                    ----------   ----------   ----------   ----------

Capital Share Transactions (1):
  Shares Issued...................................       7,431        9,487        5,382        7,137
  Shares Issued in Lieu of Cash Distributions.....         522          144          231          173
  Shares Redeemed.................................      (5,872)      (1,789)      (2,431)      (1,037)
                                                    ----------   ----------   ----------   ----------

      Net Increase From Capital Share
        Transactions..............................       2,081        7,842        3,182        6,273
                                                    ----------   ----------   ----------   ----------

      Total Increase..............................       3,481        7,093        2,864        3,877

NET ASSETS
  Beginning of Period.............................      17,610       10,517        9,884        6,007
                                                    ----------   ----------   ----------   ----------
  End of Period...................................  $   21,091   $   17,610   $   12,748   $    9,884
                                                    ----------   ----------   ----------   ----------
                                                    ----------   ----------   ----------   ----------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..................................         628          841          666          757
   Shares Issued in Lieu of Cash Distributions....          50           13           32           18
   Shares Redeemed................................        (488)        (155)        (295)        (112)
                                                    ----------   ----------   ----------   ----------
                                                           190          699          403          663
                                                    ----------   ----------   ----------   ----------
                                                    ----------   ----------   ----------   ----------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                         VA SHORT-TERM               VA GLOBAL
                                                        FIXED PORTFOLIO           BOND PORTFOLIO
                                                    -----------------------   -----------------------
                                                    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                                       1998         1997         1998         1997
                                                    ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income...........................  $      879   $      623   $      320   $      239
  Net Realized Gain on Investment Securities......          19           13            1           25
  Net Realized Gain on Foreign Currency
    Transactions..................................          --           --           35          409
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities and Foreign Currency....          (7)         (14)         513         (354)
    Translation of Foreign Currency Denominated
      Amounts.....................................          --           --         (154)         119
                                                    ----------   ----------   ----------   ----------

      Net Increase in Net Assets Resulting from
        Operations................................         891          622          715          438
                                                    ----------   ----------   ----------   ----------

Distributions From:
  Net Investment Income...........................        (864)        (595)        (798)        (388)
  Net Realized Gains..............................         (12)          --          (26)         (93)
  Tax Return of Capital...........................          --           --          (27)          --
                                                    ----------   ----------   ----------   ----------
      Total Distributions.........................        (876)        (595)        (851)        (481)
                                                    ----------   ----------   ----------   ----------

Capital Share Transactions (1):
  Shares Issued...................................       6,661        9,723        4,119        5,358
  Shares Issued in Lieu of Cash Distributions.....         876          595          851          481
  Shares Redeemed.................................      (4,221)      (2,998)      (1,424)      (2,426)
                                                    ----------   ----------   ----------   ----------

      Net Increase From Capital Share
        Transactions..............................       3,316        7,320        3,546        3,413
                                                    ----------   ----------   ----------   ----------

      Total Increase..............................       3,331        7,347        3,410        3,370

NET ASSETS
  Beginning of Period.............................      15,136        7,789        7,073        3,703
                                                    ----------   ----------   ----------   ----------
  End of Period...................................  $   18,467   $   15,136   $   10,483   $    7,073
                                                    ----------   ----------   ----------   ----------
                                                    ----------   ----------   ----------   ----------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..................................         662          967          410          513
   Shares Issued in Lieu of Cash Distributions....          87           59           87           47
   Shares Redeemed................................        (419)        (298)        (141)        (230)
                                                    ----------   ----------   ----------   ----------
                                                           330          728          356          330
                                                    ----------   ----------   ----------   ----------
                                                    ----------   ----------   ----------   ----------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                                                                           VA SMALL
                                                                        VALUE PORTFOLIO
                                                      ---------------------------------------------------
                                                                       YEAR         YEAR        OCT. 3,
                                                      YEAR ENDED      ENDED        ENDED           TO
                                                       NOV. 30,      NOV. 30,     NOV. 30,      NOV. 30,
                                                         1998          1997         1996          1995
                                                      ----------     --------     --------     ----------
Net Asset Value, Beginning of Period..............      $  15.45     $  11.75      $ 9.69        $ 10.00
                                                      ----------     --------     --------     ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...........................          0.04         0.06        0.03           0.01
  Net Gains (Losses) on Securities (Realized and
    Unrealized)...................................         (1.27)        3.78        2.05          (0.31)
                                                      ----------     --------     --------     ----------
    Total from Investment Operations..............         (1.23)        3.84        2.08          (0.30)
                                                      ----------     --------     --------     ----------
LESS DISTRIBUTIONS
  Net Investment Income...........................         (0.06)       (0.03)      (0.02)         (0.01)
  Net Realized Gains..............................         (1.05)       (0.11)         --             --
                                                      ----------     --------     --------     ----------
    Total Distributions...........................         (1.11)       (0.14)      (0.02)         (0.01)
                                                      ----------     --------     --------     ----------
Net Asset Value, End of Period....................      $  13.11     $  15.45      $11.75        $  9.69
                                                      ----------     --------     --------     ----------
                                                      ----------     --------     --------     ----------
Total Return......................................         (8.45)%      33.02%      21.47%         (3.04)%#
Net Assets, End of Period (thousands).............      $ 17,832     $ 17,428      $8,058        $ 4,848
Ratio of Expenses to Average Net Assets...........          0.70%        0.71%       1.05%          0.99%*
Ratio of Net Investment Income to Average Net
  Assets..........................................          0.32%        0.45%       0.34%          0.91%*
Portfolio Turnover Rate...........................         22.81%       21.18%       5.19%          0.00%*

                                                                           VA LARGE
                                                                       VALUE PORTFOLIO
                                                      --------------------------------------------------
                                                        YEAR         YEAR          YEAR        JAN. 13,
                                                       ENDED         ENDED         ENDED          TO
                                                      NOV. 30,     NOV. 30,      NOV. 30,      NOV. 30,
                                                        1998         1997          1996          1995
                                                      --------     ---------     ---------     ---------
Net Asset Value, Beginning of Period..............    $  16.08      $  13.46      $  11.29      $ 10.00
                                                      --------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...........................        0.24          0.24          0.17         0.19
  Net Gains (Losses) on Securities (Realized and
    Unrealized)...................................        1.47          3.07          2.12         1.85
                                                      --------     ---------     ---------     ---------
    Total from Investment Operations..............        1.71          3.31          2.29         2.04
                                                      --------     ---------     ---------     ---------
LESS DISTRIBUTIONS
  Net Investment Income...........................       (0.24)        (0.23)        (0.12)       (0.16)
  Net Realized Gains..............................       (1.04)        (0.46            --        (0.59)
                                                      --------     ---------     ---------     ---------
    Total Distributions...........................       (1.28)        (0.69)        (0.12)       (0.75)
                                                      --------     ---------     ---------     ---------
Net Asset Value, End of Period....................    $  16.51      $  16.08      $  13.46      $ 11.29
                                                      --------     ---------     ---------     ---------
                                                      --------     ---------     ---------     ---------
Total Return......................................       11.46%        25.72%        20.45%       20.41%#
Net Assets, End of Period (thousands).............    $ 30,187      $ 24,545      $ 13,570      $ 6,562
Ratio of Expenses to Average Net Assets...........        0.46%         0.48%         1.03%        1.20%*
Ratio of Net Investment Income to Average Net
  Assets..........................................        1.49%         1.71%         1.59%        2.03%*
Portfolio Turnover Rate...........................       22.98%        20.49%        18.54%       65.38%*

------------------
   *  Annualized
   #  Non-Annualized

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       VA INTERNATIONAL
                                                                        VALUE PORTFOLIO
                                                      ---------------------------------------------------
                                                                       YEAR         YEAR        OCT. 3,
                                                      YEAR ENDED      ENDED        ENDED           TO
                                                       NOV. 30,      NOV. 30,     NOV. 30,      NOV. 30,
                                                         1998          1997         1996          1995
                                                      ----------     --------     --------     ----------
Net Asset Value, Beginning of Period..............      $  10.87     $  11.41      $ 10.03       $ 10.00
                                                      ----------     --------     --------     ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)....................          0.19         0.17         0.11            --
  Net Gains (Losses) on Securities (Realized and
    Unrealized)...................................          0.91        (0.56)        1.29          0.03
                                                      ----------     --------     --------     ----------
    Total from Investment Operations..............          1.10        (0.39)        1.40          0.03
                                                      ----------     --------     --------     ----------
LESS DISTRIBUTIONS
  Investment Income...............................         (0.18)       (0.10)          --            --
  Net Realized Gains..............................         (0.14)       (0.05)       (0.02)           --
                                                      ----------     --------     --------     ----------
    Total Distributions...........................         (0.32)       (0.15)       (0.02)           --
                                                      ----------     --------     --------     ----------
Net Asset Value, End of Period....................      $  11.65     $  10.87      $ 11.41       $ 10.03
                                                      ----------     --------     --------     ----------
                                                      ----------     --------     --------     ----------
Total Return......................................         10.43%       (3.45)%      13.92%         0.30%#
Net Assets, End of Period (thousands).............      $ 21,091     $ 17,610      $10,517       $ 5,014
Ratio of Expenses to Average Net Assets...........          0.68%        0.76%        1.17%         1.32%*
Ratio of Net Investment Income to Average Net
  Assets..........................................          1.63%        1.83%        1.29%        (0.20)%*
Portfolio Turnover Rate...........................         27.11%        7.95%        4.14%         0.00%*

                                                                       VA INTERNATIONAL
                                                                       SMALL PORTFOLIO
                                                      --------------------------------------------------
                                                        YEAR         YEAR          YEAR        JAN. 13,
                                                       ENDED         ENDED         ENDED          TO
                                                      NOV. 30,     NOV. 30,      NOV. 30,      NOV. 30,
                                                        1998         1997          1996          1995
                                                      --------     ---------     ---------     ---------
Net Asset Value, Beginning of Period..............    $   7.99      $ 10.48       $  9.71       $ 10.00
                                                      --------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)....................        0.11         0.09          0.06         (0.01)
  Net Gains (Losses) on Securities (Realized and
    Unrealized)...................................       (0.14)       (2.30)         0.71         (0.28)
                                                      --------     ---------     ---------     ---------
    Total from Investment Operations..............       (0.03)       (2.21)         0.77         (0.29)
                                                      --------     ---------     ---------     ---------
LESS DISTRIBUTIONS
  Investment Income...............................       (0.09)       (0.06)           --            --
  Net Realized Gains..............................       (0.09)       (0.22)           --            --
                                                      --------     ---------     ---------     ---------
    Total Distributions...........................       (0.18)       (0.28)           --            --
                                                      --------     ---------     ---------     ---------
Net Asset Value, End of Period....................    $   7.78      $  7.99       $ 10.48       $  9.71
                                                      --------     ---------     ---------     ---------
                                                      --------     ---------     ---------     ---------
Total Return......................................       (0.23)%     (21.54)%        7.93%        (2.90)%#
Net Assets, End of Period (thousands).............    $ 12,748      $ 9,884       $ 6,007       $ 4,856
Ratio of Expenses to Average Net Assets...........        0.90%        0.99%         1.27%         2.52%*
Ratio of Net Investment Income to Average Net
  Assets..........................................        1.56%        1.32%         0.63%        (0.39)%*
Portfolio Turnover Rate...........................       20.82%        8.57%         6.40%         0.00%*

------------------
   *  Annualized
   #  Non-Annualized

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                         VA SHORT-TERM
                                                                        FIXED PORTFOLIO
                                                      ---------------------------------------------------
                                                                       YEAR         YEAR        OCT. 3,
                                                      YEAR ENDED      ENDED        ENDED           TO
                                                       NOV. 30,      NOV. 30,     NOV. 30,      NOV. 30,
                                                         1998          1997         1996          1995
                                                      ----------     --------     --------     ----------
Net Asset Value, Beginning of Period..............      $  10.08     $  10.08      $10.04        $ 10.00
                                                      ----------     --------     --------     ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...........................          0.53         0.53        0.48           0.08
  Net Gains on Securities (Realized and
    Unrealized)...................................          0.02           --        0.04             --
                                                      ----------     --------     --------     ----------
    Total from Investment Operations..............          0.06         0.53        0.52           0.08
                                                      ----------     --------     --------     ----------
LESS DISTRIBUTIONS
  Net Investment Income...........................         (0.53)       (0.53)      (0.48)         (0.04)
  Net Realized Gains..............................         (0.01)          --          --             --
  Tax Return of Capital...........................            --           --          --             --
                                                      ----------     --------     --------     ----------
    Total Distributions...........................         (0.05)       (0.53)      (0.48)         (0.04)
                                                      ----------     --------     --------     ----------
Net Asset Value, End of Period....................      $  10.09     $  10.08      $10.08        $ 10.04
                                                      ----------     --------     --------     ----------
                                                      ----------     --------     --------     ----------
Total Return......................................          5.54%        5.46%       5.34%          0.81%#
Net Assets, End of Period (thousands).............      $ 18,467     $ 15,136      $7,789        $ 5,041
Ratio of Expenses to Average Net Assets...........          0.41%        0.43%       0.70%          0.63%*
Ratio of Net Investment Income to Average Net
  Assets..........................................          5.24%        5.44%       4.93%          5.11%*
Portfolio Turnover Rate...........................         49.84%       72.92%      29.27%          0.00%*

                                                                          VA GLOBAL
                                                                        BOND PORTFOLIO
                                                      --------------------------------------------------
                                                        YEAR         YEAR          YEAR        JAN. 13,
                                                       ENDED         ENDED         ENDED          TO
                                                      NOV. 30,     NOV. 30,      NOV. 30,      NOV. 30,
                                                        1998         1997          1996          1995
                                                      --------     ---------     ---------     ---------
Net Asset Value, Beginning of Period..............    $  10.69      $ 11.14       $ 10.61       $ 10.00
                                                      --------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...........................        0.52         0.42          0.37          0.48
  Net Gains on Securities (Realized and
    Unrealized)...................................        0.30         0.34          0.57          0.81
                                                      --------     ---------     ---------     ---------
    Total from Investment Operations..............        0.82         0.76          0.94          1.29
                                                      --------     ---------     ---------     ---------
LESS DISTRIBUTIONS
  Net Investment Income...........................       (1.14)       (0.94)        (0.41)        (0.57)
  Net Realized Gains..............................       (0.04)       (0.27)           --         (0.11)
  Tax Return of Capital...........................       (0.03)          --            --            --
                                                      --------     ---------     ---------     ---------
    Total Distributions...........................       (1.21)       (1.21)        (0.41)        (0.68)
                                                      --------     ---------     ---------     ---------
Net Asset Value, End of Period....................    $  10.30      $ 10.69       $ 11.14       $ 10.61
                                                      --------     ---------     ---------     ---------
                                                      --------     ---------     ---------     ---------
Total Return......................................        8.44%        7.58%         9.16%        13.09%#
Net Assets, End of Period (thousands).............    $ 10,483      $ 7,073       $ 3,703       $ 3,393
Ratio of Expenses to Average Net Assets...........        0.57%        0.65%         1.73%         1.31%*
Ratio of Net Investment Income to Average Net
  Assets..........................................        3.65%        4.09%         3.43%         5.08%*
Portfolio Turnover Rate...........................       36.97%       58.35%        88.93%        60.09%*

------------------
(Restated to reflect a 900% stock dividend as of January 2, 1996.)
   *  Annualized
   #  Non-Annualized

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company. The Fund offers thirty portfolios, six of which (the "VA Portfolios") are included in this report. Of the remaining twenty-four portfolios, twenty-three are presented in separate reports and the remaining portfolio has not yet commenced operations. The VA Portfolios are only available through a select group of insurance products.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by VA Small Value Portfolio and VA Large Value Portfolio (the "Domestic Equity Portfolios") which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Securities held by VA International Value Portfolio and VA International Small Portfolio (the "International Equity Portfolios") which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded.

    Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

    Securities held by VA Short-Term Fixed Portfolio and VA Global Bond Portfolio are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

    2. FOREIGN CURRENCY: Securities and other assets and liabilities of the International Equity Portfolios and VA Global Bond Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. VA Global Bond Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

    The International Equity Portfolios do not generally isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, VA Global Bond Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amount of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and VA Global Bond Portfolio and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is the VA Portfolios' intention to continue to qualify as a regulated investment company and distribute all of their taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a VA Portfolio are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the VA Portfolios. For the year ended November 30, 1998, the VA Portfolios' advisory fees were computed daily and paid monthly to the Advisor based on the following effective annual rates:

VA Small Value Portfolio.................................  0.50 of 1%
VA Large Value Portfolio.................................  0.25 of 1%
VA International Value Portfolio.........................  0.40 of 1%
VA International Small Portfolio.........................  0.50 of 1%
VA Short-Term Fixed Portfolio............................  0.25 of 1%
VA Global Bond Portfolio.................................  0.25 of 1%

    Certain officers of the VA Portfolios are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 1998, the VA Portfolios made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

                                                                              OTHER INVESTMENT
                                                                                 SECURITIES
                                                                           ----------------------
                                                                            PURCHASES     SALES
                                                                           -----------  ---------
VA Small Value Portfolio.................................................   $   6,320   $   3,947
VA Large Value Portfolio.................................................       8,864       6,201
VA International Value Portfolio.........................................       5,359       5,203
VA International Small Portfolio.........................................       5,329       2,333
VA Short-Term Fixed Portfolio............................................       2,985       4,317
VA Global Bond Portfolio.................................................       3,751       2,748

E. INVESTMENT TRANSACTIONS:

    At November 30, 1998, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                                                              GROSS UNREALIZED   GROSS UNREALIZED
                                                                                APPRECIATION       DEPRECIATION        NET
                                                                              -----------------  -----------------  ---------
VA Small Value Portfolio....................................................      $   3,586          $  (3,220)     $     366
VA Large Value Portfolio....................................................          6,586             (1,508)         5,078
VA International Value Portfolio............................................          3,874             (3,840)            34
VA International Small Portfolio............................................          1,495             (5,007)        (3,512)
VA Short-Term Fixed Portfolio...............................................              4                 (2)             2
VA Global Bond Portfolio....................................................            266                (54)           212

F. FINANCIAL INSTRUMENTS:

    In accordance with the VA Portfolios' Investment Objectives and Policies, the VA Portfolios may invest in certain financial instruments which have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The VA Portfolios may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. All open repurchase agreements were entered into on November 30, 1998.

    2. FORWARD CURRENCY CONTRACTS: VA Global Bond Portfolio may enter into forward foreign currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At November 30, 1998, VA Global Bond Portfolio had entered into the following contracts and the related net unrealized foreign exchange loss is reflected in the accompanying financial statements:

                                                                                           UNREALIZED
                                                                                            FOREIGN
EXPIRATION                                              CONTRACT      VALUE AT NOVEMBER     EXCHANGE
   DATE                  CURRENCY SOLD                   AMOUNT           30, 1998        GAIN (LOSS)
----------  ----------------------------------------  -------------  -------------------  ------------
 12/16/98      241,718,705  Japanese Yen              $   1,954,296    $     1,966,471     $  (12,175)
 12/21/98        2,566,147  Swedish Krona                   319,682            316,320          3,362
 12/23/98          339,405  Canadian Dollars                219,679            221,906         (2,227)
 12/24/98        1,101,033  Netherland Guilders             578,093            577,491            602
 12/28/98        3,243,748  German Marks                  1,918,318          1,918,492           (174)
 12/29/98        1,055,970  Australian Dollars              678,993            663,994         14,999
 12/30/98       14,451,332  French Francs                 2,523,887          2,548,192        (24,305)
                                                      -------------  -------------------  ------------
                                                      $   8,192,948    $     8,212,866     $  (19,918)
                                                      -------------  -------------------  ------------
                                                      -------------  -------------------  ------------

    Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. VA Global Bond Portfolio will enter into forward contracts only for hedging purposes.

    3. FOREIGN MARKETS RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

G. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. For the year ended November 30, 1998, borrowings under the line by the VA Portfolios were as follows:

                                                       WEIGHTED        WEIGHTED         NUMBER OF       INTEREST
                                                        AVERAGE        AVERAGE            DAYS           EXPENSE
                                                     INTEREST RATE   LOAN BALANCE      OUTSTANDING      INCURRED
                                                     -------------  --------------  -----------------  -----------
The VA Small Value Portfolio.......................         5.93%    $     68,833               6       $     102
The VA Large Value Portfolio.......................         5.94%         231,462              22             993
The VA International Value Portfolio...............         5.95%         418,000              10             691

                                                       MAXIMUM AMOUNT
                                                      BORROWED DURING
                                                         THE PERIOD
                                                     ------------------
The VA Small Value Portfolio.......................     $     81,000
The VA Large Value Portfolio.......................          612,500
The VA International Value Portfolio...............          600,000

There were no outstanding borrowings under the line of credit at November 30, 1998.

H. COMPONENTS OF NET ASSETS:

                                                                               AT NOVEMBER 30, 1998 NET ASSETS CONSIST OF:
                                                                                         (AMOUNTS IN THOUSANDS)
                                                                           ---------------------------------------------------
                                                                               VA SMALL         VA LARGE      VA INTERNATIONAL
                                                                                VALUE             VALUE            VALUE
                                                                              PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                                           ----------------  ---------------  ----------------
Paid-In Capital..........................................................     $   15,903       $    23,063       $   19,575
Undistributed Net Investment Income......................................             45               113              288
Undistributed Net Realized Gain..........................................          1,518             1,933            1,129
Undistributed Net Realized Foreign Exchange Gain.........................             --                --                2
Unrealized Appreciation of Investment Securities and Foreign Currency....            366             5,078               95
Unrealized Net Foreign Exchange Gain.....................................             --                --                2
                                                                                --------     ---------------       --------
                                                                              $   17,832       $    30,187       $   21,091
                                                                                --------     ---------------       --------
                                                                                --------     ---------------       --------


                                                                           VA INTERNATIONAL   VA SHORT-TERM      VA GLOBAL
                                                                                SMALL             FIXED             BOND
                                                                              PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                                           ----------------  ---------------  ----------------
Paid-In Capital..........................................................     $   15,228       $    18,372       $   10,273
Undistributed Net Investment Income (Loss)...............................            174                74              (21)
Undistributed Net Realized Gain..........................................            821                19               --
Undistributed Net Realized Foreign Exchange Gain (Loss)..................            (11)               --               35
Unrealized Appreciation (Depreciation) of Investment Securities and
  Foreign Currency.......................................................         (3,465)                2              212
Unrealized Net Foreign Exchange Gain (Loss)..............................              1                --              (16)
                                                                                --------     ---------------       --------
                                                                              $   12,748       $    18,467       $   10,483
                                                                                --------     ---------------       --------
                                                                                --------     ---------------       --------

I. SECURITIES LENDING:

    Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 1998 was reinvested into overnight repurchase agreements with Lehman Brothers, which was in turn collateralized by U.S. Government Treasury Securities. The market value of securities on loan to brokers the related collateral cash received by each Portfolio and value of collateral on overnight repurchase agreements at November 30, 1998, was as follows:

                                                                                                                  VALUE OF
                                                                                                                COLLATERAL ON
                                                                                                  VALUE OF        OVERNIGHT
                                                                                   VALUE OF    COLLATERAL AND    REPURCHASE
                                                                                  SECURITIES   INDEMNIFICATION   AGREEMENTS
                                                                                  -----------  ---------------  -------------
VA International Value Portfolio................................................  $   250,908    $   268,930     $   269,247
VA International Small Portfolio................................................      155,135        164,730         164,927

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
DFA INVESTMENT DIMENSIONS GROUP INC.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, of DFA Investment Dimensions Group Inc., VA International Value Portfolio and the VA International Small Portfolio and the statements of net assets of the VA Small Value Portfolio, VA Large Value Portfolio, VA Short-term Fixed Portfolio and VA Global Bond Portfolio, and the related statements of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA Investment Dimensions Group Inc., VA Small Value Portfolio, VA Large Value Portfolio, VA International Value Portfolio, VA International Small Portfolio, VA Short-term Fixed Portfolio and VA Global Bond Portfolio at November 30, 1998, the results of their operations, the changes in their net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at November 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 15, 1999